              As filed with the Securities and Exchange Commission
                              On February 28, 2007

                     Registration No. 333-132211; 811-21862


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                         Post-Effective Amendment No. 2                      [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                                 Amendment No. 4                             [X]

                        (Check appropriate box or boxes)

                                   ----------

                           BANC OF AMERICA FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                             James r. Bordewick, Jr.
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to Rule 485(b), or

[ ] 60 days after filing pursuant to Rule 485(a), or

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to Rule 485(b), or

[ ] on (date) pursuant to Rule 485(a).

[ ] on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

          The Registrant is filing this Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 4 under the 1940 Act to the Registration Statement on Form N-1A for Banc of America Funds Trust (the "Trust") in order to provide updated financial information for the Trust's series and to effect certain non-material changes.

                                    BANC OF AMERICA FUNDS
                                    Prospectus -- Class A, C, R and Z Shares
                                    March 1, 2007

                                    Banc of America Retirement 2005 Portfolio
                                    Banc of America Retirement 2010 Portfolio
                                    Banc of America Retirement 2015 Portfolio
                                    Banc of America Retirement 2020 Portfolio
                                    Banc of America Retirement 2025 Portfolio
                                    Banc of America Retirement 2030 Portfolio
                                    Banc of America Retirement 2035 Portfolio
                                    Banc of America Retirement 2040 Portfolio


                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.


NOT FDIC-INSURED     NOT BANK ISSUED

    NOT BANK
   GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO BANC OF AMERICA FUNDS. SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 93.


YOUR INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIOS AND THE UNDERLYING FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE PORTFOLIOS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about the portfolios of Banc of America Funds (the Portfolios). Please read it carefully because it contains information that is designed to help you make informed investment decisions.

Unlike traditional mutual funds, which invest in individual securities, the Portfolios invest in a mix of underlying funds (the Underlying Funds) using an asset allocation approach that will change over time. Mutual funds that invest in underlying funds are sometimes called "funds of funds."

The Portfolios are managed by Columbia Management Advisors, LLC (the Adviser). The Underlying Funds are themselves mutual funds.

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a portfolio by investing in different asset classes -- for example, domestic equity securities, foreign securities and fixed income securities -- in varying proportions. Each Portfolio will seek to achieve its objective by investing in Class Z shares of a combination of Underlying Funds representing a variety of asset classes and investment styles. Each Portfolio is managed to the specific year of planned retirement included in its name (the Retirement Year). Each Portfolio's asset mix will become gradually more conservative over time until 15 years after its Retirement Year. After that, each Portfolio will have a fairly static asset allocation.

The mix of asset classes and how much is invested in each will be the most important factor in how each Portfolio performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization stocks, has different return and risk characteristics, and reacts in different ways to changes in the economy and market sentiment. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

ABOUT THE PORTFOLIOS

Each Portfolio has its own risk/return characteristics. The performance of the Portfolios depends on many factors, including their allocation strategies, their risk/return characteristics, and the performance of the Underlying Funds. There's always a risk that you'll lose money or not earn as much as you expect.

The glide path below demonstrates how the asset allocation of each Portfolio to Underlying Funds with investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large-capitalization companies, international equity securities, or fixed income securities, is expected to change as the Portfolio ages. The glide path demonstrates how each Portfolio's asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Adviser will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating the percentage allocations shown in the glide path even though the Underlying Fund may invest in securities other than the sub-asset class.
(CHART)

The Adviser may depart from the allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Adviser's evaluation of market conditions. If the Adviser believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Adviser may overweight Underlying Funds that emphasize asset or sub-asset classes that the Adviser believes offer increased opportunity and/or underweight Underlying Funds that emphasize asset or sub-asset classes that the Adviser believes present increased risk. The Adviser uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds. The Adviser intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

                            WHICH OF THE PORTFOLIOS MAY BE RIGHT FOR YOU?



                            When you're choosing a Portfolio you should consider your investment goals, how much risk you can accept and, especially, how long until you expect to retire.

                            A Portfolio with a later Retirement Year may not be suitable for you if:

                              - you are not prepared to accept or are unable to
                                bear the risks associated with equity
                                securities.

                              - you have short-term investment goals.

                              - you are looking for a regular stream of income.

                            A Portfolio with a later Retirement Year is a more aggressive choice than a Portfolio with an earlier Retirement Year.

                            You should realize that the Portfolios may not be a complete solution to your retirement needs.

                            You'll find a discussion of the Portfolios' investment objectives, principal investment strategies and risks in the Portfolio description that starts on page 5.

                            FOR MORE INFORMATION



                            If you have any questions about your account or the Portfolios, please visit WWW.BANCOFAMERICAFUNDS.COM or contact your retirement plan administrator. Columbia Management Services, Inc. can be reached at 1.800.322.8222.

                            You'll find more information about the Portfolios in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolios' investments, policies and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolios
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE PORTFOLIOS. THE ADVISER OR ONE OF ITS AFFILIATES IS THE INVESTMENT ADVISER TO EACH UNDERLYING FUND. AS SUCH, THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT ACTIVITIES OF EACH PORTFOLIO AND EACH UNDERLYING FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 32.

--------------------------------------------------------------------------------


BANC OF AMERICA FUNDS                                            5
------------------------------------------------------------------
ABOUT THE UNDERLYING FUNDS                                      25
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     29
------------------------------------------------------------------
HOW THE PORTFOLIOS ARE MANAGED                                  32

About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Choosing a share class                                        34
  Buying, selling and exchanging shares                         35
  How selling and servicing agents are paid                     41
  Distributions and taxes                                       44
------------------------------------------------------------------
LEGAL MATTERS                                                   46
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            48
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 81
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   93
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING THEIR INVESTMENT OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS STARTING ON PAGE 25, AND IN THE SAI.

THE ADVISER HAS THE AUTHORITY TO ADD OR REMOVE UNDERLYING FUNDS (INCLUDING FUNDS INTRODUCED AFTER THE DATE OF THIS PROSPECTUS AND FUNDS THAT ARE NOT ADVISED BY THE ADVISER OR ITS AFFILIATES) AT ANY TIME, AT ITS DISCRETION.

--------------------------------------------------------------------------------


BANC OF AMERICA FUNDS


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   Each Portfolio seeks to achieve its objective by investing in Class Z shares of various Underlying Funds that represent a variety of equity and fixed income asset classes, investment objectives and investment styles. The Underlying Funds include funds that invest in equity securities of domestic and foreign issuers and large-, mid- and small-capitalization companies, and pursue various investment styles, such as growth and value, and also include funds that invest in fixed income securities with a range of maturities across a range of credit quality. Each Portfolio's asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital growth, consistent with a reasonable amount of risk, during an investor's pre-retirement and early retirement years, and primarily on capital preservation thereafter.
                   The Adviser may depart from the asset allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations (including through investments in money market instruments or the Columbia Money Market Funds) based on the Adviser's evaluation of market conditions. The Adviser intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.
                   After its Retirement Year, each Portfolio's asset mix will continue to become more conservative with a declining exposure to Underlying Funds that invest primarily in equity securities and an increasing exposure to Underlying Funds that invest primarily in fixed income securities and short-term bonds, until fifteen years after the Retirement Year. After that, each Portfolio will have a fairly static allocation. The Board of Trustees of the Banc of America Funds
                   (the Board) has the authority to combine like Portfolios once they have reached this static phase without obtaining shareholder approval.
                   Because the investment results of the Underlying Funds will vary, the actual allocation to each asset class, sub-asset class or Underlying Fund as of any given date may vary from the allocations in the glide path and the Adviser's overweighting and underweighting allocations. The Adviser continuously monitors each Portfolio's percentage allocations to the Underlying Funds and will rebalance the Portfolios' allocations to each asset class, sub-asset class or
                   Underlying Fund when the Adviser determines it to be appropriate.
                   The Adviser can substitute or add other Underlying Funds at any time, including
                   Funds introduced after the date of this prospectus and Funds that are not advised by the Adviser.

                   The Adviser will calculate the total value of an investment in an Underlying
                   Fund that has a principal strategy of investing in securities of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities other than the sub-asset class.


--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS AND IN ITS SAI. PLEASE VISIT WWW.BANCOFAMERICAFUNDS.COM OR CONTACT YOUR RETIREMENT PLAN ADMINISTRATOR.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
GRAPHIC)           Each Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve each Portfolio's investment objective. There is a risk that the mix of Underlying Funds each Portfolio invests in will not produce the returns the Adviser seeks, or will fall in value. Each Portfolio's relative exposure to the various investment risks described here is relative to its percentage allocations in the Underlying Funds. For example, because a Portfolio with a later Retirement Year has a higher percentage of its assets allocated to Underlying Funds that invest primarily in equity securities, it will have greater exposure to stock market risk than a Portfolio with an earlier Retirement Year that has a higher percentage of its assets allocated to Underlying Funds that invest primarily in fixed income securities. A Portfolio with an earlier Retirement Year will have less exposure to stock market risk and greater exposure to interest rate risk because of its higher allocations to fixed income Underlying Funds.

      - FUND OF FUNDS RISK -- While the fund of funds structure affords the Portfolios greater diversification than that of traditional mutual funds, it also causes the Portfolios to indirectly bear a portion of the Underlying Funds' expenses, as well as the Portfolios' own expenses. The amount of Underlying Fund expenses paid by each Portfolio will vary with time as the Adviser changes the allocations based on the glide path.

      - STOCK MARKET RISK -- Each Portfolio allocates assets to Underlying Funds that invest in stocks. The value of the stocks an Underlying Fund holds can be affected by changes in U.S. or foreign economies, financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- Each Portfolio allocates assets to Underlying Funds that invest in fixed income securities. The prices of fixed income securities tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- Because each Portfolio allocates assets to Underlying Funds that invest in fixed income securities, a Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Underlying Funds invest are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.


      - FOREIGN INVESTMENT RISK -- Each Portfolio allocates assets to Underlying Funds that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Underlying Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - U.S. GOVERNMENT OBLIGATIONS -- Each Portfolio allocates assets to Underlying Funds that invest in U.S. government obligations, which include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

      - MORTGAGE-RELATED SECURITIES -- Each Portfolio allocates assets to Underlying Funds that invest in mortgage-related securities. The value of an Underlying Fund's mortgage-related securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, an Underlying Fund may have to reinvest in other securities that have lower yields. Mortgage-related securities are most commonly issued or guaranteed by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, but may also be issued or guaranteed by other private issuers. Mortgage-related securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

      - DERIVATIVES RISK -- Each Portfolio allocates assets to Underlying Funds that invest in derivatives. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented by the use of derivatives are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance return or as a substitute for a position or securities, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund. The success of the Underlying Fund's derivatives strategies will depend on its investment adviser's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. No Underlying Fund is required to utilize derivatives to reduce risks.

      - ASSET-BACKED SECURITIES RISK -- Each Portfolio allocates assets to Underlying Funds that invest in asset-backed securities. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of an Underlying Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

(BAR CHART         A LOOK AT EACH PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because each Portfolio has not been in operation for a full calendar year, no performance information is included in this prospectus.

(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN EACH PORTFOLIO
                   The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Additional hypothetical fee and expense information relating to Class A, C, R and Z shares can be found in HYPOTHETICAL
                   INVESTMENT AND EXPENSE INFORMATION.

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2005 PORTFOLIO



         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.60%     0.60%     0.60%     0.60%



         Total annual Portfolio operating
         expenses                            1.60%     2.35%     1.85%     1.35%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  0.95%     1.70%     1.20%     0.70%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2005 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R and Z shares of Banc of America Retirement 2005 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Portfolio.


        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $ 97     $441
         CLASS C SHARES                                            $173     $671
         CLASS R SHARES                                            $122     $519
         CLASS Z SHARES                                            $ 72     $363

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2010 PORTFOLIO




         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.65%     0.65%     0.65%     0.65%



         Total annual Portfolio operating
         expenses                            1.65%     2.40%     1.90%     1.40%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  1.00%     1.75%     1.25%     0.75%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2010 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2010 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Portfolio.


        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $102     $457
         CLASS C SHARES                                            $178     $686
         CLASS R SHARES                                            $127     $534
         CLASS Z SHARES                                            $ 77     $379

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2015 PORTFOLIO




         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.65%     0.65%     0.65%     0.65%



         Total annual Portfolio operating
         expenses                            1.65%     2.40%     1.90%     1.40%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  1.00%     1.75%     1.25%     0.75%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2015 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2015 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $102     $457
         CLASS C SHARES                                            $178     $686
         CLASS R SHARES                                            $127     $534
         CLASS Z SHARES                                            $ 77     $379

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2020 PORTFOLIO




         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.68%     0.68%     0.68%     0.68%



         Total annual Portfolio operating
         expenses                            1.68%     2.43%     1.93%     1.43%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  1.03%     1.78%     1.28%     0.78%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2020 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2020 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $105     $466
         CLASS C SHARES                                            $181     $695
         CLASS R SHARES                                            $130     $543
         CLASS Z SHARES                                            $ 80     $388

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2025 PORTFOLIO




         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.66%     0.66%     0.66%     0.66%



         Total annual Portfolio operating
         expenses                            1.66%     2.41%     1.91%     1.41%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  1.01%     1.76%     1.26%     0.76%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2025 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2025 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $103     $460
         CLASS C SHARES                                            $179     $689
         CLASS R SHARES                                            $128     $537
         CLASS Z SHARES                                            $ 78     $382

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2030 PORTFOLIO




         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Porfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.70%     0.70%     0.70%     0.70%



         Total annual Portfolio operating
         expenses                            1.70%     2.45%     1.95%     1.45%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  1.05%     1.80%     1.30%     0.80%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2030 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2030 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $107     $472
         CLASS C SHARES                                            $183     $702
         CLASS R SHARES                                            $132     $549
         CLASS Z SHARES                                            $ 82     $395

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2035 PORTFOLIO




         SHAREHOLDER FEES                           Class A   Class C   Class R   Class Z
         (fees paid directly from your investment)  Shares    Shares    Shares    Shares



         Maximum sales charge (load) imposed on
         purchases, as a % of offering price         N/A       N/A       N/A       N/A



         Maximum deferred sales charge (load) as a
         % of the lower of the original purchase
         price or net asset value                    N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                             0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees                  0.25%     1.00%     0.50%     N/A



         Other expenses(1)                           0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)                       0.71%     0.71%     0.71%     0.71%



         Total annual Portfolio operating expenses   1.71%     2.46%     1.96%     1.46%
                                                    =======   =======   =======   =======



         Fee waivers and/or reimbursements(3)       (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                          1.06%     1.81%     1.31%     0.81%
                                                    =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2035 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2035 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $108     $475
         CLASS C SHARES                                            $184     $705
         CLASS R SHARES                                            $133     $552
         CLASS Z SHARES                                            $ 83     $398

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2040 PORTFOLIO




         SHAREHOLDER FEES
         (fees paid directly from your      Class A   Class C   Class R   Class Z
         investment)                        Shares    Shares    Shares    Shares



         Maximum sales charge (load)
         imposed on purchases, as a % of
         offering price                      N/A       N/A       N/A       N/A



         Maximum deferred sales charge
         (load) as a % of the lower of the
         original purchase price or net
         asset value                         N/A       N/A       N/A       N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                     0.10%     0.10%     0.10%     0.10%



         Distribution (12b-1) and
         shareholder servicing fees          0.25%     1.00%     0.50%     N/A



         Other expenses(1)                   0.65%     0.65%     0.65%     0.65%



         Acquired fund fees and expenses
         (Underlying Funds)(2)               0.76%     0.76%     0.76%     0.76%



         Total annual Portfolio operating
         expenses                            1.76%     2.51%     2.01%     1.51%
                                            =======   =======   =======   =======



         Fee waivers and/or
         reimbursements(3)                  (0.65)%   (0.65)%   (0.65)%   (0.65)%



         Total net expenses                  1.11%     1.86%     1.36%     0.86%
                                            =======   =======   =======   =======





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2040 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, C, R or Z shares of Banc of America Retirement 2040 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $113     $491
         CLASS C SHARES                                            $189     $720
         CLASS R SHARES                                            $138     $568
         CLASS Z SHARES                                            $ 88     $413

About the Underlying Funds


The table starting below provides a brief overview of the objectives and principal investment strategies of the Underlying Funds in which the Portfolios invest. Each Portfolio invests in the Underlying Funds in varying proportions. You'll find more detailed information about each Underlying Fund's investment strategies and risks in its prospectus and in its SAI. Please refer to our website at WWW.BANCOFAMERICAFUNDS.COM or contact your retirement plan administrator.


The Adviser can substitute or add other Underlying Funds to this table at any time, at its discretion, including Funds introduced after the date of this prospectus and Funds that are not advised by the Adviser.

                                The Underlying Fund's investment objective:               The Underlying Fund invests:
                                -------------------------------------------    --------------------------------------------------
LARGE CAP EQUITY
Columbia Large-Cap Value Fund   - seeks growth of capital by investing in      - at least 80% of its assets in
                                  companies that are believed to be            large-capitalization companies whose market
                                  undervalued.                                   capitalizations are within the range of the
                                                                                 companies within the Russell 1000 Value Index.
                                                                                 The Fund generally invests in companies in a
                                                                                 broad range of industries with market
                                                                                 capitalizations of at least $1 billion and daily
                                                                                 trading volumes of at least $3 million.
                                                                               - up to 20% of its assets in foreign securities.
                                                                               - in real estate investment trusts (REITs).

Columbia Large Cap Enhanced     - seeks, over the long term, to provide        - at least 80% of its assets in a portfolio
 Core Fund                      total return that (before fees and             consisting of common stocks that are included in
                                  expenses) exceeds the total return of the      the S&P 500 Index.
                                  S&P 500 Index.                               - in convertible securities that are convertible
                                                                               into stocks included in the S&P 500 Index.
                                                                               - in other derivatives whose economic returns are,
                                                                               by design, closely equivalent to the returns of
                                                                                 the S&P 500 Index or its components.

Columbia Marsico Focused        - seeks long-term growth of capital.           in Columbia Marsico Focused Equities Master
 Equities Fund                                                                 Portfolio, which invests:
                                                                               - at least 80% of its assets in equity securities.
                                                                               The investments mostly consist of equity
                                                                                 securities of large-capitalization companies
                                                                                 with a market capitalization of $4 billion or
                                                                                 more. The Columbia Marsico Focused Equities
                                                                                 Master Portfolio is non-diversified and
                                                                                 generally holds a core position of 20 to 30
                                                                                 common stocks that are selected for their long-
                                                                                 term growth potential.
                                                                               - up to 25% of its assets in foreign securities.

MID CAP EQUITY                  - seeks significant capital appreciation by    - primarily in growth stocks.
 Columbia Mid Cap Growth Fund   investing, under normal market conditions,     - up to 20% of its net assets in small- and large-
                                at least 80% of its net assets (plus any         capitalization companies, as compared to the
                                  borrowings for investment purposes) in         Russell Midcap Index, when the Adviser believes
                                  stocks of companies with a market              they offer comparable capital appreciation
                                  capitalization, at the time of initial         opportunities or may help stabilize the Fund.
                                  purchase, equal to or less than the          - in initial public offerings (IPOs); companies
                                  largest stock in the Russell Midcap          that may benefit from technological or product
                                  Index.                                         developments or new management; and companies
                                                                                 involved in tender offers, leveraged buy-outs or
                                                                                 mergers.
                                                                               - in securities convertible into or exercisable
                                                                               for stock (including preferred stock, warrants and
                                                                                 debentures).
                                                                               - in certain options and financial futures
                                                                               contracts (derivatives) and, to a limited extent,
                                                                                 in foreign securities, including American
                                                                                 Depositary Receipts.

Columbia Mid Cap Value Fund     - seeks long-term growth of capital with       - at least 80% of its assets in U.S. companies
                                  income as a secondary consideration.         whose market capitalizations are within the range
                                                                                 of companies within the Russell Midcap Value
                                                                                 Index and that are believed to have the
                                                                                 potential for long-term growth.
                                                                               - up to 20% of its assets in foreign securities.
                                                                               - in REITs.


                                The Underlying Fund's investment objective:               The Underlying Fund invests:
                                -------------------------------------------    --------------------------------------------------

SMALL CAP EQUITY
Columbia Small Cap Growth       - seeks long-term capital growth by            in Columbia Small Cap Master Portfolio, which
 Fund II                        investing primarily in equity securities.      invests:
                                                                               - at least 80% of its net assets in companies
                                                                               whose market capitalizations are within the range
                                                                                 of companies within the Russell 2000 Growth
                                                                                 Index at the time of purchase. As of April 28,
                                                                                 2006, the market capitalization of companies
                                                                                 within the Russell 2000 Growth Index ranged from
                                                                                 $33 million to $5 billion.
                                                                               - up to 20% of its assets in foreign securities.

Columbia Small Cap Value Fund   - seeks long-term growth of capital by         - at least 80% of its assets in equity securities
 II                               investing in companies believed to be        of U.S. companies whose market capitalizations are
                                  undervalued.                                   within the range of the companies within the
                                                                                 Russell 2000 Value Index and that are believed
                                                                                 to have the potential for long-term growth.
                                                                               - up to 20% of its assets in foreign securities.

INTERNATIONAL EQUITY
Columbia Multi-Advisor          - seeks long-term capital growth by            - at least 80% of its assets in equity securities
 International Equity Fund      investing primarily in equity securities of    of established companies located in at least three
                                  non-U.S. companies in Europe, Australia,       countries other than the United States. The
                                  the Far East and other regions, including      Adviser selects countries, including emerging
                                  developing countries.                          market or developing countries, that it believes
                                                                                 have the potential for growth.
                                                                               - primarily in equity securities, which may
                                                                               include equity interests in foreign investment
                                                                                 funds or trusts, convertible securities, REITs
                                                                                 and depositary receipts.

Columbia Acorn International    - seeks to provide long-term growth of         - in the stocks of non-U.S. small and medium sized
                                  capital.                                       companies with market capitalizations of less
                                                                                 than $5 billion at the time of initial purchase.
                                                                               - the majority (under normal market conditions, at
                                                                               least 75%) of its assets in the stocks of foreign
                                                                                 companies based in developed markets.

CORE BOND
Columbia Total Return Bond      - seeks total return by investing in           - at least 80% of its assets in bonds.
 Fund                           investment grade fixed income securities.      - at least 65% of its assets in investment grade
                                                                               fixed income securities. The Adviser may choose
                                                                                 unrated securities if it believes they are of
                                                                                 comparable quality to investment grade
                                                                                 securities at the time of investment.
                                                                               - corporate debt securities, including bonds,
                                                                               notes and debentures; U.S. government obligations;
                                                                                 foreign debt securities denominated in U.S.
                                                                                 dollars; mortgage-related securities;
                                                                                 asset-backed securities; and municipal
                                                                                 securities. The Fund may also participate in
                                                                                 mortgage dollar rolls.

HIGH YIELD
Columbia High Income Fund       - seeks maximum income by investing in a       in Columbia High Income Master Portfolio, which
                                  diversified portfolio of high yield debt     invests:
                                  securities.                                  - at least 80% of its assets in domestic and
                                                                               foreign corporate high yield debt securities which
                                                                                 are not rated investment grade but generally
                                                                                 will be rated "BB" or "B" by Standard & Poor's
                                                                                 Corporation.
                                                                               - primarily in U.S. government obligations and
                                                                               zero-coupon bonds, as well as domestic corporate
                                                                                 high yield debt securities and U.S.
                                                                                 dollar-denominated foreign corporate high yield
                                                                                 debt securities, both of which include private
                                                                                 placements.
                                                                               - up to 20% of its assets in equity securities
                                                                               which may include convertible securities.

SHORT TERM BOND
Columbia Short Term Bond Fund   - seeks high current income consistent with    - at least 80% of its assets in bonds. The Fund
                                  minimal fluctuations of principal.             normally invests at least 65% of its total
                                                                                 assets in investment grade fixed income
                                                                                 securities. The Adviser may choose unrated
                                                                                 securities if it believes they are of comparable
                                                                                 quality to investment grade securities at the
                                                                                 time of investment. The Fund may also
                                                                                 participate in mortgage dollar rolls. Normally
                                                                                 the Fund's average dollar-weighted maturity will
                                                                                 be three years or less and its duration will be
                                                                                 three years or less.


(LINE GRAPH        ADDITIONAL RISKS OF THE UNDERLYING FUNDS
GRAPHIC)           Some or all of the Underlying Funds have the following risks in addition to those described under PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER starting on page 6:


      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by certain Underlying Funds depends on the amount of income paid by the securities the Underlying Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income these Underlying Funds pay.

      - CONVERTIBLE SECURITIES RISK -- Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

      - EMERGING MARKETS RISK -- Underlying Funds that invest in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

      - FUTURES RISK -- Certain Underlying Funds may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase these Underlying Funds' volatility.

      - INVESTMENT IN ANOTHER FUND -- Columbia Total Return Bond Fund may invest in Columbia Convertible Securities Fund. The Adviser and its affiliates are entitled to receive fees from Columbia Convertible Securities Fund for providing advisory and other services, in addition to the fees which they are entitled to receive from Columbia Total Return Bond Fund for services provided directly. Accordingly, shareholders may pay additional fees, unless such fees are waived, because of the Fund's investment in another Fund. The Adviser and its affiliates may waive fees which they are entitled to receive from Columbia Convertible Securities Fund, or also Columbia Total Return Bond Fund.

      - INVESTING IN A MASTER PORTFOLIO -- Certain Underlying Funds are "feeder funds" that invest all of their assets in another fund, which is called a "master portfolio." All investors in a master portfolio invest under the same terms and conditions as the Underlying Funds that are feeder funds and pay a proportionate share of the master portfolio's expenses. Other feeder funds that invest in the same master portfolio may have different share prices and returns than an Underlying Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        An Underlying Fund could withdraw its entire investment from its master portfolio if it believes it's in the best interests of the Underlying Fund to do so (for example, if a master portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Underlying Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Underlying Fund might also have to pay brokerage, tax or other charges.

      - LIQUIDITY RISK -- There is a risk that a security held by an Underlying Fund or master portfolio cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - MORTGAGE DOLLAR ROLLS -- Certain Underlying Funds may participate in mortgage dollar rolls, which are transactions in which the Underlying Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Underlying Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Underlying Fund's portfolio turnover rate.

      - REAL ESTATE INVESTMENT TRUST RISK -- Underlying Funds that invest in REITs are subject to changes in real estate values or economic downturns that can have a significant negative effect on issuers in the real estate industry.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- An Underlying Fund or master portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

--------------------------------------------------------------------------------

YOU'LL FIND MORE INFORMATION ABOUT THE PORTFOLIOS' INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS IN THE DESCRIPTION THAT STARTS ON PAGE 5.

YOU'LL FIND SPECIFIC INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES IN ABOUT THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)

The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of each Portfolio and the Underlying Funds can be changed without shareholder approval.

      - HOLDING OTHER KINDS OF INVESTMENTS -- Each Portfolio and the Underlying Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The Adviser can also choose not to invest in specific securities described in this prospectus and in the SAI. Each Portfolio has the flexibility to invest directly in equity and fixed income securities, subject to applicable regulations. In the future, each Portfolio may choose to invest in Underlying Funds that are not advised by the Adviser or its affiliates, to the extent permitted by applicable regulations. In addition, subject to applicable regulations, each Portfolio may invest in derivatives or other financial instruments and may invest cash balances in S&P 500 Index futures.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash, to implement tactical allocations or for other reasons, each Portfolio and the Underlying Funds may invest their assets in Class Z shares and other share classes of the Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services, in addition to the fees which they are entitled to receive from the Portfolios or the Underlying Funds for services provided directly.


      - FOREIGN INVESTMENT RISK -- The Underlying Funds may invest in foreign securities and may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If an Underlying Fund invests in emerging markets, there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.


      - INVESTING DEFENSIVELY -- Each Portfolio and the Underlying Funds may temporarily hold up to 100% of its assets in money market instruments or the Columbia Money Market Funds to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio or Underlying Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- An Underlying Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to each of the Portfolios and the Underlying Funds, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, or make loans to the Portfolios and the Underlying Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Banc of America Funds where permitted by law or regulation, and may receive compensation in that capacity. Banc of America Investment Services, Inc. is an affiliate of Bank of America and the Adviser,

      - INVESTMENT IN AFFILIATED FUNDS -- The Adviser has the authority to select Underlying Funds. The Adviser or one of its affiliates is the investment adviser to each of the Underlying Funds. The Adviser may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Adviser has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.


      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of Banc of America Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each Portfolio discloses its complete portfolio holdings as of a month-end on the Banc of America Funds' website, www.bancofamericafunds.com, approximately 30 calendar days after such month-end. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.


      - PORTFOLIO TURNOVER -- An Underlying Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce an Underlying Fund's returns. Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Multi-Advisor International Equity Fund, Columbia Total Return Bond Fund and Columbia Short Term Bond Fund are expected to have a portfolio turnover rate that exceeds 100%. However, high individual Underlying Fund portfolio turnover rates don't necessarily translate into high portfolio turnover rates across the assets of a Portfolio, because only a portion of each Portfolio's assets are allocated to any one Underlying Fund. Based on their initial allocations to the Underlying Funds, none of the Portfolios is expected to have a portfolio turnover rate that exceeds 100%.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolios may become feeder funds if the Board decides this would be in the best interest of shareholders. Banc of America Funds doesn't require shareholder approval to make the change, but we'll notify you if it happens. If a Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - FIDUCIARY OBLIGATIONS -- The Adviser is the investment adviser to the Portfolios and to certain of the Underlying Funds. Moreover, the Board that oversees the Portfolios also oversees certain of the Underlying Funds. Conflicts of interest may arise as the Adviser and the Board seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

How the Portfolios are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including most of the Underlying Funds, as well as the Portfolios described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P., another registered investment adviser and Columbia Management entity.

Each Portfolio pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The maximum advisory fee the Adviser can receive from each Portfolio is 0.10% of the average daily net assets of each Portfolio.

The Adviser has agreed to waive fees and/or reimburse certain other expenses for each Portfolio until July 31, 2008. You'll find more information about waivers and/or expense reimbursements in the description that starts on page 5. There is no assurance that the Adviser will continue to waive and/or reimburse these Portfolio expenses after July 31, 2008.


A discussion regarding the basis of the Board's approval of the investment advisory agreement with the Adviser is available in each Portfolio's annual report to shareholders for the fiscal year ended October 31.


Vikram Kuriyan, head of the Adviser's Quantitative Strategies Group, and Anwiti Bahuguna, a member of the Adviser's Quantitative Strategies Group, are the portfolio managers primarily responsible for making the day-to-day investment decisions for each Portfolio, and are also responsible for determining and implementing asset allocation decisions for the Portfolios. Dr. Kuriyan's and Dr. Bahuguna's professional biographies are provided below. The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

                             LENGTH OF SERVICE            BUSINESS EXPERIENCE
  PORTFOLIO MANAGER         WITH THE PORTFOLIOS        DURING THE PAST FIVE YEARS
  VIKRAM KURIYAN              SINCE INCEPTION        COLUMBIA MANAGEMENT --
                                                     PORTFOLIO MANAGER SINCE 2000
  ANWITI BAHUGUNA            SINCE AUGUST 2006       COLUMBIA MANAGEMENT --
                                                     ASSOCIATED SINCE 1998

The investment adviser and sub-advisers of each of the Underlying Funds are identified below:


  UNDERLYING FUND                     INVESTMENT ADVISER           SUB-ADVISERS
  COLUMBIA LARGE CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    VALUE FUND                   LLC
  COLUMBIA LARGE CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    ENHANCED CORE FUND           LLC
  COLUMBIA MARSICO               COLUMBIA MANAGEMENT ADVISORS,  MARSICO CAPITAL
    FOCUSED EQUITIES FUND        LLC                            MANAGEMENT, LLC
  COLUMBIA MID CAP               COLUMBIA MANAGEMENT ADVISORS,  N/A
    GROWTH FUND                  LLC
  COLUMBIA MID CAP               COLUMBIA MANAGEMENT ADVISORS,  N/A
    VALUE FUND                   LLC
  COLUMBIA SMALL CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    GROWTH FUND II               LLC
  COLUMBIA SMALL CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    VALUE FUND II                LLC
  COLUMBIA MULTI-ADVISOR         COLUMBIA MANAGEMENT ADVISORS,  MARSICO CAPITAL
    INTERNATIONAL EQUITY FUND    LLC                            MANAGEMENT, LLC;
                                                                CAUSEWAY CAPITAL
                                                                MANAGEMENT LLC
  COLUMBIA ACORN                 COLUMBIA WANGER ASSET          N/A
    INTERNATIONAL                MANAGEMENT, L.P.
  COLUMBIA TOTAL                 COLUMBIA MANAGEMENT ADVISORS,  N/A
    RETURN BOND FUND             LLC
  COLUMBIA HIGH INCOME FUND      COLUMBIA MANAGEMENT ADVISORS,  MACKAY SHIELDS LLC
                                 LLC
  COLUMBIA SHORT                 COLUMBIA MANAGEMENT ADVISORS,  N/A
    TERM BOND FUND               LLC



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

The Portfolios are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolios (Administrator), and is responsible for overseeing the administrative operations of the Portfolios. The Administrator does not receive any fees for the administrative services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for each Portfolio's shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




 FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR RETIREMENT PLAN ADMINISTRATOR OR CALL COLUMBIA MANAGEMENT SERVICES, INC. AT 1.800.322.8222.

--------------------------------------------------------------------------------

Choosing a share class

ABOUT CLASS A, C, R AND Z SHARES

There are four classes of shares of the Portfolios offered by this prospectus. Each class has its own sales charges and fees. In certain circumstances, these sales charges and fees may be reduced or waived, as described below and in the SAI. The table below compares the charges and fees and other features of the share classes.

                                CLASS A             CLASS C             CLASS R        CLASS Z
                                 SHARES              SHARES              SHARES         SHARES
  MAXIMUM AMOUNT YOU CAN
  BUY                           NO LIMIT           $1 MILLION           NO LIMIT       NO LIMIT



  MAXIMUM FRONT-END SALES
  CHARGE                          NONE                NONE                NONE           NONE



  MAXIMUM DEFERRED SALES
  CHARGE                          NONE                NONE                NONE           NONE



  MAXIMUM ANNUAL
  DISTRIBUTION AND         0.25% DISTRIBUTION  0.75% DISTRIBUTION
  SHAREHOLDER SERVICING     (12B-1)/SERVICE     (12B-1) FEE AND    0.50% DISTRIBUTION
  FEES                            FEE          0.25% SERVICE FEE      (12B-1) FEE        NONE

The total cost of your investment over the time you expect to hold your Class A, C or R shares will be affected by distribution (12b-1) and/or shareholder servicing fees. You should think about this carefully before you invest.

Class A shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Class C and Class R shares. This means that Class A shares can be expected to pay relatively higher distributions per share.

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

This prospectus offers Class A, C, R and Z shares of the Portfolios to certain eligible retirement plans. Here are some general rules about these share classes and their eligibility requirements:

Class A, C and R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Eligible group retirement plans include defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)).

The eligibility of each group retirement plan is generally based on aggregate plan assets and varies by share class as follows:

     - CLASS A SHARES
       Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets.

     - CLASS C SHARES
       Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets.

     - CLASS R SHARES
       Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets.

     - CLASS Z SHARES
       Class Z shares of the Portfolios are designed for group retirement plans with greater than $50 million in aggregate plan assets.

Please contact your retirement plan administrator to determine which share class you are eligible to invest in. Banc of America Funds reserves the right to change the criteria for eligible investors and the investment minimums. Banc of America Funds also reserves the right to refuse a purchase order for any reason, including if we believe that doing so would be in the best interest of the Portfolios and their shareholders.

You'll find more information about buying, selling and exchanging Class A, C, R and Z shares on the pages that follow. You should also ask your retirement plan administrator about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

Please contact your retirement plan administrator or call Columbia Management Services, Inc. at 1.800.322.8222 if you have any questions, or you need help placing an order.


Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on a Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolios are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolios to implement their market timing strategies. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish the Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios may be more susceptible to these negative effects of market timing. For example, a Portfolio whose Underlying Funds invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. A Portfolio whose Underlying Funds invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Banc of America Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Banc of America Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Portfolio that are deemed material by Banc of America Funds in any 28-day period, Banc of America Funds will generally reject the shareholder's future purchase orders. In addition, if Banc of America Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Banc of America Funds may, in its discretion, reject future purchase orders by the person, group or account, involving the same or any other Portfolio. In any event, Banc of America Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of a Portfolio are not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Portfolio followed by a redemption, of any amount, by any means out of the same Portfolio. Under this definition, an exchange into a Portfolio followed by an exchange out of the same Portfolio is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Portfolios. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Banc of America Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the practices discussed above. Consequently, there is the risk that Banc of America Funds may not be able to do anything in response to market timing that occurs in a Portfolio which may result in certain shareholders being able to market time a Portfolio while the shareholders in that Portfolio bear the burden of such activities.

Banc of America Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Banc of America Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Portfolio's shares -- or its net asset value per share. Banc of America Funds calculates net asset value per share for each class of each Portfolio at the end of each business day. The net asset value per share of each Portfolio is based on the net asset value per share of the Underlying Funds each Portfolio invests in.

We calculate the net asset value for each class of each Portfolio by determining the value of the Portfolio's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of an Underlying Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in an Underlying Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recently reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and (4) a security whose market price is not available from a pre-established pricing service. In addition, an Underlying Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Underlying Fund's share price is calculated. Foreign exchanges typically close before the time as of which the Underlying Funds' shares prices are calculated, and may be closed altogether on some days an Underlying Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Underlying Fund shares. However, when an Underlying Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Banc of America Funds has retained an independent fair value pricing service to assist in the fair valuation process for Underlying Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by an Underlying Fund could change on days when Underlying Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders received in good form by a Portfolio, the Distributor, the Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. Banc of America Funds may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARES IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY EACH PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class A, C, R and Z shares at net asset value per share.

        - Retirement plan administrators are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of each Portfolio. We don't issue certificates.

        - Retirement plan administrators are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you paid for your shares by check, Banc of America Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Retirement plan administrators are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES      EXCHANGING SHARES
GRAPHIC)

      You can sell shares of each Portfolio to buy shares of another Portfolio. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Class A, C, R and Z shares of a Portfolio for, respectively, Class A, C, R and Z shares of any other Portfolio.

        - The rules for buying shares of each Portfolio, including any minimum investment requirements, apply to exchanges into that Portfolio.

        - You may only make exchanges into a Portfolio that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio that is accepting investments.

        - Banc of America Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

      The Portfolios cannot be exchanged for shares of the Underlying Funds or for shares of other mutual funds that are managed by the Adviser.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Selling and/or servicing agents may receive compensation in connection with your investment in the Portfolios. Selling and/or servicing agents are the financial institutions or intermediaries that buy shares on your behalf, and include banks, brokerage firms, mutual fund dealers and other institutions, including affiliates of Bank of America. The kind and amount of the compensation paid to your selling and/or servicing agent depends on the share class in which you invest.

COMMISSIONS


CLASS A SHARES


Your selling and/or servicing agent may receive an up-front commission from the Distributor when you buy Class A shares of a Portfolio, in accordance with the following table:

                                                                 COMMISSION
                                                               (AS A % OF THE
                                                               NET ASSET VALUE
AMOUNT PURCHASED                                                 PER SHARE)
----------------                                               ---------------
first $3 million............................................        1.00%
$3 million to $50 million...................................        0.50%
over $50 million............................................        0.25%

CLASS C SHARES


Your selling and/or servicing agent may receive an up-front commission from the Distributor when you buy Class C shares of a Portfolio at a rate of 1.00% of the net asset value per share of Class C shares.

CLASS R SHARES


Your selling and/or servicing agent may receive an up-front commission from the Distributor when you buy Class R shares of a Portfolio, in accordance with the following table:

                                                                 COMMISSION
                                                               (AS A % OF THE
                                                               NET ASSET VALUE
AMOUNT PURCHASED                                                 PER SHARE)
----------------                                               ---------------
first $50 million...........................................        0.50%
over $50 million............................................        0.25%


--------------------------------------------------------------------------------

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEES


The Distributor and/or selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                 MAXIMUM ANNUAL DISTRIBUTION (12B-1)
                                    AND SHAREHOLDER SERVICING FEES
                             (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  CLASS A SHARES     0.25% COMBINED DISTRIBUTION (12b-1) AND SHAREHOLDER
                     SERVICING FEE



  CLASS C SHARES     0.75% DISTRIBUTION (12b-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE



  CLASS R SHARES     0.50% DISTRIBUTION (12b-1) FEE



  CLASS Z SHARES     N/A

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of each Portfolios' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.


Each Portfolio pays these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. Banc of America Funds may reduce or discontinue payments at any time.

OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Portfolios attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Portfolios.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Portfolios' shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Portfolios to pay to an intermediary up to 0.11% of the average aggregate value of Portfolio shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by a Portfolio will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.bancofamericafunds.com or by calling
1.800.322.8222. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Portfolio or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A mutual fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. Each Portfolio intends to pay out a sufficient amount of its income and capital gain, if any, to its shareholders so the Portfolio won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares and is called a distribution.



Each Portfolio's income and capital gains, if any, are derived from the Underlying Funds in which it invests.


Each Portfolio normally declares and pays distributions of net investment income annually, and distributes any realized net capital gain at least once a year. Each Portfolio may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income distributions from the trade date and realized net capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of the Portfolios usually pay different net investment income distribution amounts because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.


Banc of America Funds will automatically reinvest distributions in additional shares of each Portfolio.

If you buy Portfolio shares shortly before a Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. Each of the Portfolios has built up, or has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN A PORTFOLIO. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Portfolio's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you're an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by the Portfolio from certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met. Absent further legislation, these reduced rates of tax will expire after December 31, 2010. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Portfolio shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


Banc of America Funds is required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold may be credited against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Legal matters


Banc of America Funds is not a party to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights

(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Portfolios have performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in a Portfolio would have earned, assuming all dividends and distributions had been reinvested.



Each Portfolio's performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the Portfolio from the Adviser and the payment by the Portfolio of its expenses. This timing difference resulted in each Portfolio having additional cash that was invested in the Underlying Funds, in turn producing incremental returns to the Portfolio based on the investment performance of these Underlying Funds. Due to the relatively small size of each Portfolio, the positive impact on performance from the investment of the additional cash was significant. The Portfolios do not anticipate that this positive impact on their performance will be sustainable in the future.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Portfolio's financial statements, is included in each Portfolio's annual report. The independent registered public accounting firm's report and the Portfolios' financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

BANC OF AMERICA

RETIREMENT 2005 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.29
  Net realized and unrealized gain/(loss)
    on investments                                                    1.14
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.43
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.43
  TOTAL RETURN(D)(E)(F)                                              14.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.66%
  Portfolio turnover rate(f)                                          49%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       507.39%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2005 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.26
  Net realized and unrealized gain/(loss)
    on investments                                                    1.13
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.39
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.39
  TOTAL RETURN(D)(E)(F)                                              13.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.93%
  Portfolio turnover rate(f)                                          49%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       507.39%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2005 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.28
  Net realized and unrealized gain/(loss)
    on investments                                                    1.14
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.42
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.42
  TOTAL RETURN(D)(E)(F)                                              14.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.45%
  Portfolio turnover rate(f)                                          49%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       507.39%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2005 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.30
  Net realized and unrealized gain/(loss)
    on investments                                                    1.14
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.44
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.44
  TOTAL RETURN(d)(e)(f)                                              14.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.91%
  Portfolio turnover rate(f)                                          49%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       507.39%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2010 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.27
  Net realized and unrealized gain/(loss)
    on investments                                                    1.20
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.47
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.47
  TOTAL RETURN(D)(E)(F)                                              14.70%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.31%
  Portfolio turnover rate(f)                                          50%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       518.19%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2010 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.24
  Net realized and unrealized gain/(loss)
    on investments                                                    1.19
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.43
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.43
  TOTAL RETURN(D)(E)(F)                                              14.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.60%
  Portfolio turnover rate(f)                                          50%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       518.19%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2010 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.26
  Net realized and unrealized gain/(loss)
    on investments                                                    1.20
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.46
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.46
  TOTAL RETURN(D)(E)(F)                                              14.60%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.10%
  Portfolio turnover rate(f)                                          50%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       518.19%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2010 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.29
  Net realized and unrealized gain/(loss)
    on investments                                                    1.19
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.48
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.48
  TOTAL RETURN(d)(e)(f)                                              14.80%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $22
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.56%
  Portfolio turnover rate(f)                                          50%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       518.19%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2015 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.24
  Net realized and unrealized gain/(loss)
    on investments                                                    0.80
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.04
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.04
  TOTAL RETURN(D)(E)(F)                                              10.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.51%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        30.87%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2015 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.20
  Net realized and unrealized gain/(loss)
    on investments                                                    0.80
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.00
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.00
  TOTAL RETURN(D)(E)(F)                                              10.00%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.78%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        30.87%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2015 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.23
  Net realized and unrealized gain/(loss)
    on investments                                                    0.79
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.02
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.02
  TOTAL RETURN(D)(E)(F)                                              10.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.26%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        30.87%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2015 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.08
  Net realized and unrealized gain/(loss)
    on investments                                                    0.97
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.05
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.05
  TOTAL RETURN(d)(e)(f)                                              10.50%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                               $2,809
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      1.77%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        30.87%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2020 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.25
  Net realized and unrealized gain/(loss)
    on investments                                                    1.25
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.50
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.50
  TOTAL RETURN(D)(E)(F)                                              15.00%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $12
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.77%
  Portfolio turnover rate(f)                                          48%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       499.41%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2020 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.22
  Net realized and unrealized gain/(loss)
    on investments                                                    1.24
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.46
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.46
  TOTAL RETURN(D)(E)(F)                                              14.60%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.01%
  Portfolio turnover rate(f)                                          48%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       499.41%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2020 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.24
  Net realized and unrealized gain/(loss)
    on investments                                                    1.25
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.49
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.49
  TOTAL RETURN(D)(E)(F)                                              14.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.56%
  Portfolio turnover rate(f)                                          48%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       499.41%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2020 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.25
  Net realized and unrealized gain/(loss)
    on investments                                                    1.26
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.51
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.51
  TOTAL RETURN(d)(e)(f)                                              15.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $15
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.84%
  Portfolio turnover rate(f)                                          48%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       499.41%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2025 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.21
  Net realized and unrealized gain/(loss)
    on investments                                                    0.71
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.92
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.92
  TOTAL RETURN(D)(E)(F)                                              9.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.01%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        24.82%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2025 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.18
  Net realized and unrealized gain/(loss)
    on investments                                                    0.71
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.89
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.89
  TOTAL RETURN(D)(E)(F)                                              8.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.27%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        24.82%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2025 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.20
  Net realized and unrealized gain/(loss)
    on investments                                                    0.71
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.91
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.91
  TOTAL RETURN(D)(E)(F)                                              9.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.78%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        24.82%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2025 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.07
  Net realized and unrealized gain/(loss)
    on investments                                                    0.86
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  0.93
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $10.93
  TOTAL RETURN(d)(e)(f)                                              9.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                               $3,439
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      1.45%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        24.82%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2030 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.22
  Net realized and unrealized gain/(loss)
    on investments                                                    1.10
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.32
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.32
  TOTAL RETURN(D)(E)(F)                                              13.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.12%
  Portfolio turnover rate(f)                                          40%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       361.18%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2030 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.19
  Net realized and unrealized gain/(loss)
    on investments                                                    1.09
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.28
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.28
  TOTAL RETURN(D)(E)(F)                                              12.80%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.37%
  Portfolio turnover rate(f)                                          40%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       361.18%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2030 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.23
  Net realized and unrealized gain/(loss)
    on investments                                                    1.07
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.30
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.30
  TOTAL RETURN(D)(E)(F)                                              13.00%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.65%
  Portfolio turnover rate(f)                                          40%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       361.18%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2030 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.20
  Net realized and unrealized gain/(loss)
    on investments                                                    1.13
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.33
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.33
  TOTAL RETURN(d)(e)(f)                                              13.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $39
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.42%
  Portfolio turnover rate(f)                                          40%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       361.18%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2035 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.20
  Net realized and unrealized gain/(loss)
    on investments                                                    0.73
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.93
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.93
  TOTAL RETURN(D)(E)(F)                                              9.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.65%
  Portfolio turnover rate(f)                                           5%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        27.33%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2035 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.17
  Net realized and unrealized gain/(loss)
    on investments                                                    0.73
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.90
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.90
  TOTAL RETURN(D)(E)(F)                                              9.00%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      3.88%
  Portfolio turnover rate(f)                                           5%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        27.33%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2035 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.19
  Net realized and unrealized gain/(loss)
    on investments                                                    0.73
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.92
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.92
  TOTAL RETURN(D)(E)(F)                                              9.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.41%
  Portfolio turnover rate(f)                                           5%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        27.33%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2035 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.05
  Net realized and unrealized gain/(loss)
    on investments                                                    0.89
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  0.94
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $10.94
  TOTAL RETURN(d)(e)(f)                                              9.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                               $3,105
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      1.08%
  Portfolio turnover rate(f)                                           5%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        27.33%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2040 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS A SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.19
  Net realized and unrealized gain/(loss)
    on investments                                                    1.15
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.34
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.34
  TOTAL RETURN(D)(E)(F)                                              13.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.53%
  Portfolio turnover rate(f)                                          38%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       372.12%



(a) Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2040 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS C SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.16
  Net realized and unrealized gain/(loss)
    on investments                                                    1.15
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.31
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
                                                                     ------
  Total distributions                                                  --
  Net asset value, end of period                                     $11.31
  TOTAL RETURN(D)(E)(F)                                              13.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 1.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      3.75%
  Portfolio turnover rate(f)                                          38%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       372.12%



(a) Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2040 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS R SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.18
  Net realized and unrealized gain/(loss)
    on investments                                                    1.15
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.33
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.33
  TOTAL RETURN(D)(E)(F)                                              13.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.60%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.28%
  Portfolio turnover rate(f)                                          38%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       372.12%



(a) Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2040 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.18
  Net realized and unrealized gain/(loss)
    on investments                                                    1.17
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.35
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.35
  TOTAL RETURN(d)(e)(f)                                              13.50%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $48
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.26%
  Portfolio turnover rate(f)                                          38%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       372.12%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.


(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.


(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.


(g) Annualized.


(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

Hypothetical investment and expense Information



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on each Portfolio's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Portfolio, which is based on that stated in each Portfolio's Annual Portfolio Operating Expenses table, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements at the Portfolio level for the period of the contractual commitment. The expense ratios include the net expense ratios of the Underlying Funds. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

BANC OF AMERICA RETIREMENT 2005 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.95%                4.05%             $10,405.00         $96.92
       2           10.25%              1.60%                7.59%             $10,758.77        $169.31
       3           15.76%              1.60%               11.25%             $11,124.57        $175.07
       4           21.55%              1.60%               15.03%             $11,502.80        $181.02
       5           27.63%              1.60%               18.94%             $11,893.90        $187.17
       6           34.01%              1.60%               22.98%             $12,298.29        $193.54
       7           40.71%              1.60%               27.16%             $12,716.43        $200.12
       8           47.75%              1.60%               31.49%             $13,148.79        $206.92
       9           55.13%              1.60%               35.96%             $13,595.85        $213.96
      10           62.89%              1.60%               40.58%             $14,058.11        $221.23
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,058.11
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,845.26


BANC OF AMERICA RETIREMENT 2005 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.70%                3.30%             $10,330.00        $172.81
       2           10.25%              2.35%                6.04%             $10,603.75        $245.97
       3           15.76%              2.35%                8.85%             $10,884.74        $252.49
       4           21.55%              2.35%               11.73%             $11,173.19        $259.18
       5           27.63%              2.35%               14.69%             $11,469.28        $266.05
       6           34.01%              2.35%               17.73%             $11,773.22        $273.10
       7           40.71%              2.35%               20.85%             $12,085.21        $280.34
       8           47.75%              2.35%               24.05%             $12,405.46        $287.77
       9           55.13%              2.35%               27.34%             $12,734.21        $295.39
      10           62.89%              2.35%               30.72%             $13,071.66        $303.22
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,071.66
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,636.32


BANC OF AMERICA RETIREMENT 2005 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.20%                3.80%             $10,380.00        $122.28
       2           10.25%              1.85%                7.07%             $10,706.97        $195.05
       3           15.76%              1.85%               10.44%             $11,044.24        $201.20
       4           21.55%              1.85%               13.92%             $11,392.13        $207.54
       5           27.63%              1.85%               17.51%             $11,750.99        $214.07
       6           34.01%              1.85%               21.21%             $12,121.14        $220.82
       7           40.71%              1.85%               25.03%             $12,502.96        $227.77
       8           47.75%              1.85%               28.97%             $12,896.80        $234.95
       9           55.13%              1.85%               33.03%             $13,303.05        $242.35
      10           62.89%              1.85%               37.22%             $13,722.10        $249.98
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,722.10
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,116.01

BANC OF AMERICA RETIREMENT 2005 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.70%                4.30%             $10,430.00         $71.51
       2           10.25%              1.35%                8.11%             $10,810.70        $143.37
       3           15.76%              1.35%               12.05%             $11,205.29        $148.61
       4           21.55%              1.35%               16.14%             $11,614.28        $154.03
       5           27.63%              1.35%               20.38%             $12,038.20        $159.65
       6           34.01%              1.35%               24.78%             $12,477.59        $165.48
       7           40.71%              1.35%               29.33%             $12,933.03        $171.52
       8           47.75%              1.35%               34.05%             $13,405.08        $177.78
       9           55.13%              1.35%               38.94%             $13,894.37        $184.27
      10           62.89%              1.35%               44.02%             $14,401.51        $191.00
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,401.51
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,567.22


BANC OF AMERICA RETIREMENT 2010 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.00%                4.00%             $10,400.00        $102.00
       2           10.25%              1.65%                7.48%             $10,748.40        $174.47
       3           15.76%              1.65%               11.08%             $11,108.47        $180.32
       4           21.55%              1.65%               14.81%             $11,480.61        $186.36
       5           27.63%              1.65%               18.65%             $11,865.21        $192.60
       6           34.01%              1.65%               22.63%             $12,262.69        $199.06
       7           40.71%              1.65%               26.73%             $12,673.49        $205.72
       8           47.75%              1.65%               30.98%             $13,098.05        $212.62
       9           55.13%              1.65%               35.37%             $13,536.84        $219.74
      10           62.89%              1.65%               39.90%             $13,990.32        $227.10
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,990.32
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,899.99


BANC OF AMERICA RETIREMENT 2010 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.75%                3.25%             $10,325.00        $177.84
       2           10.25%              2.40%                5.93%             $10,593.45        $251.02
       3           15.76%              2.40%                8.69%             $10,868.88        $257.55
       4           21.55%              2.40%               11.51%             $11,151.47        $264.24
       5           27.63%              2.40%               14.41%             $11,441.41        $271.11
       6           34.01%              2.40%               17.39%             $11,738.89        $278.16
       7           40.71%              2.40%               20.44%             $12,044.10        $285.40
       8           47.75%              2.40%               23.57%             $12,357.24        $292.82
       9           55.13%              2.40%               26.79%             $12,678.53        $300.43
      10           62.89%              2.40%               30.08%             $13,008.17        $308.24
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,008.17
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,686.81

BANC OF AMERICA RETIREMENT 2010 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.25%                3.75%             $10,375.00        $127.34
       2           10.25%              1.90%                6.97%             $10,696.63        $200.18
       3           15.76%              1.90%               10.28%             $11,028.22        $206.39
       4           21.55%              1.90%               13.70%             $11,370.10        $212.78
       5           27.63%              1.90%               17.23%             $11,722.57        $219.38
       6           34.01%              1.90%               20.86%             $12,085.97        $226.18
       7           40.71%              1.90%               24.61%             $12,460.63        $233.19
       8           47.75%              1.90%               28.47%             $12,846.91        $240.42
       9           55.13%              1.90%               32.45%             $13,245.17        $247.87
      10           62.89%              1.90%               36.56%             $13,655.77        $255.56
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,655.77
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,169.29


BANC OF AMERICA RETIREMENT 2010 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.75%                4.25%             $10,425.00         $76.59
       2           10.25%              1.40%                8.00%             $10,800.30        $148.58
       3           15.76%              1.40%               11.89%             $11,189.11        $153.93
       4           21.55%              1.40%               15.92%             $11,591.92        $159.47
       5           27.63%              1.40%               20.09%             $12,009.23        $165.21
       6           34.01%              1.40%               24.42%             $12,441.56        $171.16
       7           40.71%              1.40%               28.89%             $12,889.46        $177.32
       8           47.75%              1.40%               33.53%             $13,353.48        $183.70
       9           55.13%              1.40%               38.34%             $13,834.20        $190.31
      10           62.89%              1.40%               43.32%             $14,332.23        $197.17
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,332.23
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,623.44


BANC OF AMERICA RETIREMENT 2015 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.00%                4.00%             $10,400.00        $102.00
       2           10.25%              1.65%                7.48%             $10,748.40        $174.47
       3           15.76%              1.65%               11.08%             $11,108.47        $180.32
       4           21.55%              1.65%               14.81%             $11,480.61        $186.36
       5           27.63%              1.65%               18.65%             $11,865.21        $192.60
       6           34.01%              1.65%               22.63%             $12,262.69        $199.06
       7           40.71%              1.65%               26.73%             $12,673.49        $205.72
       8           47.75%              1.65%               30.98%             $13,098.05        $212.62
       9           55.13%              1.65%               35.37%             $13,536.84        $219.74
      10           62.89%              1.65%               39.90%             $13,990.32        $227.10
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,990.32
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,899.99

BANC OF AMERICA RETIREMENT 2015 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.75%                3.25%             $10,325.00        $177.84
       2           10.25%              2.40%                5.93%             $10,593.45        $251.02
       3           15.76%              2.40%                8.69%             $10,868.88        $257.55
       4           21.55%              2.40%               11.51%             $11,151.47        $264.24
       5           27.63%              2.40%               14.41%             $11,441.41        $271.11
       6           34.01%              2.40%               17.39%             $11,738.89        $278.16
       7           40.71%              2.40%               20.44%             $12,044.10        $285.40
       8           47.75%              2.40%               23.57%             $12,357.24        $292.82
       9           55.13%              2.40%               26.79%             $12,678.53        $300.43
      10           62.89%              2.40%               30.08%             $13,008.17        $308.24
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,008.17
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,686.81


BANC OF AMERICA RETIREMENT 2015 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.25%                3.75%             $10,375.00        $127.34
       2           10.25%              1.90%                6.97%             $10,696.63        $200.18
       3           15.76%              1.90%               10.28%             $11,028.22        $206.39
       4           21.55%              1.90%               13.70%             $11,370.10        $212.78
       5           27.63%              1.90%               17.23%             $11,722.57        $219.38
       6           34.01%              1.90%               20.86%             $12,085.97        $226.18
       7           40.71%              1.90%               24.61%             $12,460.63        $233.19
       8           47.75%              1.90%               28.47%             $12,846.91        $240.42
       9           55.13%              1.90%               32.45%             $13,245.17        $247.87
      10           62.89%              1.90%               36.56%             $13,655.77        $255.56
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,655.77
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,169.29


BANC OF AMERICA RETIREMENT 2015 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.75%                4.25%             $10,425.00         $76.59
       2           10.25%              1.40%                8.00%             $10,800.30        $148.58
       3           15.76%              1.40%               11.89%             $11,189.11        $153.93
       4           21.55%              1.40%               15.92%             $11,591.92        $159.47
       5           27.63%              1.40%               20.09%             $12,009.23        $165.21
       6           34.01%              1.40%               24.42%             $12,441.56        $171.16
       7           40.71%              1.40%               28.89%             $12,889.46        $177.32
       8           47.75%              1.40%               33.53%             $13,353.48        $183.70
       9           55.13%              1.40%               38.34%             $13,834.20        $190.31
      10           62.89%              1.40%               43.32%             $14,332.23        $197.17
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,332.23
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,623.44

BANC OF AMERICA RETIREMENT 2020 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.03%                3.97%             $10,397.00        $105.04
       2           10.25%              1.68%                7.42%             $10,742.18        $177.57
       3           15.76%              1.68%               10.99%             $11,098.82        $183.46
       4           21.55%              1.68%               14.67%             $11,467.30        $189.56
       5           27.63%              1.68%               18.48%             $11,848.02        $195.85
       6           34.01%              1.68%               22.41%             $12,241.37        $202.35
       7           40.71%              1.68%               26.48%             $12,647.78        $209.07
       8           47.75%              1.68%               30.68%             $13,067.69        $216.01
       9           55.13%              1.68%               35.02%             $13,501.54        $223.18
      10           62.89%              1.68%               39.50%             $13,949.79        $230.59
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,949.79
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,932.68


BANC OF AMERICA RETIREMENT 2020 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.78%                3.22%             $10,322.00        $180.87
       2           10.25%              2.43%                5.87%             $10,587.28        $254.05
       3           15.76%              2.43%                8.59%             $10,859.37        $260.58
       4           21.55%              2.43%               11.38%             $11,138.45        $267.27
       5           27.63%              2.43%               14.25%             $11,424.71        $274.14
       6           34.01%              2.43%               17.18%             $11,718.33        $281.19
       7           40.71%              2.43%               20.19%             $12,019.49        $288.41
       8           47.75%              2.43%               23.28%             $12,328.39        $295.83
       9           55.13%              2.43%               26.45%             $12,645.23        $303.43
      10           62.89%              2.43%               29.70%             $12,970.21        $311.23
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $2,970.21
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,717.00


BANC OF AMERICA RETIREMENT 2020 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.28%                3.72%             $10,372.00        $130.38
       2           10.25%              1.93%                6.90%             $10,690.42        $203.25
       3           15.76%              1.93%               10.19%             $11,018.62        $209.49
       4           21.55%              1.93%               13.57%             $11,356.89        $215.92
       5           27.63%              1.93%               17.06%             $11,705.54        $222.55
       6           34.01%              1.93%               20.65%             $12,064.90        $229.38
       7           40.71%              1.93%               24.35%             $12,435.30        $236.43
       8           47.75%              1.93%               28.17%             $12,817.06        $243.69
       9           55.13%              1.93%               32.11%             $13,210.54        $251.17
      10           62.89%              1.93%               36.16%             $13,616.11        $258.88
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,616.11
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,201.14

BANC OF AMERICA RETIREMENT 2020 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.78%                4.22%             $10,422.00         $79.65
       2           10.25%              1.43%                7.94%             $10,794.07        $151.69
       3           15.76%              1.43%               11.79%             $11,179.41        $157.11
       4           21.55%              1.43%               15.79%             $11,578.52        $162.72
       5           27.63%              1.43%               19.92%             $11,991.87        $168.53
       6           34.01%              1.43%               24.20%             $12,419.98        $174.54
       7           40.71%              1.43%               28.63%             $12,863.37        $180.78
       8           47.75%              1.43%               33.23%             $13,322.60        $187.23
       9           55.13%              1.43%               37.98%             $13,798.21        $193.91
      10           62.89%              1.43%               42.91%             $14,290.81        $200.84
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,290.81
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,657.00


BANC OF AMERICA RETIREMENT 2025 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.01%                3.99%             $10,399.00        $103.01
       2           10.25%              1.66%                7.46%             $10,746.33        $175.51
       3           15.76%              1.66%               11.05%             $11,105.25        $181.37
       4           21.55%              1.66%               14.76%             $11,476.17        $187.43
       5           27.63%              1.66%               18.59%             $11,859.47        $193.69
       6           34.01%              1.66%               22.56%             $12,255.58        $200.15
       7           40.71%              1.66%               26.65%             $12,664.92        $206.84
       8           47.75%              1.66%               30.88%             $13,087.92        $213.75
       9           55.13%              1.66%               35.25%             $13,525.06        $220.89
      10           62.89%              1.66%               39.77%             $13,976.80        $228.27
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,976.80
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,910.91


BANC OF AMERICA RETIREMENT 2025 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.76%                3.24%             $10,324.00        $178.85
       2           10.25%              2.41%                5.91%             $10,591.39        $252.03
       3           15.76%              2.41%                8.66%             $10,865.71        $258.56
       4           21.55%              2.41%               11.47%             $11,147.13        $265.25
       5           27.63%              2.41%               14.36%             $11,435.84        $272.12
       6           34.01%              2.41%               17.32%             $11,732.03        $279.17
       7           40.71%              2.41%               20.36%             $12,035.89        $286.40
       8           47.75%              2.41%               23.48%             $12,347.62        $293.82
       9           55.13%              2.41%               26.67%             $12,667.42        $301.43
      10           62.89%              2.41%               29.96%             $12,995.51        $309.24
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $2,995.51
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,696.87

BANC OF AMERICA RETIREMENT 2025 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.26%                3.74%             $10,374.00        $128.36
       2           10.25%              1.91%                6.95%             $10,694.56        $201.20
       3           15.76%              1.91%               10.25%             $11,025.02        $207.42
       4           21.55%              1.91%               13.66%             $11,365.69        $213.83
       5           27.63%              1.91%               17.17%             $11,716.89        $220.44
       6           34.01%              1.91%               20.79%             $12,078.94        $227.25
       7           40.71%              1.91%               24.52%             $12,452.18        $234.27
       8           47.75%              1.91%               28.37%             $12,836.96        $241.51
       9           55.13%              1.91%               32.34%             $13,233.62        $248.97
      10           62.89%              1.91%               36.43%             $13,642.54        $256.67
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,642.54
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,179.92


BANC OF AMERICA RETIREMENT PORTFOLIO 2025 -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.76%                4.24%             $10,424.00         $77.61
       2           10.25%              1.41%                7.98%             $10,798.22        $149.62
       3           15.76%              1.41%               11.86%             $11,185.88        $154.99
       4           21.55%              1.41%               15.87%             $11,587.45        $160.55
       5           27.63%              1.41%               20.03%             $12,003.44        $166.32
       6           34.01%              1.41%               24.34%             $12,434.36        $172.29
       7           40.71%              1.41%               28.81%             $12,880.76        $178.47
       8           47.75%              1.41%               33.43%             $13,343.18        $184.88
       9           55.13%              1.41%               38.22%             $13,822.20        $191.52
      10           62.89%              1.41%               43.18%             $14,318.41        $198.39
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,318.41
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,634.64


BANC OF AMERICA RETIREMENT 2030 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.05%                3.95%             $10,395.00        $107.07
       2           10.25%              1.70%                7.38%             $10,738.04        $179.63
       3           15.76%              1.70%               10.92%             $11,092.39        $185.56
       4           21.55%              1.70%               14.58%             $11,458.44        $191.68
       5           27.63%              1.70%               18.37%             $11,836.57        $198.01
       6           34.01%              1.70%               22.27%             $12,227.17        $204.54
       7           40.71%              1.70%               26.31%             $12,630.67        $211.29
       8           47.75%              1.70%               30.47%             $13,047.48        $218.26
       9           55.13%              1.70%               34.78%             $13,478.05        $225.47
      10           62.89%              1.70%               39.23%             $13,922.83        $232.91
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,922.83
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,954.42

BANC OF AMERICA RETIREMENT 2030 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.80%                3.20%             $10,320.00        $182.88
       2           10.25%              2.45%                5.83%             $10,583.16        $256.06
       3           15.76%              2.45%                8.53%             $10,853.03        $262.59
       4           21.55%              2.45%               11.30%             $11,129.78        $269.29
       5           27.63%              2.45%               14.14%             $11,413.59        $276.16
       6           34.01%              2.45%               17.05%             $11,704.64        $283.20
       7           40.71%              2.45%               20.03%             $12,003.11        $290.42
       8           47.75%              2.45%               23.09%             $12,309.19        $297.83
       9           55.13%              2.45%               26.23%             $12,623.07        $305.42
      10           62.89%              2.45%               29.45%             $12,944.96        $313.21
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $2,944.96
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,737.06


BANC OF AMERICA RETIREMENT 2030 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.30%                3.70%             $10,370.00        $132.41
       2           10.25%              1.95%                6.86%             $10,686.29        $205.30
       3           15.76%              1.95%               10.12%             $11,012.22        $211.56
       4           21.55%              1.95%               13.48%             $11,348.09        $218.01
       5           27.63%              1.95%               16.94%             $11,694.21        $224.66
       6           34.01%              1.95%               20.51%             $12,050.88        $231.51
       7           40.71%              1.95%               24.18%             $12,418.43        $238.58
       8           47.75%              1.95%               27.97%             $12,797.19        $245.85
       9           55.13%              1.95%               31.88%             $13,187.51        $253.35
      10           62.89%              1.95%               35.90%             $13,589.73        $261.08
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,589.73
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,222.31


BANC OF AMERICA RETIREMENT 2030 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.80%                4.20%             $10,420.00         $81.68
       2           10.25%              1.45%                7.90%             $10,789.91        $153.77
       3           15.76%              1.45%               11.73%             $11,172.95        $159.23
       4           21.55%              1.45%               15.70%             $11,569.59        $164.88
       5           27.63%              1.45%               19.80%             $11,980.31        $170.74
       6           34.01%              1.45%               24.06%             $12,405.61        $176.80
       7           40.71%              1.45%               28.46%             $12,846.01        $183.07
       8           47.75%              1.45%               33.02%             $13,302.05        $189.57
       9           55.13%              1.45%               37.74%             $13,774.27        $196.30
      10           62.89%              1.45%               42.63%             $14,263.26        $203.27
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,263.26
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,679.31

BANC OF AMERICA RETIREMENT 2035 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.06%                3.94%             $10,394.00        $108.09
       2           10.25%              1.71%                7.36%             $10,735.96        $180.66
       3           15.76%              1.71%               10.89%             $11,089.18        $186.60
       4           21.55%              1.71%               14.54%             $11,454.01        $192.74
       5           27.63%              1.71%               18.31%             $11,830.85        $199.09
       6           34.01%              1.71%               22.20%             $12,220.08        $205.64
       7           40.71%              1.71%               26.22%             $12,622.12        $212.40
       8           47.75%              1.71%               30.37%             $13,037.39        $219.39
       9           55.13%              1.71%               34.66%             $13,466.32        $226.61
      10           62.89%              1.71%               39.09%             $13,909.36        $234.06
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,909.36
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,965.28


BANC OF AMERICA RETIREMENT 2035 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.81%                3.19%             $10,319.00        $183.89
       2           10.25%              2.46%                5.81%             $10,581.10        $257.07
       3           15.76%              2.46%                8.50%             $10,849.86        $263.60
       4           21.55%              2.46%               11.25%             $11,125.45        $270.30
       5           27.63%              2.46%               14.08%             $11,408.04        $277.16
       6           34.01%              2.46%               16.98%             $11,697.80        $284.20
       7           40.71%              2.46%               19.95%             $11,994.92        $291.42
       8           47.75%              2.46%               23.00%             $12,299.59        $298.82
       9           55.13%              2.46%               26.12%             $12,612.00        $306.41
      10           62.89%              2.46%               29.32%             $12,932.35        $314.20
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $2,932.35
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,747.07


BANC OF AMERICA RETIREMENT 2035 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.31%                3.69%             $10,369.00        $133.42
       2           10.25%              1.96%                6.84%             $10,684.22        $206.32
       3           15.76%              1.96%               10.09%             $11,009.02        $212.59
       4           21.55%              1.96%               13.44%             $11,343.69        $219.06
       5           27.63%              1.96%               16.89%             $11,688.54        $225.72
       6           34.01%              1.96%               20.44%             $12,043.87        $232.58
       7           40.71%              1.96%               24.10%             $12,410.01        $239.65
       8           47.75%              1.96%               27.87%             $12,787.27        $246.93
       9           55.13%              1.96%               31.76%             $13,176.00        $254.44
      10           62.89%              1.96%               35.77%             $13,576.55        $262.18
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,576.55
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,232.89

BANC OF AMERICA RETIREMENT 2035 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.81%                4.19%             $10,419.00         $82.70
       2           10.25%              1.46%                7.88%             $10,787.83        $154.81
       3           15.76%              1.46%               11.70%             $11,169.72        $160.29
       4           21.55%              1.46%               15.65%             $11,565.13        $165.96
       5           27.63%              1.46%               19.75%             $11,974.54        $171.84
       6           34.01%              1.46%               23.98%             $12,398.43        $177.92
       7           40.71%              1.46%               28.37%             $12,837.34        $184.22
       8           47.75%              1.46%               32.92%             $13,291.78        $190.74
       9           55.13%              1.46%               37.62%             $13,762.31        $197.49
      10           62.89%              1.46%               42.49%             $14,249.50        $204.49
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,249.50
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,690.46


BANC OF AMERICA RETIREMENT 2040 PORTFOLIO -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.11%                3.89%             $10,389.00        $113.16
       2           10.25%              1.76%                7.26%             $10,725.60        $185.81
       3           15.76%              1.76%               10.73%             $11,073.11        $191.83
       4           21.55%              1.76%               14.32%             $11,431.88        $198.04
       5           27.63%              1.76%               18.02%             $11,802.28        $204.46
       6           34.01%              1.76%               21.85%             $12,184.67        $211.09
       7           40.71%              1.76%               25.79%             $12,579.45        $217.92
       8           47.75%              1.76%               29.87%             $12,987.03        $224.99
       9           55.13%              1.76%               34.08%             $13,407.81        $232.27
      10           62.89%              1.76%               38.42%             $13,842.22        $239.80
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,842.22
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,019.37


BANC OF AMERICA RETIREMENT 2040 PORTFOLIO -- CLASS C SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.86%                3.14%             $10,314.00        $188.92
       2           10.25%              2.51%                5.71%             $10,570.82        $262.10
       3           15.76%              2.51%                8.34%             $10,834.03        $268.63
       4           21.55%              2.51%               11.04%             $11,103.80        $275.32
       5           27.63%              2.51%               13.80%             $11,380.28        $282.18
       6           34.01%              2.51%               16.64%             $11,663.65        $289.20
       7           40.71%              2.51%               19.54%             $11,954.08        $296.40
       8           47.75%              2.51%               22.52%             $12,251.73        $303.78
       9           55.13%              2.51%               25.57%             $12,556.80        $311.35
      10           62.89%              2.51%               28.69%             $12,869.47        $319.10
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $2,869.47
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,796.98

BANC OF AMERICA RETIREMENT 2040 PORTFOLIO -- CLASS R SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              1.36%                3.64%             $10,364.00        $138.48
       2           10.25%              2.01%                6.74%             $10,673.88        $211.43
       3           15.76%              2.01%                9.93%             $10,993.03        $217.75
       4           21.55%              2.01%               13.22%             $11,321.72        $224.26
       5           27.63%              2.01%               16.60%             $11,660.24        $230.97
       6           34.01%              2.01%               20.09%             $12,008.89        $237.87
       7           40.71%              2.01%               23.68%             $12,367.95        $244.99
       8           47.75%              2.01%               27.38%             $12,737.75        $252.31
       9           55.13%              2.01%               31.19%             $13,118.61        $259.86
      10           62.89%              2.01%               35.11%             $13,510.86        $267.63
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $3,510.86
  TOTAL ANNUAL FEES & EXPENSES                                                                $2,285.55


BANC OF AMERICA RETIREMENT 2040 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.86%                4.14%             $10,414.00         $87.78
       2           10.25%              1.51%                7.77%             $10,777.45        $160.00
       3           15.76%              1.51%               11.54%             $11,153.58        $165.58
       4           21.55%              1.51%               15.43%             $11,542.84        $171.36
       5           27.63%              1.51%               19.46%             $11,945.69        $177.34
       6           34.01%              1.51%               23.63%             $12,362.59        $183.53
       7           40.71%              1.51%               27.94%             $12,794.05        $189.93
       8           47.75%              1.51%               32.41%             $13,240.56        $196.56
       9           55.13%              1.51%               37.03%             $13,702.65        $203.42
      10           62.89%              1.51%               41.81%             $14,180.88        $210.52
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,180.88
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,746.02

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS USED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain mutual funds, including certain of the Underlying Funds, to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Underlying Fund that has adopted an 80% Policy as a fundamental policy as well as each Underlying Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-related and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.
COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-related and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's Adviser to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.


FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GLIDE PATH -- how the strategic allocations to asset classes (stocks, bonds or cash) and sub-asset classes (i.e., large-capitalization, mid-capitalization, small-capitalization, international, core bond, short-term bond or high yield) are expected to change as each Portfolio ages.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-related securities.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The Adviser may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements and certain municipal securities.

MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-related securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.
NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 (1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.


U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Where to find more information

You'll find more information about the Banc of America Funds in the following document:

Statement of Additional Information

The SAI contains additional information about the Portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of this document, request other information about the Portfolios and make shareholder inquiries by contacting Banc of America Funds:

By telephone:
C/O COLUMBIA MANAGEMENT SERVICES, INC.
1.800.322.8222

By mail:
BANC OF AMERICA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.BANCOFAMERICAFUNDS.COM

Information about the Portfolios can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Information about the Portfolios is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC FILE NUMBER: 811-21862
BANC OF AMERICA FUNDS TRUST

INT-36/127223-0307

                                    BANC OF AMERICA FUNDS
                                    Prospectus -- Class Z Shares
                                    March 1, 2007


                                    Banc of America Retirement 2005 Portfolio
                                    Banc of America Retirement 2010 Portfolio
                                    Banc of America Retirement 2015 Portfolio
                                    Banc of America Retirement 2020 Portfolio
                                    Banc of America Retirement 2025 Portfolio
                                    Banc of America Retirement 2030 Portfolio
                                    Banc of America Retirement 2035 Portfolio
                                    Banc of America Retirement 2040 Portfolio

                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.


NOT FDIC-INSURED    NOT BANK ISSUED

    NOT BANK        MAY LOSE VALUE
   GUARANTEED

AN OVERVIEW OF THE PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO BANC OF AMERICA FUNDS. SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 60.


YOUR INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIOS AND THE UNDERLYING FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE PORTFOLIOS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about the portfolios of Banc of America Funds (the Portfolios). Please read it carefully because it contains information that is designed to help you make informed investment decisions.

Unlike traditional mutual funds, which invest in individual securities, the Portfolios invest in a mix of underlying funds (the Underlying Funds) using an asset allocation approach that will change over time. Mutual funds that invest in underlying funds are sometimes called "funds of funds."

The Portfolios are managed by Columbia Management Advisors, LLC (the Adviser). The Underlying Funds are themselves mutual funds.

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a portfolio by investing in different asset classes -- for example, domestic equity securities, foreign securities and fixed income securities -- in varying proportions. Each Portfolio will seek to achieve its objective by investing in Class Z shares of a combination of Underlying Funds representing a variety of asset classes and investment styles. Each Portfolio is managed to the specific year of planned retirement included in its name (the Retirement Year). Each Portfolio's asset mix will become gradually more conservative over time until 15 years after its Retirement Year. After that, each Portfolio will have a fairly static asset allocation.

The mix of asset classes and how much is invested in each will be the most important factor in how each Portfolio performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization stocks, has different return and risk characteristics, and reacts in different ways to changes in the economy and market sentiment. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

ABOUT THE PORTFOLIOS

Each Portfolio has its own risk/return characteristics. The performance of the Portfolios depends on many factors, including their allocation strategies, their risk/return characteristics, and the performance of the Underlying Funds. There's always a risk that you'll lose money or not earn as much as you expect.

The glide path below demonstrates how the asset allocation of each Portfolio to Underlying Funds with investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large-capitalization companies, international equity securities, or fixed income securities, is expected to change as the Portfolio ages. The glide path demonstrates how each Portfolio's asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Adviser will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating the percentage allocations shown in the glide path even though the Underlying Fund may invest in securities other than the sub-asset class.
(CHART)

The Adviser may depart from the allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Adviser's evaluation of market conditions. If the Adviser believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Adviser may overweight Underlying Funds that emphasize asset or sub-asset classes that the Adviser believes offer increased opportunity and/or underweight Underlying Funds that emphasize asset or sub-asset classes that the Adviser believes present increased risk. The Adviser uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds. The Adviser intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.

                            WHICH OF THE PORTFOLIOS MAY BE RIGHT FOR YOU?



                            When you're choosing a Portfolio, you should consider your investment goals, how much risk you can accept and, especially, how long until you expect to retire.

                            A Portfolio with a later Retirement Year may not be suitable for you if:

                              - you are not prepared to accept or are unable to
                                bear the risks associated with equity
                                securities.

                              - you have short-term investment goals.

                              - you are looking for a regular stream of income.

                            A Portfolio with a later Retirement Year is a more aggressive choice than a Portfolio with an earlier Retirement Year.

                            You should realize that the Portfolios may not be a complete solution to your retirement needs.

                            You'll find a discussion of the Portfolios' investment objectives, principal investment strategies and risks in the Portfolio description that starts on page 5.

                            FOR MORE INFORMATION



                            If you have any questions about your account or the Portfolios, please visit WWW.BANCOFAMERICAFUNDS.COM or call Banc of America Investment Services, Inc. at
                            1.800.926.1111. Columbia Management Services, Inc. can be reached at 1.800.322.8222.

                            You'll find more information about the Portfolios in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolios' investments, policies, and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolios
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE PORTFOLIOS. THE ADVISER OR ONE OF ITS AFFILIATES IS THE INVESTMENT ADVISER TO EACH UNDERLYING FUND. AS SUCH, THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT ACTIVITIES OF EACH PORTFOLIO AND EACH UNDERLYING FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 32.

--------------------------------------------------------------------------------


BANC OF AMERICA FUNDS                                            5
------------------------------------------------------------------
ABOUT THE UNDERLYING FUNDS                                      25
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     29
------------------------------------------------------------------
HOW THE PORTFOLIOS ARE MANAGED                                  32

About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         34
  Financial intermediary payments                               40
  Distributions and taxes                                       42
------------------------------------------------------------------
LEGAL MATTERS                                                   44
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            47
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 56
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   60
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING THEIR INVESTMENT OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS STARTING ON PAGE 25, AND IN THE SAI.

THE ADVISER HAS THE AUTHORITY TO ADD OR REMOVE UNDERLYING FUNDS (INCLUDING FUNDS INTRODUCED AFTER THE DATE OF THIS PROSPECTUS AND FUNDS THAT ARE NOT ADVISED BY THE ADVISER OR ITS AFFILIATES) AT ANY TIME, AT ITS DISCRETION.

--------------------------------------------------------------------------------


BANC OF AMERICA FUNDS


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   Each Portfolio seeks to achieve its objective by investing in Class Z shares of various Underlying Funds that represent a variety of equity and fixed income asset classes, investment objectives and investment styles. The Underlying Funds include funds that invest in equity securities of domestic and foreign issuers and large-, mid- and small-capitalization companies, and pursue various investment styles, such as growth and value, and also include funds that invest in fixed income securities with a range of maturities across a range of credit quality. Each Portfolio's asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital growth, consistent with a reasonable amount of risk, during an investor's pre-retirement and early retirement years, and primarily on capital preservation thereafter.
                   The Adviser may depart from the asset allocations to both the Underlying Funds and the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations (including through investments in money market instruments or the Columbia Money Market Funds) based on the Adviser's evaluation of market conditions. The Adviser intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time.
                   After its Retirement Year, each Portfolio's asset mix will continue to become more conservative with a declining exposure to Underlying Funds that invest primarily in equity securities and an increasing exposure to Underlying Funds that invest primarily in fixed income securities and short-term bonds, until fifteen years after the Retirement Year. After that, each Portfolio will have a fairly static allocation. The Board of Trustees of the Banc of America Funds
                   (the Board) has the authority to combine like Portfolios once they have reached this static phase without obtaining shareholder approval.
                   Because the investment results of the Underlying Funds will vary, the actual allocation to each asset class, sub-asset class or Underlying Fund as of any given date may vary from the allocations in the glide path and the Adviser's overweighting and underweighting allocations. The Adviser continuously monitors each Portfolio's percentage allocations to the Underlying Funds and will rebalance the Portfolios' allocations to each asset class, sub-asset class or
                   Underlying Fund when the Adviser determines it to be appropriate.
                   The Adviser can substitute or add other Underlying Funds at any time, including
                   Funds introduced after the date of this prospectus and Funds that are not advised by the Adviser.


      The Adviser will calculate the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities other than the sub-asset class.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS AND IN ITS SAI. PLEASE VISIT WWW.BANCOFAMERICAFUNDS.COM.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
GRAPHIC)           Each Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve each Portfolio's investment objective. There is a risk that the mix of Underlying Funds each Portfolio invests in will not produce the returns the Adviser seeks, or will fall in value. Each Portfolio's relative exposure to the various investment risks described here is relative to its percentage allocations in the Underlying Funds. For example, because a Portfolio with a later Retirement Year has a higher percentage of its assets allocated to Underlying Funds that invest primarily in equity securities, it will have greater exposure to stock market risk than a Portfolio with an earlier Retirement Year that has a higher percentage of its assets allocated to Underlying Funds that invest primarily in fixed income securities. A Portfolio with an earlier Retirement Year will have less exposure to stock market risk and greater exposure to interest rate risk because of its higher allocations to fixed income Underlying Funds.

      - FUND OF FUNDS RISK -- While the fund of funds structure affords the Portfolios greater diversification than that of traditional mutual funds, it also causes the Portfolios to indirectly bear a portion of the Underlying Funds' expenses, as well as the Portfolios' own expenses. The amount of Underlying Fund expenses paid by each Portfolio will vary with time as the Adviser changes the allocations based on the glide path.

      - STOCK MARKET RISK -- Each Portfolio allocates assets to Underlying Funds that invest in stocks. The value of the stocks an Underlying Fund holds can be affected by changes in U.S. or foreign economies, financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- Each Portfolio allocates assets to Underlying Funds that invest in fixed income securities. The prices of fixed income securities tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- Because each Portfolio allocates assets to Underlying Funds that invest in fixed income securities, a Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Underlying Funds invest are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - FOREIGN INVESTMENT RISK -- Each Portfolio allocates assets to Underlying Funds that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Underlying Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - U.S. GOVERNMENT OBLIGATIONS -- Each Portfolio allocates assets to Underlying Funds that invest in U.S. government obligations, which include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

      - MORTGAGE-RELATED SECURITIES -- Each Portfolio allocates assets to Underlying Funds that invest in mortgage-related securities. The value of an Underlying Fund's mortgage-related securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, an Underlying Fund may have to reinvest in other securities that have lower yields. Mortgage-related securities are most commonly issued or guaranteed by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, but may also be issued or guaranteed by other private issuers. Mortgage-related securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

      - DERIVATIVES RISK -- Each Portfolio allocates assets to Underlying Funds that invest in derivatives. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented by the use of derivatives are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance return or as a substitute for a position or securities, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund. The success of the Underlying Fund's derivatives strategies will depend on its investment adviser's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. No Underlying Fund is required to utilize derivatives to reduce risks.

      - ASSET-BACKED SECURITIES RISK -- Each Portfolio allocates assets to Underlying Funds that invest in asset-backed securities. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of an Underlying Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

(BAR CHART         A LOOK AT EACH PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because each Portfolio has not been in operation for a full calendar year, no performance information is included in this prospectus.


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN EACH PORTFOLIO
                   The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Additional hypothetical fee and expense information relating to Class Z shares can be found in HYPOTHETICAL INVESTMENT
                   AND EXPENSE INFORMATION.

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2005 PORTFOLIO



         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.60%



         Total annual Portfolio operating expenses                      1.35%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.70%





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2005 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2005 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Portfolio.


        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $72      $363

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2010 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.65%



         Total annual Portfolio operating expenses                      1.40%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.75%





      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2010 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2010 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Portfolio.


        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $77      $379

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2015 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.65%



         Total annual Portfolio operating expenses                      1.40%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.75%


      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2015 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2015 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $77      $379

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2020 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.68%



         Total annual Portfolio operating expenses                      1.43%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.78%


      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2020 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2020 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $80      $388

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2025 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.66%



         Total annual Portfolio operating expenses                      1.41%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.76%


      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2025 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2025 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $78      $382

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2030 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.70%



         Total annual Portfolio operating expenses                      1.45%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.80%


      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2030 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2030 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $82      $395

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2035 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.71%



         Total annual Portfolio operating expenses                      1.46%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.81%


      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2035 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2035 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $83      $398

--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES INCLUDE FEES AND EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE UNDERLYING FUNDS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME TO TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


BANC OF AMERICA RETIREMENT 2040 PORTFOLIO




         SHAREHOLDER FEES                                              Class Z
         (fees paid directly from your investment)                     Shares



         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                 N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                 N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (deducted from the Portfolio's assets)



         Management fees                                                0.10%



         Other expenses(1)                                              0.65%



         Acquired fund fees and expenses (Underlying Funds)(2)          0.76%



         Total annual Portfolio operating expenses                      1.51%
                                                                         =====



         Fee waivers and/or reimbursements(3)                          (0.65)%



         Total net expenses                                             0.86%


      (1)Other expenses are based on estimates for the current year.


      (2)This figure is based on amounts reported in the Underlying Funds' most recent shareholder reports.



      (3)The Adviser has contractually agreed to waive fees and/or reimburse expenses so that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio's investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The figure shown here is the amount of expected waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S AND UNDERLYING FUNDS' ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in Banc of America Retirement 2040 Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of Banc of America Retirement 2040 Portfolio for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Portfolio.

        - your investment has a 5% return each year.


        - the expense ratio of the Underlying Funds remains the same as shown in the table above.



        - the Portfolio's operating expenses remain at the amount shown above.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $88      $413

About the Underlying Funds


The table starting below provides a brief overview of the objectives and principal investment strategies of the Underlying Funds in which the Portfolios invest. Each Portfolio invests in the Underlying Funds in varying proportions. You'll find more detailed information about each Underlying Fund's investment strategies and risks in its prospectus and in its SAI. Please refer to our website at WWW.BANCOFAMERICAFUNDS.COM.


The Adviser can substitute or add other Underlying Funds to this table at any time, at its discretion, including Funds introduced after the date of this prospectus and Funds that are not advised by the Adviser.

                              The Underlying Fund's investment objective:               The Underlying Fund invests:
                             ---------------------------------------------  -----------------------------------------------------
LARGE CAP EQUITY
Columbia Large Cap Value     -   seeks growth of capital by investing in    -   at least 80% of its assets in
 Fund                            companies that are believed to be              large-capitalization companies whose market
                                 undervalued.                                   capitalizations are within the range of the
                                                                                companies within the Russell 1000 Value Index.
                                                                                The Fund generally invests in companies in a
                                                                                broad range of industries with market
                                                                                capitalizations of at least $1 billion and daily
                                                                                trading volumes of at least $3 million.
                                                                            -   up to 20% of its assets in foreign securities.
                                                                            -   in real estate investment trusts (REITs).

Columbia Large Cap           -   seeks, over the long term, to provide      -   at least 80% of its assets in a portfolio
 Enhanced Core Fund              total return that (before fees and             consisting of common stocks that are included in
                                 expenses) exceeds the total return of the      the S&P 500 Index.
                                 S&P 500 Index.
                                                                            -   in convertible securities that are convertible
                                                                                into stocks included in the S&P 500 Index.
                                                                            -   in other derivatives whose economic returns are,
                                                                                by design, closely equivalent to the returns of
                                                                                the S&P 500 Index or its components.

Columbia Marsico Focused     -   seeks long-term growth of capital.         in Columbia Marsico Focused Equities Master
 Equities Fund                                                              Portfolio, which invests:
                                                                            -   at least 80% of its assets in equity securities.
                                                                                The investments mostly consist of equity
                                                                                securities of large-capitalization companies with
                                                                                a market capitalization of $4 billion or more.
                                                                                The Columbia Marsico Focused Equities Master
                                                                                Portfolio is non-diversified and generally holds
                                                                                a core position of 20 to 30 common stocks that
                                                                                are selected for their long-term growth
                                                                                potential.
                                                                            -   up to 25% of its assets in foreign securities.

MID CAP EQUITY

Columbia Mid Cap Growth      -   seeks significant capital appreciation by  -   primarily in growth stocks.
 Fund                            investing, under normal market
                                 conditions, at least 80% of its net
                                 assets (plus any borrowings for
                                 investment purposes) in stocks of
                                 companies with a market capitalization,
                                 at the time of initial purchase, equal to
                                 or less than the largest stock in the
                                 Russell Midcap Index.

                                                                            -   up to 20% of its net assets in small and large-
                                                                                capitalization companies, as compared to the
                                                                                Russell Midcap Index, when the Adviser believes
                                                                                they offer comparable capital appreciation
                                                                                opportunities or may help stabilize the Fund.
                                                                            -   in initial public offerings (IPOs); companies
                                                                                that may benefit from technological or product
                                                                                developments or new management; and companies
                                                                                involved in tender offers, leveraged buy-outs or
                                                                                mergers.
                                                                            -   in securities convertible into or exercisable for
                                                                                stock (including preferred stock, warrants and
                                                                                debentures).
                                                                            -   in certain options and financial futures
                                                                                contracts (derivatives) and, to a limited extent,
                                                                                in foreign securities, including American
                                                                                Depositary Receipts.

Columbia Mid Cap Value       -   seeks long-term growth of capital with     -   at least 80% of its assets in U.S. companies
 Fund                            income as a secondary consideration.           whose market capitalizations are within the range
                                                                                of companies within the Russell Midcap Value
                                                                                Index and that are believed to have the potential
                                                                                for long-term growth.
                                                                            -   up to 20% of its assets in foreign securities.
                                                                            -   in REITs.


                              The Underlying Fund's investment objective:               The Underlying Fund invests:
                             ---------------------------------------------  -----------------------------------------------------
SMALL CAP EQUITY
Columbia Small Cap Growth    -   seeks long-term capital growth by          in Columbia Small Cap Master Portfolio, which
 Fund II                         investing primarily in equity securities.  invests:
                                                                            -   at least 80% of its net assets in companies whose
                                                                                market capitalizations are within the range of
                                                                                companies within the Russell 2000 Growth Index at
                                                                                the time of purchase. As of April 28, 2006, the
                                                                                market capitalization of companies within the
                                                                                Russell 2000 Growth Index ranged from $33 million
                                                                                to $5 billion.
                                                                            -   up to 20% of its assets in foreign securities.

Columbia Small Cap Value     -   seeks long-term growth of capital by       -   at least 80% of its assets in equity securities
 Fund II                         investing in companies believed to be          of U.S. companies whose market capitalizations
                                 undervalued.                                   are within the range of the companies within the
                                                                                Russell 2000 Value Index and that are believed to
                                                                                have the potential for long-term growth.
                                                                            -   up to 20% of its assets in foreign securities.

INTERNATIONAL EQUITY
Columbia Multi-Advisor       -   seeks long-term capital growth by          -   at least 80% of its assets in equity securities
 International Equity Fund       investing primarily in equity securities       of established companies located in at least
                                 of non-U.S. companies in Europe,               three countries other than the United States. The
                                 Australia, the Far East and other              Adviser selects countries, including emerging
                                 regions, including developing countries.       market or developing countries, that it believes
                                                                                have the potential for growth.
                                                                            -   primarily in equity securities, which may include
                                                                                equity interests in foreign investment funds or
                                                                                trusts, convertible securities, REITs and
                                                                                depositary receipts.

Columbia Acorn               -   seeks to provide long-term growth of       -   in the stocks of non-U.S. small and medium sized
 International                   capital.                                       companies with market capitalizations of less
                                                                                than $5 billion at the time of initial purchase.
                                                                            -   the majority (under normal market conditions, at
                                                                                least 75%) of its assets in the stocks of foreign
                                                                                companies based in developed markets.

CORE BOND
Columbia Total Return Bond   -   seeks total return by investing in         -   at least 80% of its assets in bonds.
 Fund                            investment grade fixed income securities.
                                                                            -   at least 65% of its assets in investment grade
                                                                                fixed income securities. The Adviser may choose
                                                                                unrated securities if it believes they are of
                                                                                comparable quality to investment grade securities
                                                                                at the time of investment.
                                                                            -   corporate debt securities, including bonds, notes
                                                                                and debentures; U.S. government obligations;
                                                                                foreign debt securities denominated in U.S.
                                                                                dollars; mortgage-related securities;
                                                                                asset-backed securities; and municipal
                                                                                securities. The Fund may also participate in
                                                                                mortgage dollar rolls.

HIGH YIELD
Columbia High Income Fund    -   seeks maximum income by investing in a     in Columbia High Income Master Portfolio, which
                                 diversified portfolio of high yield debt   invests:
                                 securities.
                                                                            -   at least 80% of its assets in domestic and
                                                                                foreign corporate high yield debt securities
                                                                                which are not rated investment grade but
                                                                                generally will be rated "BB" or "B" by Standard &
                                                                                Poor's Corporation.
                                                                            -   primarily in U.S. government obligations and
                                                                                zero-coupon bonds, as well as domestic corporate
                                                                                high yield debt securities and U.S.
                                                                                dollar-denominated foreign corporate high yield
                                                                                debt securities, both of which include private
                                                                                placements.
                                                                            -   up to 20% of its assets in equity securities
                                                                                which may include convertible securities.

SHORT TERM BOND
Columbia Short Term Bond     -   seeks high current income consistent with  -   at least 80% of its assets in bonds. The Fund
  Fund                           minimal fluctuations of principal.             normally invests at least 65% of its total assets
                                                                                in investment grade fixed income securities. The
                                                                                Adviser may choose unrated securities if it
                                                                                believes they are of comparable quality to
                                                                                investment grade securities at the time of
                                                                                investment. The Fund may also participate in
                                                                                mortgage dollar rolls. Normally the Fund's
                                                                                average dollar-weighted maturity will be three
                                                                                years or less and its duration will be three
                                                                                years or less.


(LINE GRAPH        ADDITIONAL RISKS OF THE UNDERLYING FUNDS
GRAPHIC)           Some or all of the Underlying Funds have the following risks in addition to those described under PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER starting on page 6:


      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by certain Underlying Funds depends on the amount of income paid by the securities the Underlying Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income these Underlying Funds pay.

      - CONVERTIBLE SECURITIES RISK -- Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

      - EMERGING MARKETS RISK -- Underlying Funds that invest in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

      - FUTURES RISK -- Certain Underlying Funds may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase these Underlying Funds' volatility.

      - INVESTMENT IN ANOTHER FUND -- Columbia Total Return Bond Fund may invest in Columbia Convertible Securities Fund. The Adviser and its affiliates are entitled to receive fees from Columbia Convertible Securities Fund for providing advisory and other services, in addition to the fees which they are entitled to receive from Columbia Total Return Bond Fund for services provided directly. Accordingly, shareholders may pay additional fees, unless such fees are waived, because of the Fund's investment in another Fund. The Adviser and its affiliates may waive fees which they are entitled to receive from Columbia Convertible Securities Fund, or also Columbia Total Return Bond Fund.

      - INVESTING IN A MASTER PORTFOLIO -- Certain Underlying Funds are "feeder funds" that invest all of their assets in another fund, which is called a "master portfolio." All investors in a master portfolio invest under the same terms and conditions as the Underlying Funds that are feeder funds and pay a proportionate share of the master portfolio's expenses. Other feeder funds that invest in the same master portfolio may have different share prices and returns than an Underlying Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.



        An Underlying Fund could withdraw its entire investment from its master portfolio if it believes it's in the best interests of the Underlying Fund to do so (for example, if a master portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Underlying Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Underlying Fund might also have to pay brokerage, tax or other charges.

      - LIQUIDITY RISK -- There is a risk that a security held by an Underlying Fund or master portfolio cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - MORTGAGE DOLLAR ROLLS -- Certain Underlying Funds may participate in mortgage dollar rolls, which are transactions in which the Underlying Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Underlying Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Underlying Fund's portfolio turnover rate.

      - REAL ESTATE INVESTMENT TRUST RISK -- Underlying Funds that invest in REITs are subject to changes in real estate values or economic downturns that can have a significant negative effect on issuers in the real estate industry.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- An Underlying Fund or master portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

--------------------------------------------------------------------------------

YOU'LL FIND MORE INFORMATION ABOUT THE PORTFOLIOS' INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS IN THE DESCRIPTION THAT STARTS ON PAGE 5.

YOU'LL FIND SPECIFIC INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES IN ABOUT THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)

The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of each Portfolio and the Underlying Funds can be changed without shareholder approval.

      - HOLDING OTHER KINDS OF INVESTMENTS -- Each Portfolio and the Underlying Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The Adviser can also choose not to invest in specific securities described in this prospectus and in the SAI. Each Portfolio has the flexibility to invest directly in equity and fixed income securities, subject to applicable regulations. In the future, each Portfolio may choose to invest in Underlying Funds that are not advised by the Adviser or its affiliates, to the extent permitted by applicable regulations. In addition, subject to applicable regulations, each Portfolio may invest in derivatives or other financial instruments and may invest cash balances in S&P 500 Index futures.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash, to implement tactical allocations or for other reasons, each Portfolio and the Underlying Funds may invest their assets in Class Z shares and other share classes of the Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services, in addition to the fees which they are entitled to receive from the Portfolios or the Underlying Funds for services provided directly.


      - FOREIGN INVESTMENT RISK -- The Underlying Funds may invest in foreign securities and may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If an Underlying Fund invests in emerging markets, there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.


      - INVESTING DEFENSIVELY -- Each Portfolio and the Underlying Funds may temporarily hold up to 100% of its assets in money market instruments (or the Columbia Money Market Funds) to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio or Underlying Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- An Underlying Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to each of the Portfolios and the Underlying Funds, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, or make loans to the Portfolios and the Underlying Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Banc of America Funds where permitted by law or regulation, and may receive compensation in that capacity. Banc of America Investment Services, Inc. is an affiliate of Bank of America and the Adviser.

      - INVESTMENT IN AFFILIATED FUNDS -- The Adviser has the authority to select Underlying Funds. The Adviser or one of its affiliates is the investment adviser to each of the Underlying Funds. The Adviser may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Adviser has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.


      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of Banc of America Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each Portfolio discloses its complete portfolio holdings as of a month-end on the Banc of America Funds' website, www.bancofamericafunds.com, approximately 30 calendar days after such month-end. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.


      - PORTFOLIO TURNOVER -- An Underlying Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce an Underlying Fund's returns. Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Multi-Advisor International Equity Fund, Columbia Total Return Bond Fund and Columbia Short Term Bond Fund are expected to have a portfolio turnover rate that exceeds 100%. However, high individual Underlying Fund portfolio turnover rates don't necessarily translate into high portfolio turnover rates across the assets of a Portfolio, because only a portion of each Portfolio's assets are allocated to any one Underlying Fund. Based on their initial allocations to the Underlying Funds, none of the Portfolios is expected to have a portfolio turnover that exceeds 100%.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.


          The Portfolios may become feeder funds if the Board decides this would be in the best interest of shareholders. Banc of America Funds doesn't require shareholder approval to make the change, but we'll notify you if it happens. If a Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.



      - FIDUCIARY OBLIGATIONS -- The Adviser is the investment adviser to the Portfolios and to certain of the Underlying Funds. Moreover, the Board that oversees the Portfolios also oversees certain of the Underlying Funds. Conflicts of interest may arise as the Adviser and the Board seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

How the Portfolios are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including most of the Underlying Funds, as well as the Portfolios described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P., another registered investment adviser and Columbia Management entity.

Each Portfolio pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The maximum advisory fee the Adviser can receive from each Portfolio is 0.10% of the average daily net assets of each Portfolio.

The Adviser has agreed to waive fees and/or reimburse certain other expenses for each Portfolio until July 31, 2008. You'll find more information about waivers and/or expense reimbursements in the description that starts on page 5. There is no assurance that the Adviser will continue to waive and/or reimburse these Portfolio expenses after July 31, 2008.


A discussion regarding the basis of the Board's approval of the investment advisory agreement with the Adviser is available in each Portfolio's annual report to shareholders for the fiscal year ended October 31.


Vikram Kuriyan, head of the Adviser's Quantitative Strategies Group and Anwiti Bahuguna, a member of the Adviser's Quantitative Strategies Group, are the portfolio managers primarily responsible for making the day-to-day investment decisions for each Portfolio and are also responsible for determining and implementing asset allocation decisions for the Portfolios. Dr. Kuriyan's and Dr. Bahuguna's professional biographies are provided below. The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

                              LENGTH OF SERVICE            BUSINESS EXPERIENCE
  PORTFOLIO MANAGER          WITH THE PORTFOLIOS        DURING THE PAST FIVE YEARS
  VIKRAM KURIYAN              SINCE INCEPTION         COLUMBIA MANAGEMENT --
                                                      PORTFOLIO MANAGER SINCE 2000
  ANWITI BAHUGUNA            SINCE AUGUST 2006        COLUMBIA MANAGEMENT --
                                                      ASSOCIATED SINCE 1998

The investment adviser and sub-advisers of each of the Underlying Funds are identified below:


  UNDERLYING FUND                INVESTMENT ADVISER             SUB-ADVISERS
  COLUMBIA LARGE CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    VALUE FUND                   LLC
  COLUMBIA LARGE CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    ENHANCED CORE FUND           LLC
  COLUMBIA MARSICO               COLUMBIA MANAGEMENT ADVISORS,  MARSICO CAPITAL
    FOCUSED EQUITIES FUND        LLC                            MANAGEMENT, LLC
  COLUMBIA MID CAP               COLUMBIA MANAGEMENT ADVISORS,  N/A
    GROWTH FUND                  LLC
  COLUMBIA MID CAP               COLUMBIA MANAGEMENT ADVISORS,  N/A
    VALUE FUND                   LLC
  COLUMBIA SMALL CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    GROWTH FUND II               LLC
  COLUMBIA SMALL CAP             COLUMBIA MANAGEMENT ADVISORS,  N/A
    VALUE FUND II                LLC
  COLUMBIA MULTI-ADVISOR         COLUMBIA MANAGEMENT ADVISORS,  MARSICO CAPITAL
    INTERNATIONAL EQUITY FUND    LLC                            MANAGEMENT, LLC;
                                                                CAUSEWAY CAPITAL
                                                                MANAGEMENT LLC
  COLUMBIA ACORN                 COLUMBIA WANGER ASSET          N/A
    INTERNATIONAL                MANAGEMENT, L.P.
  COLUMBIA TOTAL                 COLUMBIA MANAGEMENT ADVISORS,  N/A
    RETURN BOND FUND             LLC
  COLUMBIA HIGH INCOME FUND      COLUMBIA MANAGEMENT ADVISORS,  MACKAY SHIELDS LLC
                                 LLC
  COLUMBIA SHORT                 COLUMBIA MANAGEMENT ADVISORS,  N/A
    TERM BOND FUND               LLC



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Portfolios are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolios (Administrator), and is responsible for overseeing the administrative operations of the Portfolios. The Administrator does not receive any fees for the administrative services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for each Portfolio's shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Class Z shares of the Portfolios to certain eligible investors. Eligible investors and applicable investment minimums are as follows:

$2,500 MINIMUM INITIAL INVESTMENT


  - Any client of Banc of America Investment Services, Inc. purchasing through a self-directed brokerage account.

$1,000 MINIMUM INITIAL INVESTMENT


  - Any client of Banc of America Investment Services, Inc. purchasing through an individual retirement plan account.

Banc of America Funds reserves the right to change the criteria for eligible investors and the investment minimums. Banc of America Funds also reserves the right to refuse a purchase order for any reason, including if we believe that doing so would be in the best interest of the Portfolios and their shareholders.

You'll find more information about buying, selling and exchanging Class Z shares on the pages that follow. You should also ask your investment professional about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolios also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact Banc of America Investment Services, Inc. at 1.800.926.1111 if you have any questions, or you need help placing an order.


Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.


SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on a Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolios are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolios to implement their market timing strategies. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish the Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios may be more susceptible to these negative effects of market timing. For example, a Portfolio whose Underlying Funds invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. A Portfolio whose Underlying Funds invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Banc of America Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Banc of America Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Portfolio that are deemed material by Banc of America Funds in any 28-day period, Banc of America Funds will generally reject the shareholder's future purchase orders. In addition, if Banc of America Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Banc of America Funds may, in its discretion, reject future purchase orders by the person, group or account, involving the same or any other Portfolio. In any event, Banc of America Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES and also retains the right to modify these market timing policies at any time without prior notice to shareholders.


The rights of shareholders to redeem shares of a Portfolio are not affected by any of these limits.



For these purposes, a "round trip" is a purchase by any means into a Portfolio followed by a redemption, of any amount, by any means out of the same Portfolio. Under this definition, an exchange into a Portfolio followed by an exchange out of the same Portfolio is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Portfolios. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Banc of America Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the practices discussed above. Consequently, there is the risk that Banc of America Funds may not be able to do anything in response to market timing that occurs in a Portfolio which may result in certain shareholders being able to market time a Portfolio while the shareholders in that Portfolio bear the burden of such activities.


Banc of America Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Banc of America Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Portfolio's shares -- or its net asset value per share. Banc of America Funds calculates net asset value per share for each class of each Portfolio at the end of each business day. The net asset value per share of each Portfolio is based on the net asset value per share of the Underlying Funds each Portfolio invests in.

We calculate the net asset value for each class of each Portfolio by determining the value of the Portfolio's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of an Underlying Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in an Underlying Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recently reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and (4) a security whose market price is not available from a pre-established pricing service. In addition, an Underlying Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Underlying Fund's share price is calculated. Foreign exchanges typically close before the time as of which the Underlying Funds' shares prices are calculated, and may be closed altogether on some days an Underlying Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Underlying Fund shares. However, when an Underlying Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Banc of America Funds has retained an independent fair value pricing service to assist in the fair valuation process for Underlying Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by an Underlying Fund could change on days when Underlying Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders received in good form by a Portfolio, the Distributor, the Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. Banc of America Funds may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY EACH PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class Z shares at net asset value per share.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of each Portfolio. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you paid for your shares by check, Banc of America Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES      EXCHANGING SHARES
  GRAPHIC)

      You can sell shares of each Portfolio to buy shares of another Portfolio. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Class Z shares of a Portfolio for Class Z shares of any other Portfolio.

        - The rules for buying shares of each Portfolio, including any minimum investment requirements, apply to exchanges into that Portfolio.

        - You may only make exchanges into a Portfolio that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio that is accepting investments.

        - Banc of America Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

      The Portfolios cannot be exchanged for shares of the Underlying Funds or for shares of other mutual funds that are managed by the Adviser.

Financial intermediary payments

(PERCENT GRAPHIC)

--------------------------------------------------------------------------------


THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.


--------------------------------------------------------------------------------



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Portfolios attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Portfolio.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Portfolios' shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Portfolios to pay to an intermediary up to 0.11% of the average aggregate value of Portfolio shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by a Portfolio will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.bancofamericafunds.com or by calling
1.800.322.8222. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Portfolio or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A mutual fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. Each Portfolio intends to pay out a sufficient amount of its income and capital gain, if any, to its shareholders so the Portfolio won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares and is called a distribution.



Each Portfolio's income and capital gains, if any, are derived from the Underlying Funds in which it invests.


Each Portfolio normally declares and pays distributions of net investment income annually, and distributes any realized net capital gain at least once a year. Each Portfolio may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income distributions from the trade date and realized net capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of the Portfolios usually pay different net investment income distribution amounts because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.


Banc of America Funds will automatically reinvest distributions in additional shares of each Portfolio.

If you buy Portfolio shares shortly before a Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. Each of the Portfolios has built up, or has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN A PORTFOLIO. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Portfolio's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you're an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by the Portfolio from certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met. Absent further legislation, these reduced rates of tax will expire after December 31, 2010. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Portfolio shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


Banc of America Funds is required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold may be credited against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Legal matters


Banc of America Funds is not a party to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings

(the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Portfolios have performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in a Portfolio would have earned, assuming all dividends and distributions had been reinvested.



Each Portfolio's performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the Portfolio from the Adviser and the payment by the Portfolio of its expenses. This timing difference resulted in each Portfolio having additional cash that was invested in the Underlying Funds, in turn producing incremental returns to the Portfolio based on the investment performance of these Underlying Funds. Due to the relatively small size of each Portfolio, the positive impact on performance from the investment of the additional cash was significant. The Portfolios do not anticipate that this positive impact on their performance will be sustainable in the future.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Portfolio's financial statements, is included in each Portfolio's annual report. The independent registered public accounting firm's report and the Portfolios' financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

BANC OF AMERICA
RETIREMENT 2005 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.30
  Net realized and unrealized gain/(loss)
    on investments                                                    1.14
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.44
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.44
  TOTAL RETURN(d)(e)(f)                                              14.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $11
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.91%
  Portfolio turnover rate(f)                                          49%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       507.39%


(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA
RETIREMENT 2010 PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.29
  Net realized and unrealized gain/(loss)
    on investments                                                    1.19
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.48
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.48
  TOTAL RETURN(d)(e)(f)                                              14.80%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $22
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      6.56%
  Portfolio turnover rate(f)                                          50%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       518.19%


(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2015 PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.08
  Net realized and unrealized gain/(loss)
    on investments                                                    0.97
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.05
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.05
  TOTAL RETURN(d)(e)(f)                                              10.50%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                               $2,809
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      1.77%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        30.87%


(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2020 PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.25
  Net realized and unrealized gain/(loss)
    on investments                                                    1.26
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  1.51
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $11.51
  TOTAL RETURN(d)(e)(f)                                              15.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $15
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.84%
  Portfolio turnover rate(f)                                          48%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       499.41%


(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2025 PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.07
  Net realized and unrealized gain/(loss)
    on investments                                                    0.86
                                                                     ------
  Net increase/(decrease) in net asset
    value from investment operations                                  0.93
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total dividends and distributions                                    --
                                                                     ------
  Net asset value, end of period                                     $10.93
  TOTAL RETURN(d)(e)(f)                                              9.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                               $3,439
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      1.45%
  Portfolio turnover rate(f)                                           6%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        24.82%


(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2030 PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.20
  Net realized and unrealized gain/(loss)
    on investments                                                    1.13
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.33
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.33
  TOTAL RETURN(D)(E)(F)                                              13.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $39
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      5.42%
  Portfolio turnover rate(f)                                          40%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       361.18%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2035 PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.05
  Net realized and unrealized gain/(loss)
    on investments                                                    0.89
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        0.94
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $10.94
  TOTAL RETURN(D)(E)(F)                                              9.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                               $3,105
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      1.08%
  Portfolio turnover rate(f)                                           5%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                        27.33%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

BANC OF AMERICA

RETIREMENT 2040 PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  CLASS Z SHARES                                                  10/31/06(A)
  Net asset value, beginning of period                               $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(b)(c)                                  0.18
  Net realized and unrealized gain/(loss)
    on investments                                                    1.17
                                                                     ------
  Net increase/(decrease) in net asset
    value resulting from investment
    operations                                                        1.35
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --
  Distributions from net realized gains                                --
  Total distributions                                                  --
                                                                     ------
  Net asset value, end of period                                     $11.35
  TOTAL RETURN(D)(E)(F)                                              13.50%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $48
  Ratio of operating expenses to average
    net assets(g)(h)                                                 0.10%
  Ratio of net investment income/(loss)
    to average net assets(c)(g)                                      4.26%
  Portfolio turnover rate(f)                                          38%
  Ratio of waivers and/or expense
    reimbursements to average net
    assets(g)                                                       372.12%



(a) Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.


(b) Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d) Total return at net asset value.


(e) If the Portfolio's investment adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Not annualized.

(g) Annualized.

(h) Does not include expenses of the Underlying Funds in which the Portfolio invests.

Hypothetical investment and expense Information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on each Portfolio's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Portfolio, which is based on that stated in each Portfolio's Annual Portfolio Operating Expenses table, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements at the Portfolio level for the period of the contractual commitment. The expense ratios include the net expenses of the Underlying Funds. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

BANC OF AMERICA RETIREMENT 2005 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.70%                4.30%             $10,430.00         $71.51
       2           10.25%              1.35%                8.11%             $10,810.70        $143.37
       3           15.76%              1.35%               12.05%             $11,205.29        $148.61
       4           21.55%              1.35%               16.14%             $11,614.28        $154.03
       5           27.63%              1.35%               20.38%             $12,038.20        $159.65
       6           34.01%              1.35%               24.78%             $12,477.59        $165.48
       7           40.71%              1.35%               29.33%             $12,933.03        $171.52
       8           47.75%              1.35%               34.05%             $13,405.08        $177.78
       9           55.13%              1.35%               38.94%             $13,894.37        $184.27
      10           62.89%              1.35%               44.02%             $14,401.51        $191.00
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,401.51
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,567.22


BANC OF AMERICA RETIREMENT 2010 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.75%                4.25%             $10,425.00         $76.59
       2           10.25%              1.40%                8.00%             $10,800.30        $148.58
       3           15.76%              1.40%               11.89%             $11,189.11        $153.93
       4           21.55%              1.40%               15.92%             $11,591.92        $159.47
       5           27.63%              1.40%               20.09%             $12,009.23        $165.21
       6           34.01%              1.40%               24.42%             $12,441.56        $171.16
       7           40.71%              1.40%               28.89%             $12,889.46        $177.32
       8           47.75%              1.40%               33.53%             $13,353.48        $183.70
       9           55.13%              1.40%               38.34%             $13,834.20        $190.31
      10           62.89%              1.40%               43.32%             $14,332.23        $197.17
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,332.23
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,623.44


BANC OF AMERICA RETIREMENT 2015 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.75%                4.25%             $10,425.00         $76.59
       2           10.25%              1.40%                8.00%             $10,800.30        $148.58
       3           15.76%              1.40%               11.89%             $11,189.11        $153.93
       4           21.55%              1.40%               15.92%             $11,591.92        $159.47
       5           27.63%              1.40%               20.09%             $12,009.23        $165.21
       6           34.01%              1.40%               24.42%             $12,441.56        $171.16
       7           40.71%              1.40%               28.89%             $12,889.46        $177.32
       8           47.75%              1.40%               33.53%             $13,353.48        $183.70
       9           55.13%              1.40%               38.34%             $13,834.20        $190.31
      10           62.89%              1.40%               43.32%             $14,332.23        $197.17
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,332.23
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,623.44

BANC OF AMERICA RETIREMENT 2020 PORTFOLIO -- CLASS Z SHARES


                                                                             ASSUMED RATE OF RETURN
      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT                5%
              0.00%                            $10,000.00                                      ANNUAL
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   FEES &
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER   EXPENSES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    ---------
       1            5.00%              0.78%                4.22%             $10,422.00         $79.65
       2           10.25%              1.43%                7.94%             $10,794.07        $151.69
       3           15.76%              1.43%               11.79%             $11,179.41        $157.11
       4           21.55%              1.43%               15.79%             $11,578.52        $162.72
       5           27.63%              1.43%               19.92%             $11,991.87        $168.53
       6           34.01%              1.43%               24.20%             $12,419.98        $174.54
       7           40.71%              1.43%               28.63%             $12,863.37        $180.78
       8           47.75%              1.43%               33.23%             $13,322.60        $187.23
       9           55.13%              1.43%               37.98%             $13,798.21        $193.91
      10           62.89%              1.43%               42.91%             $14,290.81        $200.84
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,290.81
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,657.00


BANC OF AMERICA RETIREMENT PORTFOLIO 2025 -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.76%                4.24%             $10,424.00         $77.61
       2           10.25%              1.41%                7.98%             $10,798.22        $149.62
       3           15.76%              1.41%               11.86%             $11,185.88        $154.99
       4           21.55%              1.41%               15.87%             $11,587.45        $160.55
       5           27.63%              1.41%               20.03%             $12,003.44        $166.32
       6           34.01%              1.41%               24.34%             $12,434.36        $172.29
       7           40.71%              1.41%               28.81%             $12,880.76        $178.47
       8           47.75%              1.41%               33.43%             $13,343.18        $184.88
       9           55.13%              1.41%               38.22%             $13,822.20        $191.52
      10           62.89%              1.41%               43.18%             $14,318.41        $198.39
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,318.41
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,634.64


BANC OF AMERICA RETIREMENT 2030 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.80%                4.20%             $10,420.00         $81.68
       2           10.25%              1.45%                7.90%             $10,789.91        $153.77
       3           15.76%              1.45%               11.73%             $11,172.95        $159.23
       4           21.55%              1.45%               15.70%             $11,569.59        $164.88
       5           27.63%              1.45%               19.80%             $11,980.31        $170.74
       6           34.01%              1.45%               24.06%             $12,405.61        $176.80
       7           40.71%              1.45%               28.46%             $12,846.01        $183.07
       8           47.75%              1.45%               33.02%             $13,302.05        $189.57
       9           55.13%              1.45%               37.74%             $13,774.27        $196.30
      10           62.89%              1.45%               42.63%             $14,263.26        $203.27
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,263.26
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,679.31

BANC OF AMERICA RETIREMENT 2035 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.81%                4.19%             $10,419.00         $82.70
       2           10.25%              1.46%                7.88%             $10,787.83        $154.81
       3           15.76%              1.46%               11.70%             $11,169.72        $160.29
       4           21.55%              1.46%               15.65%             $11,565.13        $165.96
       5           27.63%              1.46%               19.75%             $11,974.54        $171.84
       6           34.01%              1.46%               23.98%             $12,398.43        $177.92
       7           40.71%              1.46%               28.37%             $12,837.34        $184.22
       8           47.75%              1.46%               32.92%             $13,291.78        $190.74
       9           55.13%              1.46%               37.62%             $13,762.31        $197.49
      10           62.89%              1.46%               42.49%             $14,249.50        $204.49
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,249.50
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,690.46


BANC OF AMERICA RETIREMENT 2040 PORTFOLIO -- CLASS Z SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.86%                4.14%             $10,414.00         $87.78
       2           10.25%              1.51%                7.77%             $10,777.45        $160.00
       3           15.76%              1.51%               11.54%             $11,153.58        $165.58
       4           21.55%              1.51%               15.43%             $11,542.84        $171.36
       5           27.63%              1.51%               19.46%             $11,945.69        $177.34
       6           34.01%              1.51%               23.63%             $12,362.59        $183.53
       7           40.71%              1.51%               27.94%             $12,794.05        $189.93
       8           47.75%              1.51%               32.41%             $13,240.56        $196.56
       9           55.13%              1.51%               37.03%             $13,702.65        $203.42
      10           62.89%              1.51%               41.81%             $14,180.88        $210.52
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   $4,180.88
  TOTAL ANNUAL FEES & EXPENSES                                                                $1,746.02

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS USED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain mutual funds, including certain of the Underlying Funds, to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Underlying Fund that has adopted an 80% Policy as a fundamental policy as well as each Underlying Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-related and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-related and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's Adviser to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.


FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GLIDE PATH -- how the strategic allocations to asset classes (stocks, bonds or cash) and sub-asset classes (i.e., large-capitalization, mid-capitalization, small-capitalization, international, core bond, short-term bond or high yield) are expected to change as each Portfolio ages.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-related securities.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The Adviser may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements and certain municipal securities.

MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-related securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 (1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.


U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

WHERE TO FIND MORE INFORMATION

You'll find more information about the Banc of America Funds in the following document:

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of this document and request other information about the Portfolios:

On the Internet:
WWW.BANCOFAMERICAFUNDS.COM

By telephone:
BANC OF AMERICA INVESTMENT SERVICES, INC.
1.800.926.1111



Information about the Portfolios can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Information about the Portfolios is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC FILE NUMBER: 811-21862
BANC OF AMERICA FUNDS TRUST

INT-36/127224-0307

                       STATEMENT OF ADDITIONAL INFORMATION

                           BANC OF AMERICA FUNDS TRUST

                    Banc of America Retirement 2005 Portfolio
                    Banc of America Retirement 2010 Portfolio
                    Banc of America Retirement 2015 Portfolio
                    Banc of America Retirement 2020 Portfolio
                    Banc of America Retirement 2025 Portfolio
                    Banc of America Retirement 2030 Portfolio
                    Banc of America Retirement 2035 Portfolio
                    Banc of America Retirement 2040 Portfolio

        Class A Shares, Class C Shares, Class R Shares and Class Z Shares

                                  March 1, 2007

          This SAI provides information relating to the classes of shares representing interests in the Portfolios listed above. This information supplements that contained in the prospectuses for the Portfolios and is intended to be read in conjunction with the prospectuses. THE SAI IS NOT A PROSPECTUS FOR THE PORTFOLIOS. See "About the SAI" for information on what the SAI is and how it should be used.

          Copies of any of the prospectuses may be obtained without charge by writing Banc of America Funds, c/o Columbia Management Services, P.O. Box 8081, Boston, MA 02266-8081, or by calling Banc of America Funds at (800) 322-8222 or Banc of America Investment Services, Inc. at (800) 926-1111. FOR EASE OF USE, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS SAI HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS SAI IN APPENDIX B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

                                TABLE OF CONTENTS

ABOUT THIS SAI............................................................     1
HISTORY OF THE TRUST......................................................     2
DESCRIPTION OF THE PORTFOLIOS' INVESTMENTS AND RISKS......................     2
   General................................................................     2
   Investment Policies....................................................     2
      Fundamental Policies................................................     2
      Non-Fundamental Policies............................................     3
      Exemptive Orders....................................................     4
   Permissible Portfolio Investments and Investment Techniques............     4
   Descriptions of Permissible Investments................................     5
      Asset-Backed Securities.............................................     5
      Bank Obligations (Domestic and Foreign).............................     5
      Borrowings..........................................................     6
      Derivatives.........................................................     7
      Dollar Roll Transactions............................................     8
      Foreign Securities..................................................     8
      Guaranteed Investment Contracts and Funding Agreements..............     9
      Linked Securities and Structured Products...........................     9
      Money Market Instruments............................................    11
      Mortgage-Backed Securities..........................................    11
      Municipal Securities................................................    12
      Other Investment Companies..........................................    14
      Pass-Through Securities (Participation Interests and Company
         Receipts)........................................................    15
      Private Placement Securities and Other Restricted Securities........    16
      REITs and Master Limited Partnerships...............................    17
      Repurchase Agreements...............................................    17
      Reverse Repurchase Agreements.......................................    18
      Securities Lending..................................................    18
      Stripped Securities.................................................    18
      Swap Contracts......................................................    19
      U.S. Government Obligations.........................................    19
      Variable- and Floating-Rate Instruments.............................    20
   Other Considerations...................................................    20
      Temporary Defensive Purposes........................................    20
      Portfolio Turnover..................................................    20
      Disclosure of Portfolio Information.................................    20
MANAGEMENT OF THE TRUST...................................................    24
   The Trustees and Officers..............................................    24
   Board Committees.......................................................    25
   Board Compensation.....................................................    27
   Columbia Funds Deferred Compensation Plan..............................    27
   Beneficial Equity Ownership Information................................    27
   Codes of Ethics........................................................    28
PROXY VOTING POLICIES AND PROCEDURES......................................    28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    28
INVESTMENT ADVISORY AND OTHER SERVICES....................................    29
   Investment Adviser.....................................................    29
      Portfolio Managers..................................................    29
      Investment Advisory Agreement.......................................    32
      Expense Limitations.................................................    32
      Advisory Fees Paid..................................................    33
   Administrator..........................................................    33

      Administration Fees Paid............................................    34
      Pricing and Bookkeeping Agent.......................................    34
      Pricing and Bookkeeping Fees Paid...................................    34
   12b-1 Plans............................................................    35
   Expenses...............................................................    37
   Other Service Providers................................................    37
      Transfer Agent and Custodian........................................    37
      Independent Registered Public Accounting Firm.......................    38
      Counsel.............................................................    38
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    38
   General Brokerage Policy, Brokerage Transactions and Broker Selection..    38
   Aggregate Brokerage Commissions........................................    41
   Brokerage Commissions Paid to Affiliates...............................    41
   Directed Brokerage.....................................................    41
   Securities of Regular Broker/Dealers...................................    41
   Additional Investor Servicing Payments.................................    41
   Additional Financial Intermediary Payments.............................    42
      Marketing Support Payments..........................................    42
      Investor Servicing Payments.........................................    43
      Other Payments......................................................    44
CAPITAL STOCK.............................................................    44
   Description of the Trust's Shares......................................    44
   About the Trust's Capital Stock........................................    44
PURCHASE, REDEMPTION AND PRICING OF SHARES................................    45
   Purchase, Redemption and Exchange......................................    45
   Offering Price.........................................................    46
INFORMATION CONCERNING TAXES..............................................    48
   Qualification as a Regulated Investment Company........................    48
   Excise Tax.............................................................    49
   Capital Loss Carry-Forwards............................................    49
   Equalization Accounting................................................    49
   Taxation of Portfolio Investments......................................    50
   Taxation of Distributions..............................................    52
   Sales and Exchanges of Portfolio Shares................................    52
   Foreign Taxes..........................................................    53
   Federal Income Tax Rates...............................................    53
   Backup Withholding.....................................................    53
   Tax-Deferred Plans.....................................................    54
   Corporate Shareholders.................................................    54
   Foreign Shareholders...................................................    54
UNDERWRITER COMPENSATION AND PAYMENTS.....................................    55
   Advertising Portfolio Performance......................................    56
   Yield Calculations.....................................................    58
   Total Return Calculations..............................................    59
   Cumulative Return......................................................    59
   After-Tax Return Calculations..........................................    59
APPENDIX A -- DESCRIPTION OF SECURITY RATINGS.............................   A-1
APPENDIX B -- GLOSSARY....................................................   B-1
APPENDIX C -- CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   C-1
APPENDIX D -- PROXY VOTING POLICIES AND PROCEDURES........................   D-1

                                 ABOUT THIS SAI

          WHAT IS THE SAI?

          The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Portfolios. It generally contains information about the Portfolios that the SEC has concluded is not required to be in the Portfolios' prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

          Specifically, the SAI, among other things, provides information about: the Trust, which is the Delaware statutory trust that "houses" the Portfolios; the investment policies and permissible investments of the Portfolios and the Underlying Funds; the management of the Portfolios, including the Board of Trustees; the Portfolios' investment adviser; other service providers to the Portfolios; certain brokerage policies of the Portfolios; and performance information about the Portfolios.

          HOW SHOULD I USE THE SAI?

          The SAI is intended to be read in conjunction with the Portfolios' prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Portfolio prospectus may be obtained by calling Banc of America Funds at (800) 322-8222 or by visiting the Portfolios' website, www.bancofamericafunds.com.

          WHAT GOVERNS THE TYPE OF INFORMATION THAT IS PUT IN THE SAI?

          The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

          IS THE SAI AVAILABLE ON THE INTERNET?

          Yes. The SAI is part of the registration statement for the Portfolios that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/companysearch.htm. The "Company Name" that investors should search for is "Banc of America Funds Trust." A copy of the SAI may also be obtained by visiting the Portfolios' website, www.bancofamericafunds.com.

          WHO MAY I CONTACT FOR MORE INFORMATION?

          If you have any questions about the Portfolios, please call Banc of America Funds at (800) 322-8222 or Banc of America Investment Services, Inc. at
(800) 926-1111.

                              HISTORY OF THE TRUST

          The Trust is a registered investment company in the Columbia Funds Family. The Columbia Funds Family currently has more than 100 distinct investment portfolios and total assets in excess of $312 billion.

          The Trust was organized as a Delaware statutory trust on February 21, 2006. The Portfolios were first offered on June 1, 2006. Each Portfolio has a fiscal year end of October 31st.

                         DESCRIPTION OF THE PORTFOLIOS'
                              INVESTMENTS AND RISKS

GENERAL

          All of the Portfolios are open-end management investment companies and are diversified.

          See "Capital Stock" for a listing and description of the classes of shares that each Portfolio offers, including shareholder rights.

INVESTMENT POLICIES

          The investment objectives and principal investment strategies, and the principal investment risks associated with these strategies for each Portfolio, are discussed in the Portfolios' prospectuses.

          The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Portfolios supplements the discussion in the prospectuses for the Portfolios. A fundamental policy may only be changed with the approval of the majority of shareholders entitled to vote. A non-fundamental policy may be changed by the Board and does not require shareholder approval.

          Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Portfolio's acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

          FUNDAMENTAL POLICIES

     1. Each Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies.

     2. Each Portfolio may not purchase or sell real estate, except a Portfolio may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     3. Each Portfolio may not purchase or sell commodities, except that a Portfolio may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     4. Each Portfolio may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and
          (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

     5. Each Portfolio may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

     6. Each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

          NON-FUNDAMENTAL POLICIES

     1. Each Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any fund that is purchased by a Portfolio in reliance on
          Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

     2. Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

     3. Each Portfolio may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. Each Portfolio may not make investments for the purpose of exercising control of management. (Investments by the Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Portfolio segregates assets in the amount at least equal to the underlying security or asset.

     7. To the extent a Portfolio is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Portfolio's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

          EXEMPTIVE ORDERS

          In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Portfolios to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

     1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA, including the Portfolios, may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

     2. Pursuant to an exemptive order dated September 5, 2003, a Portfolio may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

PERMISSIBLE PORTFOLIO INVESTMENTS AND INVESTMENT TECHNIQUES

          Each Portfolio's prospectus identifies and summarizes (1) the types of securities in which a Portfolio invests as part of its principal investment strategies and (2) the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

          Subject to its fundamental and non-fundamental investment policies:

          - Each Portfolio may borrow money, lend its securities and invest in securities issued by other registered management investment companies. See "Descriptions of Permissible
               Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."

          - Each Portfolio permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as to enhance return. See "Descriptions of Permissible Investments--Derivatives."

          - Each Portfolio may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. A Portfolio may invest in these securities without limit, when the Adviser:
               (i) believes that the market conditions are not favorable for more aggressive investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, each Portfolio will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

          - Any Portfolio that invests in a security that could be deemed to create leverage and thus create a senior security under Section 18(f) of the 1940 Act will segregate assets as required by the 1940 Act (or as permitted by law or SEC staff positions) or enter into certain offsetting positions to cover its obligations.

          The Portfolios invest in a mix of the International/Global Stock Funds, Stock Funds, Government & Corporate Bond Funds and Money Market Funds in the Columbia Funds Family.

          The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Portfolio is a "fund-of-funds," each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Portfolio may: (i) own more than 3% of the total outstanding stock of an underlying fund in which the Portfolio invests (an

"Underlying Fund"), other than another Portfolio; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

          Each Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Funds will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

DESCRIPTIONS OF PERMISSIBLE INVESTMENTS

          Additional information about individual types of securities (including key considerations and risks) in which the Portfolios and/or the Underlying Funds (collectively, in this section, referred to as a "Fund" or the "Funds") may invest is set forth below.

          ASSET-BACKED SECURITIES

          Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

          The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

          Key Considerations and Risks: The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under "Descriptions of Permissible Investments--Mortgage-Backed Securities" for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

          In addition, as purchasers of an asset-backed security, the Funds generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

          BANK OBLIGATIONS (DOMESTIC AND FOREIGN)

          Bank obligations include, for example, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

          A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have an interest rate which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

          A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

          As a general matter, obligations of "domestic banks" are not subject to the Portfolios' fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent that they are subject to comparable regulation as domestic banks; and (c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

          Certain Funds may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

          Key Considerations and Risks: Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.


          Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that:
(a) their liquidity could be impaired because of political or economic developments; (b) the obligations may be less marketable than comparable obligations of domestic banks; (c) a foreign jurisdiction might impose withholding and other taxes at potentially confiscatory levels on amounts realized on those obligations; (d) foreign deposits may be seized or nationalized; (e) foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations; and (f) the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.


          BORROWINGS

          Each Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations" in its SAI.

          The Funds participate in an uncommitted line of credit provided by State Street under an agreement (the "Uncommitted Line"). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Uncommitted Line, each participating Fund must maintain a ratio of net assets (not including funds borrowed under the Uncommitted Line) to the aggregate amount of indebtedness pursuant to the Uncommitted Line that is no less than 4 to 1. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in the Portfolios' Annual Reports to Shareholders for the fiscal period ended October 31, 2006.

          As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

          Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage.

          A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."

          Key Considerations and Risks: The Uncommitted Line is not a "committed" line of credit, which is to say that State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

          DERIVATIVES

          A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.

          The Funds may use derivatives for a variety of reasons, including to: enhance a Fund's return, attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Fund's portfolio.

          A Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

          Key Considerations and Risks: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

          See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants and Rights" and "Descriptions of Permissible Investments--Swap Contracts."

          DOLLAR ROLL TRANSACTIONS

          Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the "roll" period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the "drop") as well as by the interest earned on the cash proceeds of the initial sale. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

          Key Considerations and Risks: Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

          FOREIGN SECURITIES

          Foreign securities are debt, equity or derivative securities determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

          Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

          A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

          Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

          A Fund also may purchase American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

          Key Considerations and Risks: Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible impositions of foreign taxes, including potentially confiscatory levels of taxation and withholding and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

          Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

          As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

          GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

          Guaranteed investment contracts ("GICs"), investment contracts or funding agreements are debt instruments issued by highly-rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts.

          Key Considerations and Risks: A Fund will only purchase GICs from issuers which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to a Fund on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.

          LINKED SECURITIES AND STRUCTURED PRODUCTS

          Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

          Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

          One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

          Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

          SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

          Key Considerations and Risks: Like all derivatives, a Fund's investments in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

          With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

          SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

          MONEY MARKET INSTRUMENTS

          Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper and master notes (which are generally understood to be unsecured obligations of a firm (often private and/or unrated), privately negotiated by borrower and lender, that contemplate a series of recurring loans and repayments, governed in each case by the terms of the one master note). Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

          Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

          See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts and Funding Agreements," "Descriptions of Permissible Investments--Repurchase Agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

          Key Considerations and Risks: Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

          MORTGAGE-BACKED SECURITIES

          A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See "Descriptions of Permissible Investments--Pass-Through Securities."

          Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation's stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

          Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

          Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

          Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

          Key Considerations and Risks: Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

          MUNICIPAL SECURITIES

          Municipal Bonds - Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, and also by their political subdivisions, duly constituted offering authorities and instrumentalities. States, territories, possessions and municipalities may issue municipal bonds for a variety of reasons, including, for example, to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities also issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, industrial facilities or for water supply, gas, electricity or waste disposal facilities.

          Municipal bonds generally are classified as "general obligation" or "revenue" bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal bonds may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

          Private activity bonds (such as an industrial development or industrial revenue bond) held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Municipal Notes - Municipal notes are issued by states, municipalities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the related fiscal period. Municipal obligation notes generally have maturities of one year or less. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

          Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

          Municipal demand obligations are subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months.

          Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.

          Municipal Leases - Municipal securities also may include participations in privately arranged loans to state or local government borrowers, some of which may be referred to as "municipal leases." Generally, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

          Although lease obligations do not constitute general obligations of the municipal issuer to which the government's taxing power is pledged, a lease obligation is ordinarily backed by the government's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event that foreclosure might prove difficult.

          Key Considerations and Risks: There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of municipal securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

          There are particular considerations and risks relevant to investing in a portfolio of a single state's municipal securities, such as the greater risk of the concentration of a Fund versus the greater relative safety that comes with a less concentrated investment portfolio.

          OTHER INVESTMENT COMPANIES

          The Portfolios invest in a mix of the International/Global Stock Funds, Stock Funds, Government & Corporate Bond Funds and Money Market Funds in the Columbia Funds Family.

          The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Portfolio is a "fund-of-funds," each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Portfolio may: (i) own more than 3% of the total outstanding stock of an Underlying Fund, other than another Portfolio; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

          Each Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Funds will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

          An Underlying Fund may purchase shares of exchange-traded funds ("ETFs"), which are a type of investment company. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

          Key Considerations and Risks: An Underlying Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, this ability may allow the Portfolio to gain exposure to a type of security. It also may facilitate an Underlying Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Portfolio shares held directly, but also on the mutual fund shares that the Portfolio purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Portfolios.

          An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and an Underlying Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or
(iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

          PASS-THROUGH SECURITIES (PARTICIPATION INTERESTS AND COMPANY RECEIPTS)

          A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

          FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

          FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

          Key Considerations and Risks: Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          PRIVATE PLACEMENT SECURITIES AND OTHER RESTRICTED SECURITIES

          Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often "restricted," i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

          Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

          Private placements may be considered illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

          Key Considerations and Risks: Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Underlying Fund's net asset value due to the absence of a trading market.

          Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

          REITS AND MASTER LIMITED PARTNERSHIPS

          A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

          Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

          Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like an Underlying Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

          Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

          The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

          The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

          REPURCHASE AGREEMENTS

          A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Underlying Fund to resell such security at a fixed time and price (representing the Underlying Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, the Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

          Key Considerations and Risks: Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

          Pursuant to an exemptive order issued by the SEC, the Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

          REVERSE REPURCHASE AGREEMENTS

          A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

          Key Considerations and Risks: Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

          SECURITIES LENDING

          For various reasons, including to enhance a Fund's return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund's total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral.

          Key Considerations and Risks: Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          STRIPPED SECURITIES

          Stripped securities are derivatives in which an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. See generally "Descriptions of Permissible Investments--Derivatives." Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities, or SMBS, can also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-Coupon Securities."

          The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

          Key Considerations and Risks: If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

          SWAP CONTRACTS

          Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

          Key Considerations and Risks: Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, a Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

          The Adviser does not believe that a Fund's obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

          U.S. GOVERNMENT OBLIGATIONS

          U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

          Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances comprise almost all of their portfolios.

          Key Considerations and Risks: In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

          VARIABLE- AND FLOATING-RATE INSTRUMENTS

          These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

          Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

          Key Considerations and Risks: In order to most effectively use these investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

OTHER CONSIDERATIONS

          TEMPORARY DEFENSIVE PURPOSES

          Each Portfolio may invest all of its assets in Columbia Cash Reserves. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

          When a Portfolio engages in such strategies, it may not achieve its investment objective.

          PORTFOLIO TURNOVER

          The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." A Portfolio may engage in frequent and active trading of portfolio securities in order to achieve its investment objective. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Portfolio's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance.

          For each Portfolio's portfolio turnover rate, see the "Financial Highlights" in the prospectus for that Portfolio.

          DISCLOSURE OF PORTFOLIO INFORMATION

          The Board has adopted policies and procedures with respect to the disclosure of the Portfolios' holdings by the Portfolios, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interest of Portfolio shareholders and to address conflicts between the interests of a Portfolio's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Portfolio, on the other. These policies and procedures provide that Portfolio holdings information generally may not be disclosed to any party prior to:

(1) the business day next following the posting of such information on the Portfolios' website, www.bancofamericafunds.com, if applicable, or (2) the time a Portfolio discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Portfolios' other service providers from entering into any agreement to disclose Portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Portfolios and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Portfolios covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

          Public Disclosures

          The Portfolios' holdings are currently disclosed to the public through required filings with the SEC and on the Portfolios' website. This information is available on the Portfolios' website, www.bancofamericafunds.com, as described below. The Columbia Funds' portfolio holdings are available on the Columbia Funds' website, www.columbiafunds.com, as described below.

          - For the Portfolios and equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

          - For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

          - For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

          Certain Funds shall also disclose their largest holdings, as a percent of their portfolios, as of month-end on their websites generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest five equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

          The scope of the information provided pursuant to the Portfolios' policies relating to each Portfolio's portfolio that is made available on the website may change from time to time without prior notice.

          The Portfolios file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Portfolio's fiscal year). Shareholders may obtain the Portfolios' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Banc of America Funds' website. In addition, the Portfolios' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

          With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

          The Portfolios, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Portfolios' website or no earlier than the time the Portfolios file such information in a publicly available SEC filing required to include such information.

          Other Disclosures

          The Portfolios' policies and procedures provide that no disclosures of the Portfolios' holdings may be made prior to the holdings information being made public unless (1) the Portfolios have a legitimate business purpose for making such disclosure, (2) the Portfolios' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

          In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Portfolio shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Portfolio, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

          In addition, the Portfolios periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Portfolios with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Portfolios' sub-advisers, the Portfolios' independent registered public accounting firm, legal counsel, financial printers, the Portfolios' proxy solicitor, the Portfolios' proxy voting service provider, and rating agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Portfolios. The Portfolios may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Portfolios, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

          The Portfolios currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Portfolios' chief executive officer. These special arrangements are the following:

                              COMPENSATION/                   CONDITIONS/                   FREQUENCY
                              CONSIDERATION                 RESTRICTIONS ON                    OF
   IDENTITY OF RECIPIENT        RECEIVED                  USE OF INFORMATION               DISCLOSURE
---------------------------   -------------   ------------------------------------------   ----------
Electra Information Systems   None            Use of holdings information for trade        Daily
                                              reconciliation purposes.

Standard & Poor's             None            Vendor uses to maintain ratings for          Weekly
                                              certain Money Market Funds.

InvestorTools, Inc.           None            Access to holdings granted solely for the    Real time
                                              purpose of testing back office conversion
                                              of trading systems.

ING Insurance Company         None            Access to holdings granted for specific      Quarterly
                                              Funds for ING's creation of
                                              client/shareholder materials. ING may not
                                              distribute materials until the holdings
                                              information is made public.

Glass-Lewis                   None            Glass-Lewis receives holdings information    Daily
                                              in connection with testing the firm's
                                              proxy services.

CMS Bondedge                  None            CMS Bondedge is the vendor for an            Ad-hoc
                                              application used by CMA's Fixed Income
                                              Portfolio Management team as an analytical
                                              and trading tool. CMS Bondedge may
                                              receive holdings information to assist in
                                              resolving technical difficulties with the
                                              application.

                              COMPENSATION/                   CONDITIONS/                   FREQUENCY
                              CONSIDERATION                 RESTRICTIONS ON                    OF
   IDENTITY OF RECIPIENT        RECEIVED                  USE OF INFORMATION               DISCLOSURE
---------------------------   -------------   ------------------------------------------   ----------
Linedata Services, Inc.       None            Linedata is the software vendor for the      Ad-hoc
                                              LongView Trade Order Management System.
                                              Linedata may receive holdings information
                                              to assist in resolving technical
                                              difficulties with the application.

JP Morgan                     None            JP Morgan provides the High Yield team       Monthly
                                              with peer group analysis reports for
                                              purposes of analyzing the portfolio.

Malaspina Communications      None            Vendor uses to facilitate writing,           Quarterly
                                              publishing, and mailing Portfolio
                                              shareholder reports and communications
                                              including shareholder letter and
                                              management's discussion of Portfolio
                                              performance.

Data Communique               None            Vendor uses to automate marketing            Quarterly
                                              materials. Vendor receives top holdings
                                              information to populate data in fact sheet
                                              templates.

Evare LLP                     None            Evare obtains account information for        Daily
                                              purposes of standardizing and reformatting
                                              data according to CMA's specifications for
                                              use in the reconciliation process.

Factset Data Systems, Inc.    None            FactSet provides quantitative analytics,     Daily
                                              charting and fundamental data to CMA.
                                              FactSet requires holdings information to
                                              provide the analytics.

RR Donnelly/WE Andrews        None            Printers for the Portfolios' prospectuses,   Monthly
                                              supplements, SAIs, fact sheets, brochures.

Merrill and Bowne             None            Printers for the Portfolios' prospectuses,   Monthly
                                              supplements, and SAIs.

Merrill Corporation           None            Provides fulfillment of the Portfolios'      Monthly
                                              prospectuses, supplements, SAIs, and sales
                                              materials.

Citigroup                     None            Citigroup is the software vendor for Yield   Daily
                                              Book, an analytic software program. CMA
                                              uses Yield Book to perform ongoing risk
                                              analysis and management of certain fixed
                                              income Funds and fixed income separately
                                              managed accounts.

Mellon Analytical Solutions   None            Provides portfolio characteristics to        Monthly
                                              assist in performance reviews and
                                              reporting.

                              COMPENSATION/                   CONDITIONS/                   FREQUENCY
                              CONSIDERATION                 RESTRICTIONS ON                    OF
   IDENTITY OF RECIPIENT        RECEIVED                  USE OF INFORMATION               DISCLOSURE
---------------------------   -------------   ------------------------------------------   ----------
Cogent Consulting             None            Facilitates the evaluation of commission     Daily
                                              rates and provides flexible commission
                                              reporting.

Moody's Investors Services    None            Vendor uses to maintain ratings for          Monthly
                                              certain Money Market Funds.

                             MANAGEMENT OF THE TRUST

THE TRUSTEES AND OFFICERS

          The Board of the Trust oversees the Portfolios. All of the Trustees are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Portfolios, apart from the personal investments that most Trustees have made in certain of the Columbia Funds as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Trust. The following table provides basic information about the Trustees and the executive officers ("Officers") of the Trust as of the date of this statement of additional information, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is c/o Columbia Management Advisors LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

                                                                                         NUMBER
                                                                                        OF FUNDS
                                   TERM OF OFFICE                                        IN FUND
       NAME, YEAR OF BIRTH          AND LENGTH OF  PRINCIPAL OCCUPATION(S) DURING THE    COMPLEX  OTHER DIRECTORSHIPS
AND POSITION HELD WITH THE TRUST     TIME SERVED             PAST FIVE YEARS            OVERSEEN    HELD BY TRUSTEE
---------------------------------  --------------  -----------------------------------  --------  -------------------
                                                            TRUSTEES

Edward J. Boudreau, Jr.            Indefinite      Managing Director - E.J.             79        None
(Born 1944)                        term; Trustee   Boudreau & Associates
Trustee                            since 2006      (consulting), through present

William P. Carmichael              Indefinite      Retired                              79        Director - Cobra Electronics
(Born 1943)                        term; Trustee                                                  Corporation (electronic
Trustee and Chairman of the Board  since 2006                                                     equipment manufacturer);
                                                                                                  Spectrum Brands, Inc.
                                                                                                  (batteries); Simmons Company
                                                                                                  (bedding); and The Finish Line
                                                                                                  (apparel)

William A. Hawkins                 Indefinite      President, Retail Banking - IndyMac  79        None
(Born 1942)                        term; Trustee   Bancorp, Inc., from September 1999
Trustee                            since 2006      to August 2003; Retired

R. Glenn Hilliard                  Indefinite      Chairman and Chief Executive         79        Director - Conseco, Inc.
(Born 1943)                        term; Trustee   Officer - Hilliard Group LLC                   (insurance) and Alea Group
Trustee                            since 2006      (investing and consulting),                    Holdings (Bermuda), Ltd.
                                                   from April 2003 through                        (insurance)
                                                   current; Chairman and Chief
                                                   Executive Officer - ING
                                                   Americas, from 1999 to April
                                                   2003; and Non-Executive
                                                   Chairman - Conseco, Inc.
                                                   (insurance), from September
                                                   2004 through current

Minor M. Shaw                      Indefinite      President - Micco Corporation        79        Board Member - Piedmont
(Born 1947)                        term; Trustee   and Mickel Investment Group                    Natural Gas
Trustee                            since 2006

                                                YEAR FIRST
                                                ELECTED OR
     NAME, YEAR OF           POSITION WITH      APPOINTED
   BIRTH AND ADDRESS           THE TRUST        TO OFFICE        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------  ---------------------  ----------  ------------------------------------------------------------
                                                        OFFICERS

Christopher L. Wilson    President and Chief    2004        Head of Mutual Funds since August 2004 and Managing Director
(Born 1957)              Executive Officer                  of the Adviser since September 2005; President and Chief
One Financial Center                                        Executive Officer, CDC IXIS Asset Management Services, Inc.
Boston, MA 02110                                            from September 1998 to August 2004

James R. Bordewick, Jr.  Senior Vice            2006        Associate General Counsel, Bank of America, since April
(Born 1959)              President, Secretary               2005; Senior Vice President and Associate General Counsel,
One Financial Center     and Chief Legal                    MFS Investment Management prior to April 2005
Boston, MA 02110         Officer

J. Kevin Connaughton     Senior Vice            2004        Managing Director of the Adviser since February 1998
(Born 1964)              President, Chief
One Financial Center     Financial Officer and
Boston, MA 02110         Treasurer

Linda J. Wondrack        Senior Vice President  2007        Director of the Adviser and Bank of America Investment
(Born 1964)              and Chief Compliance               Product Group Compliance since June 2005; Director of
100 Federal Street       Officer                            Corporate Compliance and Conflicts Officer, MFS Investment
Boston, MA 02110                                            Management from August 2004 to May 2005; Managing Director,
                                                            Deutsche Asset Management prior to August 2004

Michael G. Clarke        Chief Accounting       2004        Director of Fund Administration since January 2006; Managing
(Born 1969)              Officer and Assistant              Director of the Adviser from September 2004 to December
One Financial Center     Treasurer                          2005; Vice President of Fund Administration from June 2002
Boston, MA 02110                                            to September 2004; Vice President of Product Strategy and
                                                            Development prior to September 2004

Stephen T. Welsh         Vice President         2004        President, Columbia Management Services, Inc. since July
(Born 1957)                                                 2004; Senior Vice President and Controller, Columbia
One Financial Center                                        Management Services, Inc. prior to July 2004
Boston, MA 02110

Barry S. Vallan          Controller             2006        Vice President - Fund Treasury of the Adviser since October
(Born 1969)                                                 2004: Vice President - Trustee Reporting from April 2002 to
One Financial Center                                        October 2004; Management Consultant, PwC (independent
Boston, MA 02110                                            registered accounting firm) prior to 2002

          Each of the Trust's Trustees and Officers holds comparable positions with certain other funds of which the Adviser or its affiliates is the investment adviser or distributor.

          The Trustees and Officers serve terms of indefinite duration. Each Portfolio held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter to elect Trustees.

BOARD COMMITTEES

          The Trust has an Audit Committee, a Governance Committee and an Investment Committee.

          The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Portfolio's investment adviser(s), administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation the financial statements of each Portfolio, and the independent registered public accounting firm is responsible for auditing those financial statements. Management is also responsible for maintaining appropriate systems for accounting and "internal controls over financial reporting" (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit

Committee Charter, the Audit Committee is not responsible for planning or conducting a Portfolio audit or for determining whether a Portfolio's financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

          The Audit Committee has, among other things, specific power and responsibility to: i) oversee its Portfolios' accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent registered public accounting firm for each Portfolio prior to the engagement of such independent registered public accounting firm; iii) pre-approve all audit and non-audit services provided to each Portfolio by its independent registered public accounting firm, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee's responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and iv) pre-approve all non-audit services provided by a Portfolio's independent registered public accounting firm to the Portfolio's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Portfolio, if the engagement relates directly to the operations and financial reporting of the Portfolio. William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael are members of the Audit Committee. The Audit Committee members are all not "interested" person (as defined in the 1940 Act). The Audit Committee met 5 times in 2006.

          The primary responsibilities of the Governance Committee include, as set forth in its charter: i) nominating Independent Trustees; ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Portfolio's investment adviser or sub-adviser or any control affiliate thereof ("Unaffiliated Trustees"), including deferred compensation and retirement policies; and iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael (ex officio) are members of the Governance Committee. The Governance Committee met 2 times in 2006.


          The Governance Committee considers candidates submitted by shareholders. Any recommendation should be submitted to Banc of America Funds, c/o Secretary, at the principal address shown on the Portfolios' registration statement. Any submission should include at a minimum the following information as to each individual proposed for election or re-election as Trustee: (i) the name, age, business address, residence address and principal occupation or employment of such individual, (ii) the class, series and number of shares of any Portfolio that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, (iii) whether such shareholder believes such individual would or would not qualify as an independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and (iv) all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of Board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the 1934 Act and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).



          The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolios; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met 5 times in 2006.

BOARD COMPENSATION

          Trustees are compensated for their services to the Columbia Funds Family as follows.

          Compensation Table for the Fiscal Period Ended October 31, 2006


                          Aggregate Compensation   Total Compensation from the Columbia
Name of Trustee(1)        from the Trust(2)        Funds Complex Paid to Directors(3)(4)
-----------------------   ----------------------   -------------------------------------
William P. Carmichael            $9,001.79                       $161,249.98
Edward J. Boudreau, Jr.          $7,642.90                       $139,700.00
William A. Hawkins               $7,960.50                       $142,200.00
R. Glenn Hilliard                $6,947.84                       $125,999.99
Minor M. Shaw                    $7,642.90                       $137,500.00


(1) Because the Portfolios are new series, having begun operations on June 1, 2006, the Trustees did not oversee (and were not compensated for oversight of) the Portfolios prior to June 1, 2006.

(2) In addition to their compensation, all Trustees receive reasonable reimbursements for travel and expenses related to their attendance at Board meetings.

(3) Each Trustee receives compensation from four investment companies that are deemed to be part of the Columbia Funds "fund complex," as that term is defined under Item 12 of Form N-1A.

(4) Total compensation amounts include deferred compensation payable to or accrued for the following Trustees: William P. Carmichael $147,107.72; Edward J. Boudreau, Jr. $39,931.87; William A. Hawkins $0; R. Glenn Hilliard $114,942.55; and Minor M. Shaw $62,713.83.

COLUMBIA FUNDS DEFERRED COMPENSATION PLAN

          Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

BENEFICIAL EQUITY OWNERSHIP INFORMATION

          As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

          The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the amount of equity securities of all funds in the Fund Complex, including in each case fees deferred pursuant to the Deferred Compensation Plan whose rate of return is tied to the return on such equity securities, stated as one of the following ranges:
A= $0; B = $1-$10,000; C =

$10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

       Beneficial Equity Ownership in Portfolios and Columbia Funds Family
                     End of Calendar Year December 31, 2006

                             DOLLAR RANGE OF EQUITY      AGGREGATE DOLLAR RANGE OF EQUITY
NOMINEE                   SECURITIES OF THE PORTFOLIOS   SECURITIES OF COLUMBIA FUNDS FAMILY
-----------------------   ----------------------------   -----------------------------------
Edward J. Boudreau, Jr.          Portfolios - A                           C
William P. Carmichael            Portfolios - A                           E
William A. Hawkins               Portfolios - A                           C
R. Glenn Hilliard                Portfolios - A                           C
Minor M. Shaw                    Portfolios - A                           E

CODES OF ETHICS

          The Trust, CMA and CMD have each adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

          The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Portfolio, or (ii) was being purchased or sold by a Portfolio. For purposes of the Codes of Ethics, an access person means
(i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The Codes of Ethics for the Trust, the Adviser and CMD are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

          A description or a copy of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities held by the Portfolios is included in Appendix D to the SAI.

          Information regarding how the Portfolio and Underlying Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge: (1) by contacting Columbia Funds at (800) 345-6611; (2) by accessing the Columbia Funds' website, www.columbiafunds.com, and following the appropriate hyperlinks; and (3) on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of February 2, 2007, the name, address and percentage of ownership of each person who may be deemed to be a principal holder of a class of Portfolio (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio's outstanding shares) are shown in Appendix C to this SAI.

          As of February 2, 2007, the name, address and percentage of ownership of each person who may be deemed to be a "control person" (as that term is defined in the 1940 Act) of a Portfolio, in that it is deemed to beneficially own greater than 25% of the outstanding shares of a Portfolio by virtue of its fiduciary or trust roles or otherwise, are shown in Appendix C to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

          CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment adviser to the Portfolios. CMA also serves as the investment adviser to the portfolios of Columbia Funds Series Trust (including the Underlying Funds) and the portfolios of Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, registered investment companies that are part of the Columbia Funds Family. CMA is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of CMA is 100 Federal Street, Boston, MA 02110.

          PORTFOLIO MANAGERS

          Other Accounts Managed by Portfolio Managers

          The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Portfolios' portfolio managers managed as of the Portfolios' fiscal year-end.

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
                                 FUNDS                   VEHICLES               OTHER ACCOUNTS
                       ------------------------  ------------------------  ------------------------
                       Number of                 Number of                 Number of
PORTFOLIO MANAGER       accounts      Assets      accounts      Assets      accounts      Assets
---------------------  ---------  -------------  ---------  -------------  ---------  -------------
Vikram J. Kuriyan (1)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (2)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (3)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (4)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (5)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (6)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (7)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Vikram J. Kuriyan (8)      26     $10 billion       38      $4.31 billion     121     $9.44 billion
Anwiti Bahuguna (1)         7     $10.1 million      0             $0           4       $332,000
Anwiti Bahuguna (2)         7     $10.1 million      0             $0           4       $332,000
Anwiti Bahuguna (3)         7     $ 7.4 million      0             $0           4       $332,000
Anwiti Bahuguna (4)         7     $10.1 million      0             $0           4       $332,000
Anwiti Bahuguna (5)         7     $ 6.7 million      0             $0           4       $332,000
Anwiti Bahuguna (6)         7     $10.1 million      0             $0           4       $332,000
Anwiti Bahuguna (7)         7     $ 7.0 million      0             $0           4       $332,000
Anwiti Bahuguna (8)         7     $10.1 million      0             $0           4       $332,000

(1) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2005 Portfolio.

(2) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2010 Portfolio.

(3) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2015 Portfolio.

(4) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2020 Portfolio.

(5) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2025 Portfolio.

(6) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2030 Portfolio.

(7) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2025 Portfolio.

(8) "Other SEC-registered open-end and closed-end funds" represents funds other than Banc of America Retirement 2040 Portfolio.

       ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS BASED ON PERFORMANCE

                     OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
                             FUNDS                   VEHICLES               OTHER ACCOUNTS
                   ------------------------  ------------------------  ----------------------
                       Number of                 Number of             Number of
PORTFOLIO MANAGER       accounts  Assets          accounts  Assets      accounts    Assets
-----------------      ---------  ------         ---------  ------     ---------  -----------
Vikram J. Kuriyan          0        $0               0        $0           2      $31 million
Anwiti Bahuguna            0        $0               0        $0           0      $0

          Ownership of Securities

          The table below shows the dollar ranges of shares of each Portfolio beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Portfolios' most recent fiscal year:

                    Dollar Range of
                   Equity Securities
                    in the Portfolio
Portfolio Manager  Beneficially Owned
-----------------  ------------------
Vikram J. Kuriyan         $0
Anwiti Bahuguna           $0

          Compensation

          As of the Portfolios' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and
(2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

          Performance Benchmarks

          S&P 500 Index
          Russell 1000  Index
          Russell 1000 Value Index
          Lehman Aggregate Bond Index
          MSCI The World Index Net
          MSCI EAFE Index Net

          Potential Conflicts of Interests

          CMA

          Like other investment professionals with multiple clients, a portfolio manager for a Portfolio may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which CMA believes are faced by investment professionals at most major financial firms. CMA and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

          Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, CMA's investment professionals do not have the opportunity to invest in client accounts, other than the Portfolios.

          A potential conflict of interest may arise when a Portfolio and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts, CMA's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Portfolio or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

          "Cross trades," in which one CMA account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. CMA and the Portfolios' Trustees have adopted compliance procedures that provide that any transactions between the Portfolios and another CMA-advised account are to be made at an independent current market price, as required by law.

          Another potential conflict of interest may arise based on the different investment objectives and strategies of a Portfolio and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Portfolio. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Portfolio. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

          A Portfolio's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

          A Portfolio's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Portfolio. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

          CMA or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

          A Portfolio's portfolio manager(s) may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. In addition, a Portfolio's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at CMA, including each Portfolio's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by CMA and the Portfolios, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios.

          INVESTMENT ADVISORY AGREEMENT

          Pursuant to the terms of the Trust's Investment Advisory Agreement, CMA, as investment adviser to the Portfolios, is responsible for the overall management and supervision of the investment management of each Portfolio and individually selects and manages the investments of the Portfolios for which no sub-adviser is employed. The Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Portfolio. The Investment Advisory Agreement is sometimes referred to as the "Advisory Agreement."

          The Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of the Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

          The Advisory Agreement became effective with respect to a Portfolio after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust's Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by CMA on 60 days' written notice.

          The Portfolios pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly.

          CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

          EXPENSE LIMITATIONS

          CMA and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Portfolio level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

                              BANC OF AMERICA FUNDS
           EXPENSE COMMITMENTS ESTABLISHED AT OVERALL PORTFOLIO LEVEL
                              THROUGH JULY 31, 2008

                                            OTHER OPERATING EXPENSES CAP*
                                            ----------------------------
Banc of America Retirement 2005 Portfolio                  0%
Banc of America Retirement 2010 Portfolio                  0%
Banc of America Retirement 2015 Portfolio                  0%
Banc of America Retirement 2020 Portfolio                  0%
Banc of America Retirement 2025 Portfolio                  0%
Banc of America Retirement 2030 Portfolio                  0%
Banc of America Retirement 2035 Portfolio                  0%
Banc of America Retirement 2040 Portfolio                  0%

* Waivers of fees and expenses such that other expenses, excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolios' investments in other investment companies, will not exceed the listed Portfolio level expense commitment.

          ADVISORY FEES PAID

          CMA received fees from the Portfolios for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal period ended October 31, 2006.


                                                           Amount   Reimbursed       Other
                                            Amount Paid*   Waived   by Adviser   Reimbursements
                                            -----------    ------   ----------   --------------
Banc of America Retirement 2005 Portfolio       $ 17         $0       $87,790          $0
Banc of America Retirement 2010 Portfolio       $ 17         $0       $89,790          $0
Banc of America Retirement 2015 Portfolio       $284         $0       $87,794          $0
Banc of America Retirement 2020 Portfolio       $ 18         $0       $87,790          $0
Banc of America Retirement 2025 Portfolio       $354         $0       $87,799          $0
Banc of America Retirement 2030 Portfolio       $ 24         $0       $87,790          $0
Banc of America Retirement 2035 Portfolio       $321         $0       $87,799          $0
Banc of America Retirement 2040 Portfolio       $ 23         $0       $87,791          $0


* The Portfolios have not yet completed a full fiscal year end. Accordingly, fees paid are only shown from their date of inception (June 1, 2006) through October 31, 2006.

ADMINISTRATOR

          CMA is the administrator of the Portfolios and the other Columbia Funds. The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the Portfolios' prospectuses. Each percentage amount is of the average daily net assets of a Portfolio. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

          Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Portfolios, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Portfolio's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations, (viii) compute each Portfolio's net asset value and net income, (ix) accumulate information required for the Trust's reports to shareholders and the SEC, (x) prepare and file the Trust's federal and state tax returns, (xi) perform monthly compliance testing for the Trust, and (xii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information.

          The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days' written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Administration Agreement provides that CMA shall not be liable to the Portfolios or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either CMA.

          ADMINISTRATION FEES PAID

          The table set forth below states the net administration fees paid to CMA for each Portfolio's fiscal period ended October 31, 2006.

                                            Administration Fees
                                               Paid to CMA
                                             by the Portfolio*    Amount Waived
                                            -------------------   -------------
Banc of America Retirement 2005 Portfolio           $0                 N/A
Banc of America Retirement 2010 Portfolio           $0                 N/A
Banc of America Retirement 2015 Portfolio           $0                 N/A
Banc of America Retirement 2020 Portfolio           $0                 N/A
Banc of America Retirement 2025 Portfolio           $0                 N/A
Banc of America Retirement 2030 Portfolio           $0                 N/A
Banc of America Retirement 2035 Portfolio           $0                 N/A
Banc of America Retirement 2040 Portfolio           $0                 N/A

* The Portfolios have not yet completed a full fiscal year end. Accordingly, fees paid are only shown from their date of inception (June 1, 2006) through October 31, 2006.

          PRICING AND BOOKKEEPING AGENT

          CMA is responsible for providing certain pricing and bookkeeping services to the Portfolios. Effective June 1, 2006, the Trust entered into a Pricing and Bookkeeping Agreement and the Administration Agreement with CMA. Under a separate agreement, CMA delegated its pricing and bookkeeping function to State Street.

          Effective December 15, 2006, the Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with the Adviser pursuant to which the Adviser monitors, budgets and approves Portfolio expenses, provides oversight of the performance by State Street Bank and Trust Company ("State Street") of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Portfolios reimburse the Adviser for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Portfolio expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

          Effective December 15, 2006, the Portfolios entered into a Financial Reporting Services Agreement with the Adviser and State Street (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services, such as the preparation of a Portfolio's financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Portfolios entered into an Accounting Services Agreement with the Adviser and State Street (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Portfolio pays State Street annual fees for these services, payable monthly, totaling $26,000.

          PRICING AND BOOKKEEPING FEES PAID

          The table set forth below states the net pricing and bookkeeping fees paid to CMA for the fiscal period ended October 31, 2006.

                                             Pricing and Bookkeeping Fees
                                            Paid to CMA by the Portfolio*
                                            -----------------------------
Banc of America Retirement 2005 Portfolio              $20,007
Banc of America Retirement 2010 Portfolio              $20,007
Banc of America Retirement 2015 Portfolio              $20,007
Banc of America Retirement 2020 Portfolio              $20,007
Banc of America Retirement 2025 Portfolio              $20,007
Banc of America Retirement 2030 Portfolio              $20,007
Banc of America Retirement 2035 Portfolio              $20,007
Banc of America Retirement 2040 Portfolio              $20,007

* The Portfolios have not yet completed a full fiscal year end. Accordingly, fees paid are only shown from their date of inception (June 1, 2006) through October 31, 2006.

12B-1 PLANS

          The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class C Shares and Class R Shares of the Portfolios. See "Capital Stock--Description of the Trust's Shares" for information about which Portfolios offer which classes of shares.

          With respect to a Portfolio's Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Portfolios.

          With respect to a Portfolio's Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Portfolios. In addition, the Trust's Shareholder Servicing Plan for Class C Shares provides that shareholder servicing fees of up to 0.25% of the average daily net assets of the Portfolios' Class C Shares can be paid to shareholder servicing agents.

          The Class R Distribution Plan provides that a Portfolio may reimburse distribution-related expenses of the Distributor for Class R Shares up to 0.50% (on an annualized basis) of the Portfolios' Class R Shares average daily net asset value.

          Payments under the Class A Distribution and Servicing Plan, the Class C Distribution Plan and Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

          All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Trustees, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

          The Portfolios participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Portfolio may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

          For the Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan, the Portfolios paid the following 12b-1 fees to the Distributor for the fiscal period ended October 31, 2006. The Trust is not aware as to what amount, if any, of the 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

                                            12b-1 Fees Paid*   Amount Waived or Reimbursed
                                            ----------------   ---------------------------
Banc of America Retirement 2005 Portfolio          $11                    $0
Banc of America Retirement 2010 Portfolio          $11                    $0
Banc of America Retirement 2015 Portfolio          $11                    $0
Banc of America Retirement 2020 Portfolio          $11                    $0
Banc of America Retirement 2025 Portfolio          $11                    $0
Banc of America Retirement 2030 Portfolio          $11                    $0
Banc of America Retirement 2035 Portfolio          $11                    $0
Banc of America Retirement 2040 Portfolio          $11                    $0

* The Portfolios have not yet completed a full fiscal year end. Accordingly, fees paid are only shown from their date of inception (June 1, 2006) through October 31, 2006.

          For the Class C Distribution Plan, the Portfolios paid the following 12b-1 fees to the Distributor for the fiscal period ended October 31, 2006. The Trust is not aware as to what amount, if any, of the 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

                                            12b-1 Fees Paid*   Amount Waived or Reimbursed
                                            ----------------   ---------------------------
Banc of America Retirement 2005 Portfolio          $43                    $0
Banc of America Retirement 2010 Portfolio          $43                    $0
Banc of America Retirement 2015 Portfolio          $43                    $0
Banc of America Retirement 2020 Portfolio          $43                    $0
Banc of America Retirement 2025 Portfolio          $43                    $0
Banc of America Retirement 2030 Portfolio          $43                    $0
Banc of America Retirement 2035 Portfolio          $42                    $0
Banc of America Retirement 2040 Portfolio          $43                    $0

* The Portfolios have not yet completed a full fiscal year end. Accordingly, fees paid are only shown from their date of inception (June 1, 2006) through October 31, 2006.

          For the Class R Distribution Plan, the Portfolios paid the following 12b-1 fees to the Distributor for the fiscal period ended October 31, 2006. The Trust is not aware as to what amount, if any, of the 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.


                                            12b-1 Fees Paid*   Amount Waived or Reimbursed
                                            ----------------   ---------------------------
Banc of America Retirement 2005 Portfolio          $22                    $0
Banc of America Retirement 2010 Portfolio          $22                    $0
Banc of America Retirement 2015 Portfolio          $21                    $0
Banc of America Retirement 2020 Portfolio          $21                    $0
Banc of America Retirement 2025 Portfolio          $21                    $0
Banc of America Retirement 2030 Portfolio          $21                    $0
Banc of America Retirement 2035 Portfolio          $21                    $0
Banc of America Retirement 2040 Portfolio          $21                    $0


* The Portfolios have not yet completed a full fiscal year end. Accordingly, fees paid are only shown from their date of inception (June 1, 2006) through October 31, 2006.

EXPENSES

          The Distributor and Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

          The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Portfolios' shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of the independent registered public accounting firm in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser or the Administrator.

          Expenses of the Trust which are not attributable to the operations of any class of shares or Portfolio are pro-rated among all classes of shares or Portfolio based upon the relative net assets of each class or Portfolio. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Portfolio are prorated among all the classes of shares of such Portfolio based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

OTHER SERVICE PROVIDERS

          TRANSFER AGENT AND CUSTODIAN

          CMS, P.O. Box 8081, Boston, Massachusetts 02286-8081, acts as Transfer Agent for each Portfolio's shares. Under the Transfer Agency Agreement, the Transfer Agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, distributes distributions payable by the Trust to shareholders, produces statements with respect to account activity for the Trust and its shareholders for these services and provides other shareholder servicing functions. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses. In addition the Trust may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Columbia Funds. CMS retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Portfolios' sub-transfer agent. BFDS/DST assists CMS in carrying out its duties as Transfer Agent.

          State Street, Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Portfolios' Custodian. As Custodian, State Street maintains the Portfolios' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Portfolios for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Portfolios all checks, and receives all dividends and other distributions made on securities owned by such Portfolios.

          With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to the Custodian Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories.

          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Portfolios issue unaudited financial information semi-annually and audited financial statements annually. The annual financial statements for the Portfolios' fiscal period ended October 31, 2006 have been audited by PricewaterhouseCoopers LLP. The Board has selected Pricewaterhouse Coopers LLP as the Trust's independent registered public accounting firm to audit the Portfolios' financial statements and review their tax returns for the fiscal year ended October 31, 2007.

          The Portfolios' Annual Reports for the fiscal period ended October 31, 2006 are incorporated herein by reference into this SAI.

          COUNSEL

          Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

GENERAL BROKERAGE POLICY, BROKERAGE TRANSACTIONS AND BROKER SELECTION

          Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) who make the day-to-day decisions for a Portfolio) is responsible for decisions to buy and sell securities for each Portfolio, for the selection of broker/dealers, for the execution of a Portfolio's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

          In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

          The Portfolios are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist's own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Portfolios.

          In placing orders for portfolio securities of a Portfolio, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

          The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Portfolios. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Portfolios. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

          Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Portfolios.

          Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

          In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of the Adviser. Investment decisions for each Portfolio and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned.

          The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

          The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Trust will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Portfolio executes any securities trades with an affiliate of Bank of America, a Portfolio does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Portfolio has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Portfolio as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Portfolio commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Portfolio and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Portfolio did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

          Certain affiliates of Bank of America Corporation, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Portfolios. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Portfolios may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

          Particularly given the breadth of the Adviser's investment management activities, investment decisions for each Portfolio are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Portfolios and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Portfolio and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

AGGREGATE BROKERAGE COMMISSIONS

                                               Aggregate Brokerage Commissions Paid
                                            as of Fiscal Period Ended October 31, 2006
                                            ------------------------------------------
Banc of America Retirement 2005 Portfolio                       $0
Banc of America Retirement 2010 Portfolio                       $0
Banc of America Retirement 2015 Portfolio                       $0
Banc of America Retirement 2020 Portfolio                       $0
Banc of America Retirement 2025 Portfolio                       $0
Banc of America Retirement 2030 Portfolio                       $0
Banc of America Retirement 2035 Portfolio                       $0
Banc of America Retirement 2040 Portfolio                       $0

BROKERAGE COMMISSIONS PAID TO AFFILIATES

          In certain instances the Portfolios may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

          No Portfolio paid brokerage commissions to any affiliated broker/dealers for the fiscal period ended October 31, 2006.

DIRECTED BROKERAGE

          A Portfolio or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Portfolio's brokerage transactions to a broker/dealer because of the research services it provides the Portfolio or the Adviser.

          During the fiscal period ended October 31, 2006, no Portfolio directed brokerage transactions.

SECURITIES OF REGULAR BROKER/DEALERS

          In certain cases, the Portfolios as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Columbia Funds Family.

          As of October 31, 2006 no Portfolio owned securities of its "regular brokers or dealers" or their parents, as defined in Rule 10b-1 under the 1940 Act.

ADDITIONAL INVESTOR SERVICING PAYMENTS

          The Portfolios, along with the Transfer Agent and/or the Distributor, may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by the Transfer Agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Portfolios through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support ("additional shareholder services"). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Portfolio assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Portfolio assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. The Trust's Board has authorized the Portfolios to pay up to 0.11% for such services. Such payments will be made by the Portfolios to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Transfer Agent, the Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Portfolios to financial intermediaries in connection with the provision of these additional shareholder services and other services (See "Additional Financial Intermediary Payments" below for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

          For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

          The Portfolios may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

ADDITIONAL FINANCIAL INTERMEDIARY PAYMENTS

          Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Portfolios. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under "Investor Servicing Payments." For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

          CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in "Additional Investor Servicing Payments." These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Portfolio to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Portfolios, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Portfolios.

          These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Portfolio will receive as proceeds from such sales, or the distribution (12b-1) fees and expenses paid by the Portfolio as shown under the heading "Fees and Expenses" in the Portfolio's prospectus.

          MARKETING SUPPORT PAYMENTS

          CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Portfolios and shareholder financial planning needs, placement on the financial intermediary's preferred or recommended fund list or otherwise identifying a Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Portfolios attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Portfolios attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Portfolios.

          As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates: Fidelity Brokerage Services LLC and National Financial Services LLC.

          CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

          INVESTOR SERVICING PAYMENTS

          CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Portfolios (see "Additional Investor Servicing Payments") and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Portfolio assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Portfolio assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Portfolios on the financial intermediary's system or other similar services. As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the following financial intermediaries or their affiliates: Mid Atlantic Capital Corporation, Princeton Retirement Group and The Principal Financial Group.

          CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

          OTHER PAYMENTS

          From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Portfolio to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD's internal guidelines and applicable law. These payments may vary upon the nature of the event.

          Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Portfolio or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

                                  CAPITAL STOCK

DESCRIPTION OF THE TRUST'S SHARES

          The Portfolios offer Class A Shares, Class C Shares, Class R Shares and Class Z Shares.

ABOUT THE TRUST'S CAPITAL STOCK

          The Trust's Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio and to divide such shares into classes. Each share of a class of a Portfolio represents an equal proportional interest in the Portfolio with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Board. However, different share classes of a Portfolio pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

          Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Portfolio's shares, other than the possible future termination of the Portfolio. The Portfolio may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Portfolio. Unless terminated by reorganization or liquidation, the Portfolio will continue indefinitely.

          Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Portfolio will not be personally liable for payment of the Portfolio's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Portfolio obligation only if the Portfolio itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

          Dividend Rights. The shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for such Portfolio. No shares have priority or preference over any other shares of the same Portfolio with respect to distributions. Distributions will be made from the assets of a Portfolio, and will be paid ratably to all shareholders of the Portfolio (or class) according to the number of shares of such Portfolio (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Portfolio based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

          Voting Rights. Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Portfolio; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

          With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Portfolio, except where voting by Portfolio is required by law or where the matter involved only affects one Portfolio. For example, a change in the Portfolio's fundamental investment policy affects only one Portfolio and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an Advisory Agreement, since it only affects one Portfolio, is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Portfolios. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Portfolio shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

          Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Portfolio, shareholders of the Portfolio are entitled to receive the assets attributable to the relevant class of shares of the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

          Preemptive Rights. There are no preemptive rights associated with Portfolio shares.

          Conversion Rights. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Portfolios' prospectuses.

          Redemptions. Each Portfolio's dividend, distribution and redemption policies can be found in its prospectus under the headings "About your investment--Information for investors--Buying, selling and exchanging shares" and "About your investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

          Sinking Portfolio Provisions. The Trust has no sinking fund provisions.

          Calls or Assessment. All Portfolio shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE, REDEMPTION AND EXCHANGE

          An investor may purchase, redeem and exchange shares in the Portfolios utilizing the methods, and subject to the restrictions, described in the Portfolios' prospectuses. The following information supplements that which can be found in the Portfolios' prospectuses.

          Purchases and Redemptions

          The Portfolios have authorized one or more broker-dealers to accept purchase and redemption orders on the Portfolios' behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolios' behalf. A Portfolio will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Portfolio's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.

          The Trust may redeem shares involuntarily in order to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

          Under the 1940 Act, the Portfolios may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Portfolios may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

          The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

          Anti-Money Laundering Compliance.

          The Portfolios are required to comply with various anti-money laundering laws and regulations. Consequently, the Portfolios may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Portfolios believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Portfolios may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Portfolios also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Portfolios to inform the shareholder that it has taken the actions described above.

OFFERING PRICE

          The share price of the Portfolios is based on a Portfolio's net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Portfolio is open for business, unless a Board determines otherwise.

          The value of a Portfolio's portfolio securities for which a market quotation is available is determined in accordance with the Trust's valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ's best bid price if the last trade price is below such bid price and down to NASDAQ's best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Portfolio. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the Portfolios' fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.


          Shares of open-end investment companies held in a Portfolio's portfolio will generally be valued at the latest net asset value reported by the investment company.


          Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

          Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

          Over-the-counter derivatives will generally be valued at fair value in accordance with the Portfolios' fair valuation procedures.

          Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.




          Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

          Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at "fair value" as determined in good faith by the Adviser's valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

          With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

          The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

                          INFORMATION CONCERNING TAXES


          The following information supplements and should be read in conjunction with the section in each prospectus entitled "Taxes." The prospectuses generally describe the federal income tax treatment of distributions by the Portfolios. This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.


          A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Portfolio shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.


          The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Portfolio, the application of state, local or foreign laws, and the effect of possible changes in applicable tax laws to their investment in a Portfolio.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


          It is intended that each Portfolio qualify as a "regulated investment company" under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Portfolio, even though each regulated investment company is a series of the Trust. Furthermore, each Portfolio will separately determine its income, gains, losses and expenses for federal income tax purposes.



          In order to qualify as a regulated investment company under the Code, each Portfolio must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Portfolio's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Portfolio must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)) or the securities of two or more issuers the Portfolio controls and which are engaged in the same, similar or related trades or businesses. The qualifying income and diversification requirements applicable to a Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.


          In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Portfolio meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain. Although, in certain circumstances, a Portfolio may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Portfolio in the year they are actually distributed. If a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that a Portfolio will not be subject to federal income taxation.



          If, for any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Portfolio's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Portfolio may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Portfolio to the IRS. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.


EXCISE TAX


          A 4% nondeductible excise tax will be imposed on each Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and net capital gain income from previous years that were not distributed during such years. Each Portfolio intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax. Moreover, each Portfolio reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Portfolio).


CAPITAL LOSS CARRY-FORWARDS

          A Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute such capital gains. The Portfolios cannot carry back or carry forward any net operating losses.

          If a Portfolio engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Portfolios and the other Columbia Funds have engaged in reorganizations or may engage in reorganizations in the future.

EQUALIZATION ACCOUNTING


          Each Portfolio may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Portfolio's total returns, it may reduce the amount that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Portfolio shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolios, and thus the use of this method may be subject to IRS scrutiny.

TAXATION OF PORTFOLIO INVESTMENTS

          In general, realized gains or losses on the sale of an Underlying Fund's securities will be treated as capital gains or losses, and long-term capital gains or losses if the Underlying Fund has held the disposed securities for more than one year at the time of disposition.


          If an Underlying Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Underlying Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by an Underlying Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Underlying Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by an Underlying Fund which the Underlying Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Portfolio.


          If an option granted by an Underlying Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a call option granted by it, the Underlying Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund will subtract the premium received from its cost basis in the securities purchased.

          Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by an Underlying Fund will be deemed "Section 1256 contracts." An Underlying Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require an Underlying Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Underlying Fund to defer the recognition of losses on certain future contracts, foreign currency contracts, and non-equity options.

          Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Underlying Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Underlying Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds an Underlying Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Underlying Fund or its shareholders in future years.

          Offsetting positions held by an Underlying Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Underlying Fund is treated as entering into "straddles" and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles should be characterized as "mixed straddles." An Underlying Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Underlying Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where an Underlying Fund had not engaged in such transactions.


          If an Underlying Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when an Underlying Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon an Underlying Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon an Underlying Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Underlying Fund's taxable year and the Underlying Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed unhedged.


         The amount of long-term capital gain an Underlying Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.



         "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If an Underlying Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Underlying Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.



         An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, an Underlying Fund may incur the tax and interest charges described above in some instances.

          Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Portfolio as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Portfolio to qualify as a regulated investment company may limit the extent to which a Portfolio will be able to engage in derivatives transactions.



          In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Funds may involve complex tax rules that may result in income or gain recognition by the Portfolios without corresponding current cash receipts. Although the Portfolios seek to avoid significant noncash income, such noncash income could be recognized by the Underlying Funds, in which case the Underlying Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.


TAXATION OF DISTRIBUTIONS


          All distributions paid out of a Portfolio's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Portfolio's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then as capital gain. A Portfolio may make distributions in excess of its earnings and profits to a limited extent, from time to time.



          Distributions designated by a Portfolio as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Portfolio will designate capital gain distributions, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.


          Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. Government if the Portfolio meets the state's minimum investment or reporting requirements, if any. Investments in GNMA ("Ginnie Mae") or FNMA ("Fannie Mae") securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF PORTFOLIO SHARES


         If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Portfolio shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Portfolio shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Portfolio may be required to treat a loss on the sale or exchange of Portfolio shares as a long-term capital loss.



          If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss will be disallowed under "wash sale" rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.



          If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan, then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.



FOREIGN TAXES

         Amounts realized by a Portfolio on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Portfolio will be eligible to file an annual election with the IRS pursuant to which the Portfolio may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Portfolio, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Portfolios will qualify for this election.


FEDERAL INCOME TAX RATES

          As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.


          Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by the Portfolio, in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Portfolio's gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Portfolio's income is attributable to qualified dividend income, then only the portion of the Portfolio's distributions that is attributable to qualified divided income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Portfolio from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Portfolio distributions as qualified dividend income are complex, including the holding period requirements. Individual Portfolio shareholders therefore are urged to consult their own tax advisors and financial planners.



          Reductions in individual federal income tax enacted in 2003 on "qualified investment income" generally will not apply to Portfolio distributions.



          The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

BACKUP WITHHOLDING


          The Portfolios may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder if the shareholder fails to furnish the Portfolio with a correct "taxpayer identification number" ("TIN"); if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding; or if the IRS notifies the Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

TAX-DEFERRED PLANS

          The shares of the Portfolios may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolio shares through such plans and/or accounts.

CORPORATE SHAREHOLDERS


          Subject to limitation and other rules, a corporate shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex; and, therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners.


FOREIGN SHAREHOLDERS


          With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Portfolio as "interest-related distributions" generally will be exempt from federal income tax withholding, provided the Portfolio obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). Interest related distributions are generally attributable to the Portfolio's net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder"). In order to qualify as an interest-related distribution, the Portfolio must designate a distribution as such not later than 60 days after the close of the Portfolio's taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Portfolio, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.



          In general, a foreign shareholder's capital gains realized on the disposition of Portfolio shares, capital gain distributions and, with respect to taxable years of a Portfolio beginning before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income or withholding tax, provided that the Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or
(iii), such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). "Short-term capital gain distributions" are distributions attributable to a Portfolio's net short-term capital gain and designated as such by the Portfolio in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.



         Under recently enacted legislation, any distribution by a Portfolio to a foreign shareholder that is attributable to gain from the Portfolio's sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Portfolio's assets are invested directly or indirectly in U.S. real property interests, taking into account the Portfolio's investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Portfolio has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Portfolio shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Portfolio during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a "wash sale transaction"), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Portfolio shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Portfolios do not expect Portfolio shares to constitute U.S. real property interests, a portion of a Portfolio's distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

          Even if permitted to do so, the Portfolios provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Portfolio makes such designations, if you hold Portfolio shares through an intermediary, no assurance can be made that your intermediary will respect such designations.







          Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.

                      UNDERWRITER COMPENSATION AND PAYMENTS

          CMD is the principal underwriter and Distributor of the shares of the Portfolios. Its address is: One Financial Center, Boston, Massachusetts 02111-2621.

          Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

          The Distribution Agreement became effective with respect to a Portfolio after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by CMA or the CMD on 60 days' written notice.

          During the fiscal period ended October 31, 2006, the Distributor received $0 in underwriting commissions from the Portfolios.

          The following table shows all commissions and other compensation received by CMD for each Portfolio's fiscal period ended October 31, 2006. Because the Portfolios have not yet completed a full fiscal year end, the amounts shown are only shown from the Portfolios' date of inception (June 1, 2006) through October 31, 2006.

                                            NET UNDERWRITING   COMPENSATION ON
                                             DISCOUNTS AND     REDEMPTIONS AND   BROKERAGE
PORTFOLIO                                      COMMISSIONS       REPURCHASES     COMMISSIONS   OTHER COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------------
Banc of America Retirement 2005 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2010 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2015 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2020 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2025 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2030 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2035 Portfolio          $0                 $0              $0                $0
Banc of America Retirement 2040 Portfolio          $0                 $0              $0                $0

ADVERTISING PORTFOLIO PERFORMANCE

          Performance information for the Portfolios may be obtained by calling the phone number on the front cover of this SAI or by visiting www.bancofamericafunds.com. From time to time, the performance of a Portfolio's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Portfolio or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

          Standardized performance for the Portfolios, i.e., that required in both form and content by Form N-1A, is either shown below or incorporated by reference from the Portfolios' Annual Reports, and may be advertised by the Portfolios. The main purpose of standardized performance is to allow an investor to review the performance of a Portfolio's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

          Non-standardized performance also may be advertised by the Portfolios. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of a Portfolio's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Portfolios may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a Portfolio has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher a Portfolio's portfolio turnover rate, the greater the percentage of gains realized and the lower the level of tax efficiency over a given period of time.

          In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Portfolios or a class with that of competitors. Of course, past performance is not a guarantee of future results.

          Each Portfolio may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Portfolios also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine,

Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Portfolio.

          The Portfolios also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in a Portfolio; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of a Portfolio or the general economic, business, investment, or financial environment in which a Portfolio operates; (iii) the effect of tax-deferred compounding on the investment returns of a Portfolio, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which a Portfolio invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Portfolio's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of a Portfolio's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized index of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized index of international stocks, or any similar recognized index. The performance of a Portfolio's class of shares also may be compared to a customized composite index.

          In addition, the Portfolios also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Portfolios also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

          The Portfolios also may discuss in advertising and other types of literature that a Portfolio has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Portfolio. The assigned rating would not be a recommendation to buy, sell or hold the Portfolio's shares since the rating would not comment on the market price of the Portfolio's shares or the suitability of the Portfolio for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Portfolio or its investments. The Portfolios may compare a Portfolio's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Portfolio's past performance with other rated investments.

          The Portfolios also may disclose in sales literature the distribution rate on the shares of a Portfolio. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent net asset value or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

          In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

          Ibbotson Associates of Chicago, Illinois, and other companies provide historical returns of the capital markets in the United States. The Portfolios may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

YIELD CALCULATIONS

          Yield is calculated separately for the Class Z Shares, Class A Shares, Class C Shares and Class R Shares of a Portfolio by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Class Z Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Portfolio, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                           Yield = 2 [(a-b+ 1)(6) - 1]
                                      ----
                                       cd

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = maximum offering price per share on the last day of the period (for
           Class Z Shares, this is equivalent to net asset value per share).

          For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Portfolio calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Columbia Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Class Z Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a distribution, but is reasonably expected to be and is declared as a distribution shortly thereafter. A Portfolio's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Portfolio, as reflected in the Portfolio's prospectus.

          The tax brackets and the related yield calculations are based on the 2000 Federal and applicable state tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 2000 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 38.6% Federal tax rate applied to taxable income in excess of $283,150.

TOTAL RETURN CALCULATIONS

          Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Portfolio. The Portfolios' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000

       T = average annual total return

       n = number of years

       ERV = ending redeemable value at the end of the period of a hypothetical
             $1,000 payment made at the beginning of such period.

          This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

CUMULATIVE RETURN

          Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Portfolio, assuming all Portfolio dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

          Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                CTR = (ERV-P) 100
                                      -------
                                P

Where: CTR = Cumulative total return

       ERV = ending redeemable value at the end of the period of a hypothetical
             $1,000 payment made at the beginning of such period

       P = initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

AFTER-TAX RETURN CALCULATIONS

          As and to the extent required by the SEC, the Portfolio's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Portfolio distributions and redemption of Portfolio shares ("ATVDR"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)(n)=ATV(DR).

          After tax returns for the Portfolios have been incorporated by reference from the Portfolios' prospectuses, and may be advertised by the Portfolios.

                  APPENDIX A -- DESCRIPTION OF SECURITY RATINGS

          The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

          The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

          The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

          AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

          The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

          MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

          The following summarizes the two highest ratings used by S&P for short-term municipal notes:

          SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

          SP-2 - Indicates satisfactory capacity to pay principal and interest.

          The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment-grade:

          F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

          F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

          Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          For commercial paper, Fitch uses the short-term debt ratings described above.

                             APPENDIX B -- GLOSSARY


Term Used in SAI                            Definition
----------------                            ----------
1933 Act.................................   Securities Act of 1933, as amended
1934 Act.................................   Securities Exchange Act of 1934,
                                            as amended
1940 Act.................................   Investment Company Act of 1940,
                                            as amended
Administrator............................   CMA
Adviser..................................   CMA
Advisory Agreement.......................   The investment advisory agreement
                                            with between the Trust, on behalf of
                                            the Portfolios, and CMA
AMEX.....................................   American Stock Exchange
Bank of America..........................   Bank of America, N.A.
Board....................................   The Trust's Board of Trustees
CFMIT....................................   Columbia Funds Master Investment
                                            Trust, a registered investment
                                            company in the Columbia Funds Family
CFST.....................................   Columbia Funds Series Trust, a registered
                                            investment company in the Columbia
                                            Funds Family
CFTC.....................................   Commodity Futures Trading Commission
CFVIT I..................................   Columbia Funds Variable Insurance
                                            Trust I, a registered investment
                                            company in the Columbia Funds Family
CMA......................................   Columbia Management Advisors, LLC
CMD......................................   Columbia Management Distributors, Inc.
CMOs.....................................   Collateralized mortgage obligations
Code.....................................   Internal Revenue Code of 1986,
                                            as amended
Code(s) of Ethics........................   The codes of ethics adopted by the
                                            Board pursuant to Rule 17j-1 under
                                            the 1940 Act
Columbia Funds or Columbia Funds Family..   The fund complex that is comprised
                                            of series advised by CMA and
                                            principally underwritten by CMD
Companies................................   Two or more of CFST, CFVIT I, CFMIT
                                            or the Trust, as the context may
                                            require
Company..................................   Any one of CFST, CFVIT I, CFMIT or
                                            the Trust, as the context may
                                            require
Custodian................................   State Street
Custodian Agreement......................   The master custodian agreement
                                            between the Trust, CFST, CFVIT I and
                                            CFMIT on behalf of their respective
                                            series, and State Street and CMD
Distribution Plan(s).....................   One or more of the plans adopted by
                                            the Board pursuant to Rule 12b-1
                                            under the 1940 Act for the
                                            distribution of the Portfolios'
                                            shares
Distributor..............................   CMD
FDIC.....................................   Federal Deposit Insurance Corporation
FHLMC....................................   Federal Home Loan Mortgage Corporation
FNMA.....................................   Federal National Mortgage Association
Fund(s)..................................   One or more of the open-end
                                            management investment companies that
                                            are series of a Company, as the
                                            context may require
GNMA.....................................   Government National Mortgage
                                            Association
Investment Advisory Agreement............   The investment advisory agreement
                                            with between the Trust, on behalf of
                                            the Portfolios, and CMA
IRS......................................   United States Internal Revenue Service
LIBOR....................................   London Interbank Offered Rate
Money Market Fund(s).....................   One or more of the money market
                                            funds that are part of the Columbia
                                            Funds Family
Moody's..................................   Moody's Investors Service, Inc.

NRSRO....................................   Nationally recognized statistical
                                            ratings organization (such as
                                            Moody's or S&P)
NYSE.....................................   New York Stock Exchange
Portfolio................................   One of the open-end management
                                            investment companies (listed on the
                                            front cover of this SAI) that is a
                                            series of the Trust
Portfolios...............................   Two or more of the open-end
                                            management investment companies
                                            (listed on the front cover of this
                                            SAI) that is a series of the Trust
REIT.....................................   Real estate investment trust
S&P......................................   Standard & Poor's Corporation
SAI......................................   This Statement of Additional
                                            Information
SEC......................................   United States Securities and
                                            Exchange Commission
Selling Agent............................   Banks, broker/dealers or other
                                            financial institutions that have
                                            entered into a sales support
                                            agreement with the Distributor
Servicing Agent..........................   Banks, broker/dealers or other
                                            financial institutions that have
                                            entered into a shareholder servicing
                                            agreement with the Distributor
SMBS.....................................   Stripped mortgage-backed securities
State Street.............................   State Street Bank and Trust Company
Transfer Agent...........................   CMS
Transfer Agency Agreement................   The transfer agency agreement
                                            between the Trust, on behalf of its
                                            series, and CMS
The Trust................................   Banc of America Funds Trust, the
                                            registered investment company in the
                                            Columbia Funds Family to which this
                                            SAI relates
Trustee(s) ..............................   One or more Trustees of the Trust

        APPENDIX C -- CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of February 2, 2007, the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio's outstanding shares) is listed below.

                                                                                 ACCOUNT
FUND/SHARE CLASS                            ACCOUNT REGISTRATION               SHARES OWNED   % OF CLASS
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement                  FIM FUNDING INC                      1,053.7290       100%
2005 Portfolio - Class A                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,049.6600       100%
2005 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,052.3970       100%
2005 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,055.0960       100%
2005 Portfolio - Class Z                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,049.9390       100%
2010 Portfolio - Class A                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,045.8490       100%
2010 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,048.5790       100%
2010 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,051.3000     53.38%
2010 Portfolio - Class Z                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

                                                                                 ACCOUNT
FUND/SHARE CLASS                            ACCOUNT REGISTRATION               SHARES OWNED   % OF CLASS
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement                  NFS                                    918.1650     46.62%
2010 Portfolio - Class Z                    FBO THOMAS D WILSON
                                            PO BOX 34281
                                            HOUSTON TX 77234-4281

Banc of America Retirement                  FIM FUNDING INC                      1,012.5810       100%
2015 Portfolio - Class A                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,008.4960       100%
2015 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,011.2200       100%
2015 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  BANK OF AMERICA N.A.               301,627.7810     99.67%
2015 Portfolio - Class Z                    ATTN: JOAN WRAY/FUNDS ACCOUNTING
                                            TX1-945-08-18
                                            411 N AKARD STREET
                                            DALLAS TX 75201-3307

Banc of America Retirement                  FIM FUNDING INC                      1,045.6600       100%
2020 Portfolio - Class A                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,041.6870       100%
2020 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,044.3240       100%
2020 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  NFS LLC FEBO                         1,537.4480     40.98%
2020 Portfolio - Class Z                    NFS/FMTC R/O IRA
                                            FBO DANIEL E MEEK
                                            115 PONDEROSA ROAD
                                            E WENATCHEE WA 98802-8667

                                                                                 ACCOUNT
FUND/SHARE CLASS                            ACCOUNT REGISTRATION               SHARES OWNED   % OF CLASS
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement                  FIM FUNDING INC                      1,046.9960     27.91%
2020 Portfolio - Class Z                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  NFS LLC FEBO                           868.1560     23.14%
2020 Portfolio - Class Z                    ADNANE CHARCHOUR
                                            SALOUA CHARCHOUR
                                            185 HARRISON STREET
                                            LEONIA NJ 07605-1657

Banc of America Retirement                  NFS LLC FEBO                           298.7290      7.96%
2020 Portfolio - Class Z                    NFS/FMTC ROTH IRA
                                            FBO CLAIRE L PETERSON
                                            4819 TERRACE DRIVE NE
                                            SEATTLE WA 98105-3923

Banc of America Retirement
2025 Portfolio - Class A
                                            FIM FUNDING INC                      1,012.4820       100%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement
2025 Portfolio - Class C
                                            FIM FUNDING INC                      1,008.3890       100%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement
2025 Portfolio - Class R
                                            FIM FUNDING INC                      1,011.1120       100%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement
2025 Portfolio - Class Z                    BANK OF AMERICA N.A.               306,876.1320     99.41%
                                            ATTN: JOAN WRAY/FUNDS ACCOUNTING
                                            TX1-945-08-18
                                            411 N AKARD STREET
                                            DALLAS TX 75201-3307

Banc of America Retirement
2030 Portfolio - Class A
                                            FIM FUNDING INC                      1,033.4420       100%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,029.4320       100%
2030 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

                                                                                 ACCOUNT
FUND/SHARE CLASS                            ACCOUNT REGISTRATION               SHARES OWNED   % OF CLASS
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement                  FIM FUNDING INC                      1,032.1080       100%
2030 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  NFS LLC FEBO                         2,381.8030     33.51%
2030 Portfolio - Class Z                    NFS/FMTC R/O IRA
                                            FBO DEBORAH H MCGLINCHEY
                                            8 TIMBERFARE CIRCLE
                                            PLYMOUTH MTNG PA 19462-2368

Banc of America Retirement                  NFS LLC FEBO                         2,169.9390     30.53%
2030 Portfolio - Class Z                    NFS/FMTC R/O IRA
                                            FBO CHRIS A DURBIN
                                            66 HALCYON ROAD
                                            NEWTON MA 02459-2432

Banc of America Retirement                  FIM FUNDING INC                      1,034.7550     14.56%
2030 Portfolio - Class Z                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  NFS/FMTC IRA                           797.5060     11.22%
2030 Portfolio - Class Z                    FBO JENNIFER E NAPOLEONE
                                            53 MULBERRY ROAD
                                            WOODBRIDGE CT 06525-1718

Banc of America Retirement                  NFS/FMTC ROTH IRA                      366.6090      5.16%
2030 Portfolio - Class Z                    FBO ELVA C GARCIA
                                            3548 CHESAPEAKE CIRCLE
                                            BOYNTON BEACH FL 33436-8561

Banc of America Retirement                  FIM FUNDING INC                      1,011.9180       100%
2035 Portfolio - Class A                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,007.8600       100%
2035 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,010.5660       100%
2035 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

                                                                                 ACCOUNT
FUND/SHARE CLASS                            ACCOUNT REGISTRATION               SHARES OWNED   % OF CLASS
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement                  BANK OF AMERICA N.A.               286,399.6030     97.82%
2035 Portfolio - Class Z                    ATTN: JOAN WRAY/FUNDS ACCOUNTING
                                            TX1-945-08-18
                                            411 N AKARD STREET
                                            DALLAS TX 75201-3307

Banc of America Retirement                  FIM FUNDING INC                      1,017.8040       100%
2040 Portfolio - Class A                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,013.8800       100%
2040 Portfolio - Class C                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  FIM FUNDING INC                      1,016.4870       100%
2040 Portfolio - Class R                    C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement                  NFS LLC FEBO                        14,043.2820     57.68%
2040 Portfolio - Class Z                    NFS/FMTC R/O IRA
                                            FBO EUGENE ZUSER
                                            47 WHITMAN STREET
                                            SOMERVILLE MA 02144-1615

Banc of America Retirement                  NFS/FMTC ROTH IRA                    2,217.0420      9.11%
2040 Portfolio - Class Z                    FBO JACK W CALLAHAN III
                                            1130 W WRIGHTWOOD AVE #3
                                            CHICAGO IL 60614-1315

Banc of America Retirement                  NFSC LLC FEBO                        2,050.1830      8.42%
2040 Portfolio - Class Z                    STEPHEN W VANDYKE
                                            9237 THERESE CT
                                            ORLAND PARK IL 60462-2056

          As of February 2, 2007, the name, address and percentage of ownership of each person who may be deemed to be a "control person" (as that term is defined in the 1940 Act) of the Portfolios in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below.

                                                                                 ACCOUNT         % OF
FUND                                        ACCOUNT REGISTRATION               SHARES OWNED   PORTFOLIO
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement 2005 Portfolio   FIM FUNDING INC                      4,210.8820    100.00%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

                                                                                 ACCOUNT         % OF
FUND                                        ACCOUNT REGISTRATION               SHARES OWNED   PORTFOLIO
-----------------------------------------   --------------------------------   ------------   ----------
Banc of America Retirement 2010 Portfolio   FIM FUNDING INC                       4,195.667     82.05%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement 2015 Portfolio   BANK OF AMERICA N.A.
                                            ATTN: JOAN WRAY/FUNDS ACCOUNTING   301,627.7810     98.68%
                                            TX1-945-08-18
                                            411 N AKARD STREET
                                            DALLAS TX 75201-3307

Banc of America Retirement 2020 Portfolio   FIM FUNDING INC                       4,178.667     60.71%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement 2025 Portfolio   BANK OF AMERICA N.A.
                                            ATTN: JOAN WRAY/FUNDS ACCOUNTING   306,876.1320     98.45%
                                            TX1-945-08-18
                                            411 N AKARD STREET
                                            DALLAS TX 75201-3307

Banc of America Retirement 2030 Portfolio   FIM FUNDING INC                      4,129.7370     40.48%
                                            C/O COLUMBIA MANAGEMENT GROUP
                                            MA 5-100-11-05
                                            100 FEDERAL STREET
                                            BOSTON MA 02110-1802

Banc of America Retirement 2035 Portfolio   BANK OF AMERICA N.A.
                                            ATTN: JOAN WRAY/FUNDS ACCOUNTING   286,399.6030     96.82%
                                            TX1-945-08-18
                                            411 N AKARD STREET
                                            DALLAS TX 75201-3307

Banc of America Retirement 2040 Portfolio   NFS LLC FEBO                        14,043.2820     51.26%
                                            NFS/FMTC R/O IRA
                                            FBO EUGENE ZUSER
                                            47 WHITMAN STREET
                                            SOMERVILLE MA 02144-1615

               APPENDIX D -- PROXY VOTING POLICIES AND PROCEDURES

         COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") - PROXY VOTING POLICY

APPLICABLE REGULATIONS

Rule 206(4)-6 under the Investment Advisers Act of 1940

*    Form N-PX

*    ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

EXPLANATION/SUMMARY OF REGULATORY REQUIREMENTS

An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

POLICY SUMMARY

COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") HAS ADOPTED AND IMPLEMENTED THE FOLLOWING POLICY, WHICH IT BELIEVES IS REASONABLY DESIGNED TO: (1) ENSURE THAT PROXIES ARE VOTED IN THE BEST ECONOMIC INTEREST OF CLIENTS; AND (2) ADDRESS MATERIAL CONFLICTS OF INTEREST THAT MAY ARISE. THIS POLICY APPLIES PRIMARILY TO THE GWIM INVESTMENT OPERATIONS GROUP, AS WELL AS TO COMPLIANCE RISK MANAGEMENT ("CRM") AND LEGAL. BUSINESS GROUPS TO WHICH THIS POLICY APPLIES AND CRM MUST ADOPT WRITTEN PROCEDURES TO IMPLEMENT THE POLICY.

POLICY

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties. Rather, the investment company clients' proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

     1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.

     2. Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA's proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

MEANS OF ACHIEVING COMPLIANCE

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee's responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee's purpose, membership and operation. The Proxy Committee's functions include, in part,

     (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

     (b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

     (c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

     (d) ensure that appropriate disclosure of CMA's Proxy Voting Policy is made to its clients, is disclosed in CMA's Form ADV and is made to the Funds' shareholders; and

     (e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA'S INVESTMENT ASSOCIATES

Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate(1), or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients' best interests.

For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:

     - Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);

     - Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent.

     - In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

----------
(1) Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest - Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter. CMA's investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor's conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits - Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer's voting securities that CMA can hold for clients (collectively, "Ownership Limits").

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser's proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA'S PROXY VOTING GUIDELINES - GENERAL PRACTICES.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA's Voting Guidelines.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED BY VOTING GUIDELINES.

A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined

Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. OTHER PROXY PROPOSALS

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor's or a an individual client's guidelines.

     1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

     2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

     3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

     4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

     5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

     6. ACCOUNTS MANAGED BY CMA'S QUANTITATIVE STRATEGIES GROUP. When an issue is held only within an account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

     7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

     8. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group's monitoring will take into account the following elements: (1) periodic review of the proxy vendor's votes to ensure that the proxy vendor is accurately voting consistent with CMA's Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

MONITORING/OVERSIGHT

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management's compliance with the Proxy Voting Policy.

RECORDKEEPING

CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

     -    The name of the issuer of the security;

     - The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

     - The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

     -    The shareholder meeting date;

     -    A brief identification of the matter voted on;

     -    Whether the matter was proposed by the issuer or by a security holder;

     -    Whether the company cast its vote on the matter;

     - How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

     -    Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

     -    Proxy Committee Meeting Minutes and Other Materials

     - Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

     - Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

     -    Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

APPENDIX A - CMA'S PROXY VOTING POLICY:  CMA'S VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, "independent" as defined by applicable regulatory and listing standards.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

          (i) the board as proposed to be constituted would have more than one-third of its members from management;

          (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

          (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

          (iv) a director serves on more than six public company boards;

          (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than three-fourths "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

     - Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

     - Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization. For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

     - Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

          - Whether the company has attained benefits from being publicly traded.

          -    Cash-out value

          -    Balanced interests of continuing vs. cashed-out shareholders

          -    Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

     - Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

               - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

          - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

          - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

     - The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.

     - No call/put option agreement exists between the company and the foundation.

     - There is a qualifying offer clause or there are annual management and supervisory board elections.

     -    The issuance authority is for a maximum of 18 months.

     -    The board of the company-friendly foundation is independent.

     - The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

     - There are no priority shares or other egregious protective or entrenchment tools.

     - The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

     - Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

APPENDIX B - CMA'S PROXY VOTING POLICY: CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.
________________________________________________________________________________

Issuer and Proxy Matter: _______________________________________________________
________________________________________________________________________________

     1. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer(2)?
          ______________________________________________________________________
          ______________________________________________________________________

     2. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?
          ______________________________________________________________________
          ______________________________________________________________________

     3. Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group(3)?
          ______________________________________________________________________
          ______________________________________________________________________

     4. Are you aware of any other potential personal conflicts of interest not described above? Please detail below.
          ______________________________________________________________________
          ______________________________________________________________________

----------
(2) Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

(3) Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

Name:
      ----------------------------------


Signed:
        --------------------------------
Date:
      ----------------------------------

APPENDIX C - CMA'S PROXY VOTING POLICY: CMA PROXY VOTE RECOMMENDATION/PROXY COMMITTEE REQUEST FORM

Name of Investment Associate:
                              -----------------------
Company Name:
              ---------------------------------------
Cutoff Date and Meeting Date:
                              -----------------------
Proxy Agenda Item:
                   ----------------------------------
Description of Item:
                     --------------------------------

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

[ ]  FOR
[ ]  AGAINST
[ ]  WITHHOLD
[ ]  ABSTAIN

Brief rationale: _______________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.


----------------------------------------
Signed

BY SIGNING, I AM CERTIFYING THAT I EITHER HAVE NO CONFLICTS OF INTEREST-RELATED INFORMATION TO REPORT OR HAVE SENT A COMPLETED "CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM" TO COMPLIANCE RISK MANAGEMENT (CONFLICTS OFFICER).

________________________________________________________________________________

SEND COMPLETED FORMS TO:

GWIM Investment Operations - Proxy Department

                           BANC OF AMERICA FUNDS TRUST

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 1-800-345-6611

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-132211; 811-21862).

EXHIBIT
LETTER    DESCRIPTION
-------   -----------
(a)       Articles of Incorporation:

(a)(1) Declaration of Trust dated February 14, 2006, incorporated by reference to the Registration Statement dated March 3, 2006.

(b)       Bylaws:

          Not Applicable.

(c)       Instruments Defining Rights of Securities Holders:

          Not Applicable.

(d)       Investment Advisory Contracts:

(d)(1)    Investment Advisory Agreement between Columbia Management Advisors,
          LLC ("CMA") and Banc of America Funds Trust (the "Registrant"), dated
          June 1, 2006, Schedule I current as of September 30, 2006, filed herewith.

(e)       Underwriting Contracts:

(e)(1)    Distribution Agreement between the Registrant and Columbia Management
          Distributors, Inc. ("CMD"), dated June 1, 2006, Schedules I and II current as of September 30, 2006, filed herewith.

(f)       Bonus or Profit Sharing Contracts:

EXHIBIT
LETTER    DESCRIPTION
-------   -----------
(f)(1)    Not Applicable.

(g)       Custodian Agreements:

(g)(1)    Master Custodian Agreement between the Registrant and State Street
          Bank and Trust Company ("State Street"), dated June 13, 2005, Appendix
          A last amended September 26, 2006, filed herewith.

(g)(2)    Amendment No. 1 to the Master Custodian Agreement between the
          Registrant and State Street, dated June 1, 2006, incorporated by reference to Post-Effective Amendment No. 1 to the Registration
          Statement, filed June 7, 2006.

(h)       Other Material Contracts:

(h)(1)    Administration Agreement between the Registrant and CMA, dated June 1,
          2006, Schedules A and B current as of September 30, 2006, filed herewith.

(h)(2) Pricing and Bookkeeping Agreement, dated June 1, 2006, Schedule A current as of September 30, 2006, filed herewith.

(h)(3)    Shareholder Administration Plan relating to Class A Shares, adopted
          April 4, 2006, Exhibit I current as of September 30, 2006, filed herewith.

(h)(4)    Shareholder Administration Plan relating to Class C Shares, adopted
          April 4, 2006, Exhibit I current as of September 30, 2006, filed herewith.

(h)(5) Form of Mutual Fund Fee and Expense Agreement between the Registrant and CMA, dated October 18, 2006, filed herewith.

(h)(6)    Transfer, Dividend Disbursing and Shareholders' Servicing Agent
          Agreement between Columbia Management Services, Inc. ("CMS"), CMA and the Registrant, dated June 1, 2006, Appendix I current as of September
          30, 2006, filed herewith.

(h)(7)    Shareholder Servicing Implementation Plan Agreement for Class A and
          Class C shares, approved April 4, 2006, incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed
          June 7, 2006.

EXHIBIT
LETTER    DESCRIPTION
-------   -----------
(i)       Legal Opinion:

(i)(1)    Opinion of Morrison & Foerster, LLP, filed herewith.

(j)       Other Opinions:

(j)(1)    Consent of PricewaterhouseCoopers, LLP, filed herewith.

(k)       Omitted Financial Statements:

          Not Applicable.

(l)       Initial Capital Agreements:

(l)(1)    Investor Letter, dated May 25, 2006, incorporated by reference to
          Pre-Effective Amendment No. 1 to the Registration Statement, filed May
          31, 2006.

(m)       Rule 12b-1 Plan:

(m)(1)    Shareholder Servicing and Distribution Plan relating to Class A
          Shares, adopted April 4, 2006, Exhibit I current as of September 30,
          2006, filed herewith.

(m)(2) Distribution Plan relating to Class C Shares and Class R Shares, adopted April 4, 2006, Exhibit I current as of September 30, 2006, filed herewith.

(m)(3)    Shareholder Servicing Plan relating to Class C Shares, adopted April 4
          2006, Exhibit I current as of September 30, 2006, filed herewith.

(m)(4)    Shareholder Servicing Plan Implementation Agreement, approved April 4,
          2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(n)       Rule 18f-3 Plan:

(n)(1) Rule 18f-3 Multi-Class Plan, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
          Statement, filed May 31, 2006.

(o)       Reserved:

          Not Applicable.

EXHIBIT
LETTER    DESCRIPTION
-------   -----------
(p)       Codes of Ethics:

(p)(1) Columbia Funds Family Code of Ethics, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(p)(2) Columbia Management Group Code of Ethics, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(q)(1)    Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr.,
          William A. Hawkins, R. Glenn Hilliard, William P. Carmichael,
          Christopher L. Wilson and J. Kevin Connaughton, incorporated by reference to the Registration Statement dated March 3, 2006.

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

          No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

          Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

               1.   Administration Agreement with CMA;

               2.   Distribution Agreement with CMD;

               3.   Custody Agreement with State Street; and

               4. Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with CMS and CMA.

          Promptly after receipt by an indemnified party of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

          The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or other subsidiaries of Bank of America Corporation.

          (a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC ("BACAP")) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27. PRINCIPAL UNDERWRITERS

          (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Columbia Funds Series Trust and Columbia Funds Variable Insurance Trust I, and as placement agent for the Columbia Funds Master Investment Trust, all of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed June 7, 2006.

          (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment adviser).

          (2) CMS, P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

          (3) CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor).

          (4) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 0211 (records relating to its function as custodian).

ITEM 29. MANAGEMENT SERVICES

          Not Applicable.

ITEM 30. UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 28th day of February, 2007.



                                       BANC OF AMERICA FUNDS TRUST

                                       By: /s/ Christopher L. Wilson
                                           -------------------------
                                       Christopher L. Wilson
                                       President and Chief Executive Officer



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURES                                                       TITLE                                   DATE
----------                                                       -----                                   ----
/s/ Christopher L. Wilson                        President and Chief Executive Officer            February 28, 2007
--------------------------------------           (Principal Executive Officer)
Christopher L. Wilson



/s/ J. Kevin Connaughton                         Senior Vice President, Treasurer and             February 28, 2007
--------------------------------------           Chief Financial Officer
J. Kevin Connaughton                             (Principal Financial Officer)


/s/ Michael G. Clarke                            Assistant Treasurer and                           February 28, 2007
--------------------------------------           Chief Accounting Officer
Michael G. Clarke                                (Principal Accounting Officer)

                *                                Trustee                                           February 28, 2007
--------------------------------------
William P. Carmichael

                *                                Trustee                                           February 28, 2007
--------------------------------------
Edward J. Boudreau, Jr.

                *                                Trustee                                           February 28, 2007
--------------------------------------
William A. Hawkins

                *                                Trustee                                           February 28, 2007
--------------------------------------
R. Glenn Hilliard

                *                                Trustee                                           February 28, 2007
--------------------------------------
Minor M. Shaw



*  /s/ James R. Bordewick, Jr.
--------------------------------------
James R. Bordewick, Jr.
Attorney-in-Fact for each Trustee*



** Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated February 27, 2006 incorporated herein by reference to the initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on March 3, 2006.